SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 99.3%
Aerospace & Defense — 1.2%
Boeing Co.(1)	752	$145,129
Howmet Aerospace, Inc.	6,010	411,264
Northrop Grumman Corp.	1,499	717,511
RTX Corp.	4,267	416,161

		1,690,065

Air Freight & Logistics — 1.0%
FedEx Corp.	4,924	1,426,680

		1,426,680

Automobiles — 1.1%
General Motors Co.	5,402	244,980
Tesla, Inc.(1)	6,887	1,210,666

		1,455,646

Banks — 2.7%
Bank of America Corp.	39,299	1,490,218
Citigroup, Inc.	34,445	2,178,302

		3,668,520

Beverages — 2.3%
Coca-Cola Co.	22,575	1,381,138
PepsiCo, Inc.	10,189	1,783,177

		3,164,315

Biotechnology — 2.2%
AbbVie, Inc.	11,519	2,097,610
Ascendis Pharma AS, ADR(1)	3,689	557,666
Regeneron Pharmaceuticals, Inc.(1)	421	405,208

		3,060,484

Broadline Retail — 4.3%
Amazon.com, Inc.(1)	32,912	5,936,667

		5,936,667

Building Products — 0.2%
Johnson Controls International PLC	4,242	277,087

		277,087

Capital Markets — 2.5%
BlackRock, Inc.	218	181,747
Charles Schwab Corp.	15,980	1,155,993
Goldman Sachs Group, Inc.	2,481	1,036,289
KKR & Co., Inc.	7,313	735,542
Quilter PLC (United Kingdom)(2)	227,845	307,997

		3,417,568

Chemicals — 2.1%
Corteva, Inc.	14,242	821,336
DuPont de Nemours, Inc.	5,869	449,976
Eastman Chemical Co.	3,525	353,276
Linde PLC	426	197,800
PPG Industries, Inc.	2,601	376,885
Sherwin-Williams Co.	2,092	726,615

		2,925,888

Construction Materials — 0.4%
CRH PLC	6,689	576,993

		576,993

Consumer Finance — 0.6%
Capital One Financial Corp.	5,142	765,592

		765,592

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Staples Distribution & Retail — 2.2%
BJ’s Wholesale Club Holdings, Inc.(1)	2,841	$214,922
Costco Wholesale Corp.	972	712,116
Target Corp.	3,598	637,602
Walmart, Inc.	23,514	1,414,837

		2,979,477

Containers & Packaging — 0.7%
Avery Dennison Corp.	1,472	328,624
Ball Corp.	6,269	422,280
Berry Global Group, Inc.	3,424	207,083

		957,987

Electric Utilities — 2.4%
Exelon Corp.	15,645	587,783
NextEra Energy, Inc.	10,158	649,198
NRG Energy, Inc.	20,920	1,416,075
PG&E Corp.	23,890	400,396
PPL Corp.	8,867	244,108

		3,297,560

Electronic Equipment, Instruments & Components — 0.5%
Vontier Corp.	16,509	748,848

		748,848

Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.(1)	29,330	400,061

		400,061

Entertainment — 1.0%
Netflix, Inc.(1)	1,190	722,723
Walt Disney Co.	5,320	650,955

		1,373,678

Financial Services — 4.2%
Apollo Global Management, Inc.	10,608	1,192,870
Berkshire Hathaway, Inc., Class B(1)	2,319	975,186
Mastercard, Inc., Class A	4,930	2,374,140
Visa, Inc., Class A	4,579	1,277,907

		5,820,103

Food Products — 0.3%
General Mills, Inc.	4,995	349,500

		349,500

Ground Transportation — 1.7%
Canadian Pacific Kansas City Ltd.	6,115	539,159
Hertz Global Holdings, Inc.(1)	32,383	253,559
Uber Technologies, Inc.(1)	8,836	680,284
Union Pacific Corp.	3,377	830,506

		2,303,508

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	3,599	409,062
Boston Scientific Corp.(1)	10,638	728,597
Dexcom, Inc.(1)	2,556	354,517
Edwards Lifesciences Corp.(1)	2,672	255,336
Intuitive Surgical, Inc.(1)	1,736	692,820
Medtronic PLC	3,336	290,733
ResMed, Inc.	631	124,957
Stryker Corp.	627	224,385

		3,080,407

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 3.1%
Cigna Group	1,837	$667,180
Elevance Health, Inc.	374	193,934
McKesson Corp.	2,137	1,147,249
UnitedHealth Group, Inc.	4,629	2,289,966

		4,298,329

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.	281	1,019,434
Chipotle Mexican Grill, Inc.(1)	293	851,684
Hilton Worldwide Holdings, Inc.	3,262	695,817
McDonald’s Corp.	422	118,983

		2,685,918

Household Durables — 1.1%
PulteGroup, Inc.	12,462	1,503,166

		1,503,166

Household Products — 1.5%
Procter & Gamble Co.	12,949	2,100,975

		2,100,975

Industrial Conglomerates — 0.8%
General Electric Co.	1,819	319,289
Honeywell International, Inc.	3,689	757,167

		1,076,456

Insurance — 2.6%
AIA Group Ltd. (Hong Kong)	117,600	789,212
Assured Guaranty Ltd.	16,570	1,445,732
AXA SA (France)	26,923	1,010,924
Prudential PLC (United Kingdom)	41,190	387,455

		3,633,323

Interactive Media & Services — 6.5%
Alphabet, Inc., Class A(1)	33,515	5,058,419
Meta Platforms, Inc., Class A	8,138	3,951,650

		9,010,069

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A(1)	927	320,622
Danaher Corp.	2,709	676,491
Mettler-Toledo International, Inc.(1)	130	173,068
Thermo Fisher Scientific, Inc.	1,599	929,355

		2,099,536

Machinery — 1.7%
Fortive Corp.	8,259	710,439
Ingersoll Rand, Inc.	5,174	491,271
Otis Worldwide Corp.	11,596	1,151,135

		2,352,845

Media — 0.3%
Charter Communications, Inc., Class A(1)	1,643	477,505

		477,505

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)	5,413	322,770
Anglo American PLC (United Kingdom)	5,597	138,303
Glencore PLC (Australia)	53,498	294,317

		755,390

Multi-Utilities — 0.3%
Ameren Corp.	3,740	276,610
CenterPoint Energy, Inc.	6,146	175,100

		451,710

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Office REITs — 0.2%
Vornado Realty Trust	11,525	$331,574

		331,574

Oil, Gas & Consumable Fuels — 4.0%
BP PLC (United Kingdom)	59,077	371,201
Cenovus Energy, Inc. (Canada)	54,041	1,080,381
ConocoPhillips	6,508	828,338
Exxon Mobil Corp.	22,443	2,608,774
Shell PLC (United Kingdom)	18,191	603,551

		5,492,245

Passenger Airlines — 0.2%
Southwest Airlines Co.	11,348	331,248

		331,248

Personal Care Products — 0.3%
Kenvue, Inc.	16,396	351,858

		351,858

Pharmaceuticals — 3.4%
4Front Ventures Corp.(1)	507,338	56,822
Eli Lilly & Co.	2,110	1,641,496
Innoviva, Inc.(1)	38,485	586,511
Johnson & Johnson	6,138	970,970
Merck & Co., Inc.	8,718	1,150,340
Zoetis, Inc.	1,537	260,076

		4,666,215

Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.(1)	10,375	1,872,584
Broadcom, Inc.	1,929	2,556,716
NVIDIA Corp.	7,066	6,384,555
QUALCOMM, Inc.	12,860	2,177,198

		12,991,053

Software — 13.3%
Adobe, Inc.(1)	1,830	923,418
Fair Isaac Corp.(1)	550	687,285
Microsoft Corp.	25,118	10,567,645
Oracle Corp.	28,039	3,521,979
Salesforce, Inc.	8,672	2,611,833

		18,312,160

Specialized REITs — 0.8%
American Tower Corp.	1,258	248,568
Gaming & Leisure Properties, Inc.	17,767	818,526

		1,067,094

Specialty Retail — 2.4%
CarMax, Inc.(1)	2,906	253,142
Home Depot, Inc.	5,973	2,291,243
O’Reilly Automotive, Inc.(1)	269	303,669
TJX Cos., Inc.	4,551	461,562

		3,309,616

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	33,533	5,750,239
Seagate Technology Holdings PLC	20,081	1,868,537

		7,618,776

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., Class A	8,801	$175,932
Lululemon Athletica, Inc.(1)	367	143,369
NIKE, Inc., Class B	1,590	149,428
On Holding AG, Class A(1)	3,723	131,720

		600,449

Trading Companies & Distributors — 0.5%
United Rentals, Inc.	917	661,258

		661,258

Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	6,503	1,061,420

		1,061,420

Total Common Stocks (Cost $82,281,821)		136,916,822

Exchange-Traded Funds — 0.3%
SPDR S&P 500 ETF Trust	883	461,871

Total Exchange-Traded Funds (Cost $407,653)		461,871

	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $624,550, due 4/1/2024(3)	$624,439	624,439

Total Repurchase Agreements (Cost $624,439)		624,439

Total Investments — 100.1% (Cost $83,313,913)		138,003,132

Liabilities in excess of other assets — (0.1)%		(131,566)

Total Net Assets — 100.0%		$137,871,566

(1)	Non-income-producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of the security amounted to $307,997, representing 0.2% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$644,700	$636,982

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$133,013,862	$3,902,960	*	$—	$136,916,822
Exchange–Traded Funds	461,871	—		—	461,871
Repurchase Agreements	—	624,439		—	624,439

Total	$133,475,733	$4,527,399		$—	$138,003,132

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 99.6%
Aerospace & Defense — 3.2%
Curtiss-Wright Corp.	3,608	$923,432
RTX Corp.	13,192	1,286,616
Textron, Inc.	22,712	2,178,762

		4,388,810

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	4,519	671,659

		671,659

Automobile Components — 1.4%
Aptiv PLC(1)	13,141	1,046,681
BorgWarner, Inc.	25,101	872,009

		1,918,690

Banks — 8.7%
Bank OZK	25,851	1,175,187
JPMorgan Chase & Co.	27,267	5,461,580
Wells Fargo & Co.	92,066	5,336,145

		11,972,912

Biotechnology — 8.1%
Amgen, Inc.	10,836	3,080,892
Gilead Sciences, Inc.	37,339	2,735,082
Regeneron Pharmaceuticals, Inc.(1)	4,509	4,339,867
United Therapeutics Corp.(1)	4,203	965,513

		11,121,354

Building Products — 2.2%
A.O. Smith Corp.	4,791	428,603
Allegion PLC	6,495	874,941
Builders FirstSource, Inc.(1)	8,509	1,774,552

		3,078,096

Capital Markets — 0.5%
Raymond James Financial, Inc.	5,908	758,705

		758,705

Chemicals — 1.6%
LyondellBasell Industries NV, Class A	9,041	924,713
PPG Industries, Inc.	9,223	1,336,413

		2,261,126

Commercial Services & Supplies — 0.6%
Veralto Corp.	10,062	892,097

		892,097

Communications Equipment — 1.4%
Cisco Systems, Inc.	31,935	1,593,876
Telefonaktiebolaget LM Ericsson, ADR	68,830	379,253

		1,973,129

Construction & Engineering — 0.9%
EMCOR Group, Inc.	3,631	1,271,576

		1,271,576

Consumer Staples Distribution & Retail — 2.1%
Casey’s General Stores, Inc.	1,740	554,103
Walmart, Inc.	38,775	2,333,092

		2,887,195

Distributors — 1.5%
LKQ Corp.	39,625	2,116,371

		2,116,371

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 2.6%
Emerson Electric Co.	13,225	$1,499,979
nVent Electric PLC	27,184	2,049,674

		3,549,653

Energy Equipment & Services — 1.4%
ChampionX Corp.	20,937	751,429
Helmerich & Payne, Inc.	27,705	1,165,272

		1,916,701

Entertainment — 1.3%
Electronic Arts, Inc.	13,428	1,781,493

		1,781,493

Financial Services — 9.4%
Berkshire Hathaway, Inc., Class B(1)	12,722	5,349,855
Fiserv, Inc.(1)	17,691	2,827,376
Mastercard, Inc., Class A	7,950	3,828,481
MGIC Investment Corp.	38,732	866,048

		12,871,760

Health Care Equipment & Supplies — 0.9%
GE HealthCare Technologies, Inc.	13,514	1,228,558

		1,228,558

Health Care Providers & Services — 6.9%
Cencora, Inc.	14,860	3,610,831
Elevance Health, Inc.	9,576	4,965,539
Quest Diagnostics, Inc.	6,771	901,288

		9,477,658

Household Durables — 0.9%
D.R. Horton, Inc.	7,166	1,179,165

		1,179,165

Insurance — 3.3%
American International Group, Inc.	21,086	1,648,293
Axis Capital Holdings Ltd.	26,003	1,690,715
MetLife, Inc.	15,464	1,146,037

		4,485,045

Interactive Media & Services — 2.0%
Alphabet, Inc., Class C(1)	17,905	2,726,215

		2,726,215

IT Services — 2.5%
Accenture PLC, Class A	7,624	2,642,554
EPAM Systems, Inc.(1)	2,923	807,216

		3,449,770

Machinery — 5.8%
Dover Corp.	6,288	1,114,171
Middleby Corp.(1)	9,577	1,539,886
Oshkosh Corp.	9,570	1,193,475
PACCAR, Inc.	22,632	2,803,878
Westinghouse Air Brake Technologies Corp.	9,031	1,315,636

		7,967,046

Media — 2.7%
Comcast Corp., Class A	84,421	3,659,650

		3,659,650

Metals & Mining — 1.4%
BHP Group Ltd., ADR	15,839	913,752
Steel Dynamics, Inc.	6,764	1,002,628

		1,916,380

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 7.8%
Chevron Corp.	16,033	$2,529,045
ConocoPhillips	17,456	2,221,800
EOG Resources, Inc.	18,941	2,421,417
Phillips 66	21,934	3,582,700

		10,754,962

Pharmaceuticals — 2.0%
Merck & Co., Inc.	4,453	587,573
Roche Holding AG, ADR	66,440	2,120,765

		2,708,338

Professional Services — 2.0%
Maximus, Inc.	6,969	584,699
Robert Half, Inc.	26,489	2,100,048

		2,684,747

Semiconductors & Semiconductor Equipment — 5.7%
QUALCOMM, Inc.	27,664	4,683,515
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,919	1,893,680
Texas Instruments, Inc.	7,016	1,222,258

		7,799,453

Specialized REITs — 2.0%
Public Storage	2,737	793,894
Weyerhaeuser Co.	52,666	1,891,236

		2,685,130

Specialty Retail — 1.9%
Lowe’s Cos., Inc.	3,381	861,242
Ross Stores, Inc.	12,171	1,786,216

		2,647,458

Tobacco — 2.8%
Philip Morris International, Inc.	42,280	3,873,694

		3,873,694

Trading Companies & Distributors — 1.6%
Ferguson PLC	10,258	2,240,655

		2,240,655

Total Common Stocks (Cost $96,725,338)		136,915,251

	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $844,822, due 4/1/2024(2)	$844,672	844,672

Total Repurchase Agreements (Cost $844,672)		844,672

Total Investments — 100.2% (Cost $97,570,010)		137,759,923

Liabilities in excess of other assets — (0.2)%		(289,794)

Total Net Assets — 100.0%		$137,470,129

(1)	Non-income-producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$872,100	$861,660

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$136,915,251	$—	$—	$136,915,251
Repurchase Agreements	—	844,672	—	844,672

Total	$136,915,251	$844,672	$—	$137,759,923

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 99.4%
Aerospace & Defense — 2.0%
General Dynamics Corp.	11,472	$3,240,725
RTX Corp.	35,379	3,450,514

		6,691,239

Banks — 3.9%
Bank of America Corp.	124,211	4,710,081
JPMorgan Chase & Co.	43,481	8,709,245

		13,419,326

Beverages — 2.0%
Constellation Brands, Inc., Class A	13,406	3,643,214
Monster Beverage Corp.(1)	55,767	3,305,868

		6,949,082

Biotechnology — 1.6%
Regeneron Pharmaceuticals, Inc.(1)	2,848	2,741,172
Vertex Pharmaceuticals, Inc.(1)	6,917	2,891,375

		5,632,547

Broadline Retail — 5.1%
Amazon.com, Inc.(1)	95,636	17,250,822

		17,250,822

Building Products — 0.9%
Builders FirstSource, Inc.(1)	14,097	2,939,929

		2,939,929

Capital Markets — 2.4%
Charles Schwab Corp.	49,958	3,613,962
Morgan Stanley	48,752	4,590,488

		8,204,450

Chemicals — 1.3%
PPG Industries, Inc.	6,864	994,594
Sherwin-Williams Co.	10,138	3,521,231

		4,515,825

Consumer Finance — 1.2%
American Express Co.	18,684	4,254,160

		4,254,160

Electric Utilities — 2.3%
American Electric Power Co., Inc.	26,801	2,307,566
Duke Energy Corp.	34,379	3,324,793
PG&E Corp.	137,335	2,301,735

		7,934,094

Electrical Equipment — 1.8%
AMETEK, Inc.	20,078	3,672,266
Emerson Electric Co.	21,669	2,457,698

		6,129,964

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	13,260	3,391,643

		3,391,643

Energy Equipment & Services — 0.4%
Schlumberger NV	26,220	1,437,118

		1,437,118

Entertainment — 1.5%
Netflix, Inc.(1)	8,251	5,011,080

		5,011,080

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 2.0%
Mastercard, Inc., Class A	14,251	$6,862,854

		6,862,854

Ground Transportation — 1.2%
Uber Technologies, Inc.(1)	53,763	4,139,213

		4,139,213

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	36,354	4,131,995
Boston Scientific Corp.(1)	63,634	4,358,293
Edwards Lifesciences Corp.(1)	19,209	1,835,612

		10,325,900

Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	12,209	6,039,792

		6,039,792

Health Care REITs — 0.8%
Welltower, Inc.	28,046	2,620,618

		2,620,618

Hotels, Restaurants & Leisure — 2.1%
Marriott International, Inc., Class A	15,978	4,031,409
McDonald’s Corp.	11,561	3,259,624

		7,291,033

Household Products — 1.9%
Procter & Gamble Co.	39,658	6,434,511

		6,434,511

Industrial REITs — 1.1%
Prologis, Inc.	28,077	3,656,187

		3,656,187

Insurance — 3.5%
Arch Capital Group Ltd.(1)	29,224	2,701,467
Chubb Ltd.	16,688	4,324,361
Progressive Corp.	23,826	4,927,693

		11,953,521

Interactive Media & Services — 8.6%
Alphabet, Inc., Class A(1)	89,157	13,456,466
Alphabet, Inc., Class C(1)	20,448	3,113,412
Meta Platforms, Inc., Class A	26,470	12,853,303

		29,423,181

IT Services — 1.1%
Accenture PLC, Class A	10,684	3,703,181

		3,703,181

Life Sciences Tools & Services — 2.2%
Danaher Corp.	15,033	3,754,041
Thermo Fisher Scientific, Inc.	6,487	3,770,309

		7,524,350

Machinery — 4.4%
Deere & Co.	9,944	4,084,399
Illinois Tool Works, Inc.	13,548	3,635,335
Nordson Corp.	12,236	3,359,271
Parker-Hannifin Corp.	7,078	3,933,882

		15,012,887

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 3.4%
ConocoPhillips	22,215	$2,827,525
Diamondback Energy, Inc.	11,954	2,368,924
EOG Resources, Inc.	27,284	3,487,987
EQT Corp.	17,171	636,529
Phillips 66	13,905	2,271,243

		11,592,208

Personal Care Products — 1.2%
Estee Lauder Cos., Inc., Class A	26,267	4,049,058

		4,049,058

Pharmaceuticals — 3.8%
Eli Lilly & Co.	10,196	7,932,080
Merck & Co., Inc.	39,543	5,217,699

		13,149,779

Semiconductors & Semiconductor Equipment — 10.5%
Advanced Micro Devices, Inc.(1)	13,134	2,370,556
Broadcom, Inc.	5,633	7,466,034
KLA Corp.	5,939	4,148,807
NVIDIA Corp.	20,844	18,833,805
Texas Instruments, Inc.	16,777	2,922,721

		35,741,923

Software — 11.6%
Intuit, Inc.	5,941	3,861,650
Microsoft Corp.	61,135	25,720,717
Palo Alto Networks, Inc.(1)	7,400	2,102,562
Salesforce, Inc.	15,587	4,694,493
Workday, Inc., Class A(1)	11,408	3,111,532

		39,490,954

Specialty Retail — 2.2%
AutoZone, Inc.(1)	1,186	3,737,857
TJX Cos., Inc.	35,753	3,626,069

		7,363,926

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	89,329	15,318,137

		15,318,137

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.(1)	4,819	1,882,542
NIKE, Inc., Class B	21,776	2,046,509

		3,929,051

Total Common Stocks (Cost $257,804,924)		339,383,543

	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $2,833,854, due 4/1/2024(2)	$2,833,350	2,833,350

Total Repurchase Agreements (Cost $2,833,350)		2,833,350

Total Investments — 100.2% (Cost $260,638,274)		342,216,893

Liabilities in excess of other assets — (0.2)%		(692,836)

Total Net Assets — 100.0%		$341,524,057

(1)	Non-income-producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$2,925,100	$2,890,083

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$339,383,543	$—	$—	$339,383,543
Repurchase Agreements	—	2,833,350	—	2,833,350

Total	$339,383,543	$2,833,350	$—	$342,216,893

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 98.8%
Australia — 1.7%
Goodman Group	39,603	$872,695
QBE Insurance Group Ltd.	72,022	851,069

		1,723,764

Cayman Islands — 1.2%
Tencent Holdings Ltd.	30,500	1,190,253

		1,190,253

Denmark — 6.1%
Coloplast AS, Class B	4,951	670,055
Novo Nordisk AS, Class B	43,259	5,541,301

		6,211,356

France — 15.4%
Air Liquide SA	13,416	2,795,907
Dassault Systemes SE	31,039	1,372,892
L’Oreal SA	1,522	721,827
Legrand SA	5,757	609,079
LVMH Moet Hennessy Louis Vuitton SE	4,067	3,678,346
Safran SA	15,866	3,592,700
Sanofi SA	9,509	932,998
Schneider Electric SE	2,219	501,787
Vinci SA	11,874	1,520,915

		15,726,451

Germany — 5.1%
Delivery Hero SE(1)(2)	12,323	352,495
Deutsche Boerse AG	4,950	1,012,821
Infineon Technologies AG	28,079	954,565
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S	2,526	1,232,516
SAP SE	6,059	1,179,646
Zalando SE(1)(2)	17,740	506,997

		5,239,040

Ireland — 2.8%
Linde PLC	4,119	1,903,990
Ryanair Holdings PLC, ADR	6,197	902,221

		2,806,211

Japan — 22.7%
Advantest Corp.	15,000	670,337
Daikin Industries Ltd.	11,900	1,627,800
Denso Corp.	43,900	839,988
Hitachi Ltd.	15,500	1,415,766
Hoya Corp.	19,000	2,378,457
Keyence Corp.	6,100	2,836,496
Otsuka Corp.	51,400	1,090,325
Rakuten Bank Ltd.(2)	42,000	838,399
Recruit Holdings Co. Ltd.	58,200	2,563,830
Shimano, Inc.	8,800	1,314,049
Shin-Etsu Chemical Co. Ltd.	50,800	2,228,897
Sony Group Corp.	25,900	2,219,696
Terumo Corp.	71,700	1,314,217
Tokio Marine Holdings, Inc.	58,600	1,840,552

		23,178,809

Netherlands — 11.6%
Adyen NV(1)(2)	175	296,436
Airbus SE	12,898	2,379,114
Argenx SE(2)	1,965	775,599
ASML Holding NV	6,459	6,201,175
Ferrari NV	725	315,995
Ferrovial SE	17,884	707,792
Wolters Kluwer NV	7,559	1,183,805

		11,859,916

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd.	8,445	$505,643

		505,643

Singapore — 1.6%
DBS Group Holdings Ltd.	60,900	1,628,904

		1,628,904

Spain — 2.0%
Industria de Diseno Textil SA	39,973	2,012,913

		2,012,913

Sweden — 4.0%
Atlas Copco AB, Class A	144,411	2,436,983
Evolution AB(1)	4,351	540,253
Volvo AB, Class B	38,512	1,043,020

		4,020,256

Switzerland — 7.2%
Cie Financiere Richemont SA, Reg S, Class A	15,572	2,382,115
Nestle SA, Reg S	40,387	4,288,308
Straumann Holding AG, Reg S	4,441	708,899

		7,379,322

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,286	1,535,460

		1,535,460

United Kingdom — 14.0%
3i Group PLC	63,386	2,245,381
Allfunds Group PLC	42,164	304,908
AstraZeneca PLC	7,858	1,058,010
Diageo PLC	13,290	490,808
Ferguson PLC	4,969	1,087,609
InterContinental Hotels Group PLC	24,763	2,575,910
London Stock Exchange Group PLC	16,664	1,995,993
Next PLC	3,903	455,703
Oxford Nanopore Technologies PLC(2)	73,389	112,598
RELX PLC	58,017	2,512,768
Sage Group PLC	35,378	565,001
SSE PLC	41,914	873,948

		14,278,637

United States — 1.4%
MercadoLibre, Inc.(2)	342	517,090
Yum China Holdings, Inc.	21,846	869,253

		1,386,343

Total Common Stocks (Cost $70,356,126)		100,683,278

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $493,029, due 4/1/2024(3)	$492,942	$492,942

Total Repurchase Agreements (Cost $492,942)		492,942

Total Investments — 99.3% (Cost $70,849,068)		101,176,220

Assets in excess of other liabilities — 0.7%		758,275

Total Net Assets — 100.0%		$101,934,495

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $1,696,181, representing 1.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Non-income-producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$508,900	$502,808

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,723,764	*	$—	$1,723,764
Cayman Islands	—	1,190,253	*	—	1,190,253
Denmark	—	6,211,356	*	—	6,211,356
France	—	15,726,451	*	—	15,726,451
Germany	—	5,239,040	*	—	5,239,040
Ireland	902,221	1,903,990	*	—	2,806,211
Japan	—	23,178,809	*	—	23,178,809
Netherlands	—	11,859,916	*	—	11,859,916
Republic of Korea	—	505,643	*	—	505,643
Singapore	—	1,628,904	*	—	1,628,904
Spain	—	2,012,913	*	—	2,012,913
Sweden	—	4,020,256	*	—	4,020,256
Switzerland	—	7,379,322	*	—	7,379,322
Taiwan	1,535,460	—		—	1,535,460
United Kingdom	—	14,278,637	*	—	14,278,637
United States	1,386,343	—		—	1,386,343
Repurchase Agreements	—	492,942		—	492,942

Total	$3,824,024	$97,352,196		$—	$101,176,220

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 98.9%
Australia — 1.4%
Rio Tinto Ltd.	52,132	$4,144,586

		4,144,586

Austria — 1.2%
Erste Group Bank AG	81,022	3,607,837

		3,607,837

Belgium — 1.2%
UCB SA	28,155	3,472,431

		3,472,431

Canada — 1.1%
Nutrien Ltd.	30,729	1,669,445
Toronto-Dominion Bank	28,095	1,695,594

		3,365,039

Cayman Islands — 0.9%
NU Holdings Ltd., Class A(1)	131,109	1,564,130
Tencent Holdings Ltd.	27,500	1,073,179

		2,637,309

China — 0.6%
BYD Co. Ltd., Class H	38,000	971,505
Contemporary Amperex Technology Co. Ltd., Class A	28,000	733,302

		1,704,807

Denmark — 4.5%
Novo Nordisk AS, Class B	70,998	9,094,554
Vestas Wind Systems AS(1)	139,648	3,879,221

		12,973,775

France — 9.6%
BNP Paribas SA	46,276	3,293,381
Carrefour SA	109,019	1,865,703
EssilorLuxottica SA	23,069	5,231,912
Legrand SA	20,772	2,197,635
Sanofi SA	52,380	5,139,388
Schneider Electric SE	27,163	6,142,430
TotalEnergies SE	59,610	4,098,784

		27,969,233

Germany — 9.0%
Allianz SE, Reg S	14,305	4,286,994
Bayerische Motoren Werke AG	21,053	2,429,121
Beiersdorf AG	14,421	2,099,628
Infineon Technologies AG	61,362	2,086,044
SAP SE	51,100	9,948,820
Siemens AG, Reg S	27,937	5,333,315

		26,183,922

Hong Kong — 2.4%
AIA Group Ltd.	416,600	2,795,798
BOC Hong Kong Holdings Ltd.	950,000	2,545,640
Techtronic Industries Co. Ltd.	112,500	1,525,234

		6,866,672

Indonesia — 0.7%
Bank Central Asia Tbk. PT	3,086,400	1,961,410

		1,961,410

Ireland — 0.5%
Linde PLC	2,886	1,340,028

		1,340,028

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Italy — 1.1%
FinecoBank Banca Fineco SpA	219,353	$3,284,777

		3,284,777

Japan — 23.2%
Bridgestone Corp.	52,000	2,306,729
Daikin Industries Ltd.	17,000	2,325,429
FANUC Corp.	60,700	1,697,713
FUJIFILM Holdings Corp.	145,500	3,268,600
Hitachi Ltd.	45,100	4,119,422
Japan Exchange Group, Inc.	112,900	3,057,570
KDDI Corp.	132,300	3,911,841
Keyence Corp.	1,100	511,499
Kubota Corp.	156,600	2,493,631
Makita Corp.	54,900	1,557,490
Mitsubishi Estate Co. Ltd.	108,600	1,975,517
Mitsubishi Heavy Industries Ltd.	265,500	2,408,360
Mitsubishi UFJ Financial Group, Inc.	662,100	6,735,053
MS&AD Insurance Group Holdings, Inc.	177,900	3,147,769
Murata Manufacturing Co. Ltd.	74,900	1,409,421
Nintendo Co. Ltd.	31,300	1,713,139
Nitori Holdings Co. Ltd.	19,600	2,954,539
Recruit Holdings Co. Ltd.	63,900	2,814,927
Sekisui Chemical Co. Ltd.	136,800	2,000,407
Shimano, Inc.	10,100	1,508,170
SMC Corp.	5,200	2,934,165
Sony Group Corp.	48,300	4,139,433
Terumo Corp.	199,000	3,647,547
Toyota Industries Corp.	21,500	2,247,495
Toyota Motor Corp.	101,500	2,551,316

		67,437,182

Luxembourg — 1.3%
Spotify Technology SA(1)	14,564	3,843,440

		3,843,440

Netherlands — 3.5%
ASM International NV	1,675	1,020,419
ASML Holding NV	7,906	7,590,415
Stellantis NV	53,975	1,534,094

		10,144,928

Norway — 1.4%
DNB Bank ASA	141,183	2,802,643
Norsk Hydro ASA	210,805	1,162,468

		3,965,111

Portugal — 0.7%
Jeronimo Martins SGPS SA	103,797	2,059,477

		2,059,477

Republic of Korea — 1.8%
Samsung Electronics Co. Ltd.	62,505	3,742,476
Samsung SDI Co. Ltd.	4,612	1,636,408

		5,378,884

Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA	411,916	4,907,167
Iberdrola SA	250,389	3,108,783

		8,015,950

Sweden — 2.1%
Nibe Industrier AB, Class B	97,058	476,458
Sandvik AB	170,058	3,773,262
Svenska Handelsbanken AB, Class A	186,849	1,889,619

		6,139,339

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Switzerland — 5.5%
Alcon, Inc.	32,655	$2,703,490
Chocoladefabriken Lindt & Spruengli AG	155	1,854,267
Cie Financiere Richemont SA, Reg S, Class A	25,661	3,925,472
Lonza Group AG, Reg S	5,559	3,328,399
Roche Holding AG	16,136	4,119,147

		15,930,775

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	75,000	1,807,045

		1,807,045

United Kingdom — 19.6%
Antofagasta PLC	77,962	2,012,584
ARM Holdings PLC, ADR(1)	7,964	995,420
AstraZeneca PLC	27,135	3,653,486
BAE Systems PLC	148,156	2,523,544
Bunzl PLC	61,329	2,361,694
Burberry Group PLC	116,846	1,792,592
Diageo PLC	82,004	3,028,458
Ferguson PLC	7,272	1,588,423
GSK PLC	301,298	6,470,963
Haleon PLC	560,087	2,350,533
HSBC Holdings PLC	326,166	2,549,475
Kingfisher PLC	460,250	1,447,662
National Grid PLC	156,558	2,106,248
Prudential PLC	207,443	1,951,318
Reckitt Benckiser Group PLC	49,331	2,806,390
RELX PLC	96,878	4,186,006
Shell PLC	221,962	7,425,911
Unilever PLC	113,841	5,716,657
Whitbread PLC	45,610	1,910,500

		56,877,864

United States — 2.2%
Booking Holdings, Inc.	616	2,234,774
Liberty Media Corp.-Liberty Formula One, Class C(1)	28,424	1,864,614
Lululemon Athletica, Inc.(1)	3,357	1,311,412
MercadoLibre, Inc.(1)	608	919,272

		6,330,072

Total Common Stocks (Cost $258,698,540)		287,441,893

Preferred Stocks — 0.7%
Germany — 0.7%
Dr. Ing. h.c. F. Porsche AG(2)	19,514	1,942,492

Total Preferred Stocks (Cost $1,623,428)		1,942,492

Total Investments — 99.6% (Cost $260,321,968)		289,384,385

Assets in excess of other liabilities — 0.4%		1,143,777

Total Net Assets — 100.0%		$290,528,162

(1)	Non-income-producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of the security amounted to $1,942,492, representing 0.7% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$4,144,586	*	$—	$4,144,586
Austria	—	3,607,837	*	—	3,607,837
Belgium	—	3,472,431	*	—	3,472,431
Canada	3,365,039	—		—	3,365,039
Cayman Islands	1,564,130	1,073,179	*	—	2,637,309
China	—	1,704,807	*	—	1,704,807
Denmark	—	12,973,775	*	—	12,973,775
France	—	27,969,233	*	—	27,969,233
Germany	—	26,183,922	*	—	26,183,922
Hong Kong	—	6,866,672	*	—	6,866,672
Indonesia	—	1,961,410	*	—	1,961,410
Ireland	1,340,028	—		—	1,340,028
Italy	—	3,284,777	*	—	3,284,777
Japan	—	67,437,182	*	—	67,437,182
Luxembourg	3,843,440	—		—	3,843,440
Netherlands	—	10,144,928	*	—	10,144,928
Norway	—	3,965,111	*	—	3,965,111
Portugal	—	2,059,477	*	—	2,059,477
Republic of Korea	—	5,378,884	*	—	5,378,884
Spain	—	8,015,950	*	—	8,015,950
Sweden	—	6,139,339	*	—	6,139,339
Switzerland	—	15,930,775	*	—	15,930,775
Taiwan	—	1,807,045	*	—	1,807,045
United Kingdom	2,583,843	54,294,021	*	—	56,877,864
United States	6,330,072	—		—	6,330,072
Preferred Stocks
Germany	—	1,942,492	*	—	1,942,492

Total	$19,026,552	$270,357,833		$—	$289,384,385

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 99.1%
Automobiles — 0.4%
Tesla, Inc.(1)	11,068	$1,945,644

		1,945,644

Beverages — 1.9%
Brown-Forman Corp., Class B	52,102	2,689,505
Constellation Brands, Inc., Class A	9,624	2,615,418
Monster Beverage Corp.(1)	53,156	3,151,088

		8,456,011

Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.(1)	10,252	4,285,439

		4,285,439

Broadline Retail — 7.3%
Amazon.com, Inc.(1)	180,500	32,558,590

		32,558,590

Building Products — 0.7%
Builders FirstSource, Inc.(1)	15,549	3,242,744

		3,242,744

Capital Markets — 2.7%
Ares Management Corp., Class A	22,916	3,047,369
KKR & Co., Inc.	24,653	2,479,599
Morgan Stanley	29,838	2,809,546
S&P Global, Inc.	8,406	3,576,333

		11,912,847

Chemicals — 1.0%
Sherwin-Williams Co.	13,389	4,650,401

		4,650,401

Consumer Finance — 0.9%
American Express Co.	17,026	3,876,650

		3,876,650

Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	45,094	5,201,593
CDW Corp.	21,496	5,498,247
Coherent Corp.(1)	28,573	1,732,095
Jabil, Inc.	28,519	3,820,120

		16,252,055

Entertainment — 2.7%
Live Nation Entertainment, Inc.(1)	32,034	3,388,236
Netflix, Inc.(1)	14,165	8,602,830

		11,991,066

Financial Services — 3.2%
Mastercard, Inc., Class A	29,421	14,168,271

		14,168,271

Ground Transportation — 1.6%
Uber Technologies, Inc.(1)	92,194	7,098,016

		7,098,016

Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.(1)	61,002	4,178,027
Edwards Lifesciences Corp.(1)	36,120	3,451,627

		7,629,654

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	17,122	$8,470,253

		8,470,253

Health Care Technology — 1.1%
Veeva Systems, Inc., Class A(1)	21,727	5,033,929

		5,033,929

Hotels, Restaurants & Leisure — 3.5%
Airbnb, Inc., Class A(1)	20,487	3,379,535
Chipotle Mexican Grill, Inc.(1)	2,248	6,534,419
DoorDash, Inc., Class A(1)	25,139	3,462,143
DraftKings, Inc., Class A(1)	49,477	2,246,751

		15,622,848

Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.	45,510	3,169,771

		3,169,771

Insurance — 0.7%
Arch Capital Group Ltd.(1)	34,273	3,168,196

		3,168,196

Interactive Media & Services — 9.8%
Alphabet, Inc., Class A(1)	147,195	22,216,142
Meta Platforms, Inc., Class A	44,359	21,539,843

		43,755,985

IT Services — 0.5%
MongoDB, Inc.(1)	5,952	2,134,625

		2,134,625

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	8,400	4,882,164

		4,882,164

Machinery — 2.8%
Deere & Co.	9,156	3,760,736
Ingersoll Rand, Inc.	48,700	4,624,065
Nordson Corp.	14,865	4,081,037

		12,465,838

Oil, Gas & Consumable Fuels — 0.5%
Diamondback Energy, Inc.	12,426	2,462,460

		2,462,460

Personal Care Products — 1.2%
Estee Lauder Cos., Inc., Class A	35,455	5,465,388

		5,465,388

Pharmaceuticals — 4.5%
Eli Lilly & Co.	19,875	15,461,955
Merck & Co., Inc.	36,645	4,835,308

		20,297,263

Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc.(1)	25,236	4,554,846
Broadcom, Inc.	10,595	14,042,719
Intel Corp.	72,303	3,193,623
KLA Corp.	8,516	5,949,022
NVIDIA Corp.	39,128	35,354,496

		63,094,706

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — 20.0%
Adobe, Inc.(1)	11,675	$5,891,205
Cadence Design Systems, Inc.(1)	14,844	4,620,640
HubSpot, Inc.(1)	5,791	3,628,409
Intuit, Inc.	10,081	6,552,650
Microsoft Corp.	101,270	42,606,314
Palo Alto Networks, Inc.(1)	11,520	3,273,178
PTC, Inc.(1)	18,405	3,477,441
Salesforce, Inc.	23,174	6,979,545
ServiceNow, Inc.(1)	8,790	6,701,496
Workday, Inc., Class A(1)	20,398	5,563,555

		89,294,433

Specialized REITs — 0.7%
Equinix, Inc.	3,703	3,056,197

		3,056,197

Specialty Retail — 1.2%
O’Reilly Automotive, Inc.(1)	4,818	5,438,944

		5,438,944

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	119,425	20,478,999

		20,478,999

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(1)	11,956	4,670,612
NIKE, Inc., Class B	23,384	2,197,628

		6,868,240

Total Common Stocks (Cost $260,869,526)		443,227,627

	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $3,603,441, due 4/1/2024(2)	$3,602,800	3,602,800

Total Repurchase Agreements (Cost $3,602,800)		3,602,800

Total Investments — 99.9% (Cost $264,472,326)		446,830,427

Assets in excess of other liabilities — 0.1%		665,008

Total Net Assets — 100.0%		$447,495,435

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$3,719,400	$3,674,875

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$443,227,627	$—	$—	$443,227,627
Repurchase Agreements	—	3,602,800	—	3,602,800

Total	$443,227,627	$3,602,800	$—	$446,830,427

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 98.6%
Aerospace & Defense — 2.7%
General Dynamics Corp.	7,718	$2,180,258
Howmet Aerospace, Inc.	21,017	1,438,193

		3,618,451

Banks — 7.2%
Huntington Bancshares, Inc.	97,109	1,354,671
JPMorgan Chase & Co.	29,577	5,924,273
Wells Fargo & Co.	43,000	2,492,280

		9,771,224

Beverages — 1.1%
Coca-Cola Europacific Partners PLC	11,247	786,728
Keurig Dr Pepper, Inc.	21,612	662,840

		1,449,568

Biotechnology — 1.2%
Amgen, Inc.	5,770	1,640,526

		1,640,526

Building Products — 1.9%
Allegion PLC	6,644	895,013
Builders FirstSource, Inc.(1)	3,286	685,296
Masco Corp.	12,641	997,122

		2,577,431

Capital Markets — 5.5%
Charles Schwab Corp.	19,525	1,412,438
Goldman Sachs Group, Inc.	3,476	1,451,890
Intercontinental Exchange, Inc.	8,267	1,136,134
LPL Financial Holdings, Inc.	2,444	645,705
Morgan Stanley	30,023	2,826,966

		7,473,133

Chemicals — 0.8%
DuPont de Nemours, Inc.	7,413	568,355
Olin Corp.	9,182	539,901

		1,108,256

Construction & Engineering — 0.6%
WillScot Mobile Mini Holdings Corp.(1)	18,289	850,438

		850,438

Construction Materials — 1.4%
CRH PLC	21,777	1,878,484

		1,878,484

Consumer Finance — 2.4%
American Express Co.	8,992	2,047,389
Discover Financial Services	8,812	1,155,165

		3,202,554

Consumer Staples Distribution & Retail — 4.0%
Target Corp.	8,071	1,430,262
U.S. Foods Holding Corp.(1)	33,721	1,819,922
Walmart, Inc.	36,606	2,202,583

		5,452,767

Distributors — 0.3%
LKQ Corp.	8,600	459,326

		459,326

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — 0.7%
FirstEnergy Corp.	24,673	$952,871

		952,871

Electrical Equipment — 0.9%
Atkore, Inc.	134	25,508
Eaton Corp. PLC	3,727	1,165,359

		1,190,867

Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.(1)	26,585	760,597
Keysight Technologies, Inc.(1)	2,327	363,896

		1,124,493

Energy Equipment & Services — 1.8%
NOV, Inc.	25,371	495,242
Schlumberger NV	36,142	1,980,943

		2,476,185

Entertainment — 0.3%
Take-Two Interactive Software, Inc.(1)	3,020	448,440

		448,440

Financial Services — 6.5%
Berkshire Hathaway, Inc., Class B(1)	11,575	4,867,519
Corpay, Inc.(1)	4,601	1,419,592
Fidelity National Information Services, Inc.	11,311	839,050
Global Payments, Inc.	12,256	1,638,137

		8,764,298

Food Products — 0.8%
J M Smucker Co.	8,277	1,041,826

		1,041,826

Ground Transportation — 1.1%
Norfolk Southern Corp.	5,941	1,514,183

		1,514,183

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	15,981	1,816,400

		1,816,400

Health Care Providers & Services — 6.2%
Cencora, Inc.	8,068	1,960,443
Centene Corp.(1)	19,260	1,511,525
Cigna Group	4,792	1,740,407
McKesson Corp.	3,149	1,690,541
UnitedHealth Group, Inc.	3,092	1,529,612

		8,432,528

Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	293	1,062,969
MGM Resorts International(1)	24,849	1,173,121

		2,236,090

Insurance — 2.4%
Aon PLC, Class A	2,893	965,452
Arthur J Gallagher & Co.	3,654	913,646
Chubb Ltd.	5,003	1,296,427

		3,175,525

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Interactive Media & Services — 3.0%
Alphabet, Inc., Class A(1)	26,592	$4,013,531

		4,013,531

IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	15,040	1,102,282

		1,102,282

Life Sciences Tools & Services — 2.4%
Avantor, Inc.(1)	52,670	1,346,772
ICON PLC(1)	5,695	1,913,235

		3,260,007

Machinery — 2.9%
Deere & Co.	1,798	738,511
Dover Corp.	3,863	684,485
Fortive Corp.	15,520	1,335,030
Westinghouse Air Brake Technologies Corp.	8,372	1,219,633

		3,977,659

Media — 1.0%
Omnicom Group, Inc.	14,216	1,375,540

		1,375,540

Metals & Mining — 0.6%
Teck Resources Ltd., Class B	18,939	867,027

		867,027

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	19,921	567,549

		567,549

Oil, Gas & Consumable Fuels — 9.7%
Canadian Natural Resources Ltd.	20,064	1,531,285
Cenovus Energy, Inc.	109,842	2,195,742
ConocoPhillips	15,208	1,935,674
Diamondback Energy, Inc.	6,944	1,376,092
Exxon Mobil Corp.	10,588	1,230,749
Marathon Petroleum Corp.	11,574	2,332,161
Peabody Energy Corp.	22,436	544,297
Phillips 66	12,081	1,973,311

		13,119,311

Personal Care Products — 0.9%
Kenvue, Inc.	57,683	1,237,877

		1,237,877

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	28,964	1,570,718
Sanofi SA, ADR	34,077	1,656,142

		3,226,860

Professional Services — 2.1%
Jacobs Solutions, Inc.	9,541	1,466,738
Leidos Holdings, Inc.	10,053	1,317,848

		2,784,586

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.(1)	7,817	1,410,890
Applied Materials, Inc.	8,853	1,825,754
Lam Research Corp.	790	767,540
Microchip Technology, Inc.	18,363	1,647,345
Micron Technology, Inc.	18,993	2,239,085
NXP Semiconductors NV	1,991	493,310
QUALCOMM, Inc.	3,659	619,469

		9,003,393

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Software — 2.5%
Nice Ltd., ADR(1)	2,632	$685,952
Oracle Corp.	21,912	2,752,366

		3,438,318

Specialty Retail — 3.0%
AutoNation, Inc.(1)	4,347	719,776
AutoZone, Inc.(1)	779	2,455,135
Ulta Beauty, Inc.(1)	1,584	828,242

		4,003,153

Technology Hardware, Storage & Peripherals — 1.5%
Dell Technologies, Inc., Class C	17,571	2,005,027

		2,005,027

Tobacco — 1.6%
Philip Morris International, Inc.	24,185	2,215,830

		2,215,830

Trading Companies & Distributors — 2.2%
United Rentals, Inc.	2,452	1,768,162
WESCO International, Inc.	7,357	1,260,107

		3,028,269

Wireless Telecommunication Services — 1.3%
T-Mobile U.S., Inc.	11,085	1,809,294

		1,809,294

Total Common Stocks (Cost $90,102,626)		133,691,377

	Principal Amount	Value

Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $2,386,974, due 4/1/2024(2)	$2,386,550	2,386,550

Total Repurchase Agreements (Cost $2,386,550)		2,386,550

Total Investments — 100.3% (Cost $92,489,176)		136,077,927

Liabilities in excess of other assets — (0.3)%		(464,153)

Total Net Assets — 100.0%		$135,613,774

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$2,463,800	$2,434,305

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$133,691,377	$—	$—	$133,691,377
Repurchase Agreements	—	2,386,550	—	2,386,550

Total	$133,691,377	$2,386,550	$—	$136,077,927

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 100.1%
Automobiles — 0.3%
BYD Co. Ltd., Class H (China)	26,286	$672,026

		672,026

Beverages — 0.8%
Monster Beverage Corp.(1)	31,892	1,890,558

		1,890,558

Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc.(1)	7,302	1,091,284
Arcellx, Inc.(1)	1,700	118,235
Arrowhead Pharmaceuticals, Inc.(1)	6,429	183,869
Beam Therapeutics, Inc.(1)	2,123	70,144
Blueprint Medicines Corp.(1)	1,085	102,923
Cytokinetics, Inc.(1)	4,900	343,539
Exact Sciences Corp.(1)	3,900	269,334
Galapagos NV, ADR(1)	10,832	348,791
Gamida Cell Ltd.(1)	59,800	2,159
Hookipa Pharma, Inc.(1)	22,700	16,162
Immunocore Holdings PLC, ADR(1)	4,772	310,180
Insmed, Inc.(1)	26,040	706,465
Janux Therapeutics, Inc.(1)	600	22,590
Krystal Biotech, Inc.(1)	839	149,283
Legend Biotech Corp., ADR(1)	5,396	302,662
Regeneron Pharmaceuticals, Inc.(1)	2,457	2,364,838
Sarepta Therapeutics, Inc.(1)	1,447	187,329
Vor BioPharma, Inc.(1)	16,800	39,816
XOMA Corp.(1)	7,199	173,136

		6,802,739

Broadline Retail — 6.5%
Amazon.com, Inc.(1)	69,204	12,483,018
MercadoLibre, Inc.(1)	1,393	2,106,160
PDD Holdings, Inc., ADR(1)	8,120	943,950
Savers Value Village, Inc.(1)	17,630	339,906

		15,873,034

Capital Markets — 0.2%
Ares Management Corp., Class A	3,833	509,712

		509,712

Chemicals — 0.1%
Aspen Aerogels, Inc.(1)	11,822	208,067

		208,067

Consumer Finance — 0.3%
Capital One Financial Corp.	5,500	818,895

		818,895

Electrical Equipment — 1.6%
Eaton Corp. PLC	10,974	3,431,350
NEXTracker, Inc., Class A(1)	9,511	535,184

		3,966,534

Electronic Equipment, Instruments & Components — 1.7%
Flex Ltd.(1)	98,123	2,807,299
Jabil, Inc.	11,093	1,485,907

		4,293,206

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 0.1%
Schlumberger NV	2,643	$144,863

		144,863

Entertainment — 5.1%
Live Nation Entertainment, Inc.(1)	6,600	698,082
Netflix, Inc.(1)	8,189	4,973,425
Universal Music Group NV (Netherlands)	145,641	4,379,241
Warner Music Group Corp., Class A	71,125	2,348,548

		12,399,296

Financial Services — 4.8%
Apollo Global Management, Inc.	1,941	218,265
Corebridge Financial, Inc.	20,952	601,951
Fiserv, Inc.(1)	3,280	524,210
Global Payments, Inc.	11,874	1,587,079
Mastercard, Inc., Class A	9,004	4,336,056
Rocket Cos., Inc., Class A(1)	15,678	228,115
Visa, Inc., Class A	14,930	4,166,664

		11,662,340

Ground Transportation — 4.9%
Uber Technologies, Inc.(1)	156,004	12,010,748

		12,010,748

Health Care Equipment & Supplies — 4.1%
Align Technology, Inc.(1)	2,022	663,054
Boston Scientific Corp.(1)	86,358	5,914,660
Glaukos Corp.(1)	5,432	512,183
Hologic, Inc.(1)	6,300	491,148
Inspire Medical Systems, Inc.(1)	1,714	368,150
Lantheus Holdings, Inc.(1)	2,330	145,019
Masimo Corp.(1)	9,686	1,422,389
Penumbra, Inc.(1)	1,500	334,770
Pulmonx Corp.(1)	3,191	29,581
RxSight, Inc.(1)	1,117	57,615

		9,938,569

Health Care Providers & Services — 0.9%
HealthEquity, Inc.(1)	27,733	2,263,845

		2,263,845

Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class A(1)	20,449	3,373,267
Domino’s Pizza, Inc.	2,900	1,440,952
Flutter Entertainment PLC (Ireland)(1)	8,008	1,598,904
Kura Sushi USA, Inc., Class A(1)	2,874	330,970

		6,744,093

Industrial Conglomerates — 1.9%
General Electric Co.	25,883	4,543,243

		4,543,243

Insurance — 1.0%
Arthur J Gallagher & Co.	7,303	1,826,042
BRP Group, Inc., Class A(1)	21,668	627,072

		2,453,114

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A(1)	73,370	11,073,734
Meta Platforms, Inc., Class A	5,338	2,592,026

		13,665,760

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 1.4%
Gartner, Inc.(1)	2,042	$973,360
MongoDB, Inc.(1)	7,040	2,524,826

		3,498,186

Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc.	3,140	456,901
Bio-Techne Corp.	6,413	451,411
Bruker Corp.	12,958	1,217,275
Chemometec AS (Denmark)	3,037	187,652
Codexis, Inc.(1)	30,200	105,398
Danaher Corp.	8,097	2,021,983
MaxCyte, Inc.(1)	30,388	127,326
Repligen Corp.(1)	4,621	849,894
Sartorius Stedim Biotech (France)	3,148	897,090
Thermo Fisher Scientific, Inc.	3,069	1,783,733

		8,098,663

Machinery — 2.3%
Chart Industries, Inc.(1)	1,900	312,968
Energy Recovery, Inc.(1)	7,308	115,393
Ingersoll Rand, Inc.	29,918	2,840,714
Parker-Hannifin Corp.	3,168	1,760,743
Westinghouse Air Brake Technologies Corp.	4,856	707,422

		5,737,240

Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy, Inc.	12,922	2,084,060
Range Resources Corp.	32,658	1,124,415
Reliance Industries Ltd., GDR(2)	34,263	2,446,378

		5,654,853

Passenger Airlines — 0.5%
Ryanair Holdings PLC, ADR	9,359	1,362,577

		1,362,577

Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	6,120	943,398

		943,398

Pharmaceuticals — 3.1%
Aclaris Therapeutics, Inc.(1)	4,400	5,456
Chugai Pharmaceutical Co. Ltd. (Japan)	11,153	426,281
Eli Lilly & Co.	8,328	6,478,851
Teva Pharmaceutical Industries Ltd., ADR(1)	42,500	599,675

		7,510,263

Professional Services — 3.0%
Equifax, Inc.	12,953	3,465,187
KBR, Inc.	41,100	2,616,426
RELX PLC, ADR	8,000	346,320
TransUnion	11,925	951,615

		7,379,548

Semiconductors & Semiconductor Equipment — 16.9%
Allegro MicroSystems, Inc.(1)	32,347	872,075
ASML Holding NV	3,600	3,493,692
Astera Labs, Inc.(1)	400	29,676
BE Semiconductor Industries NV (Netherlands)	13,675	2,087,919
KLA Corp.	2,395	1,673,075

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Micron Technology, Inc.	12,834	$1,513,000
Monolithic Power Systems, Inc.	1,206	816,968
NVIDIA Corp.	24,428	22,072,164
NXP Semiconductors NV	9,600	2,378,592
SiTime Corp.(1)	8,452	787,980
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32,176	4,377,545
Universal Display Corp.	7,042	1,186,225

		41,288,911

Software — 16.1%
HubSpot, Inc.(1)	2,790	1,748,102
Manhattan Associates, Inc.(1)	6,660	1,666,532
Microsoft Corp.	78,223	32,909,980
Monday.com Ltd.(1)	2,725	615,496
Nice Ltd., ADR(1)	5,322	1,387,020
ServiceNow, Inc.(1)	1,181	900,394
Volue ASA (Norway)(1)	25,743	71,078

		39,298,602

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	49,635	8,511,410

		8,511,410

Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1,107	1,001,212
Samsonite International SA(1)(2)	245,452	929,277

		1,930,489

Trading Companies & Distributors — 1.0%
Ferguson PLC (United Kingdom)	10,784	2,360,390

		2,360,390

Total Common Stocks (Cost $150,287,998)		244,435,172

	Principal Amount	Value

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $728,616, due 4/1/2024(3)	$728,486	728,486

Total Repurchase Agreements (Cost $728,486)		728,486

Total Investments — 100.4% (Cost $151,016,484)		245,163,658

Liabilities in excess of other assets — (0.4)%		(873,335)

Total Net Assets — 100.0%		$244,290,323

(1)	Non-income-producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $3,375,655, representing 1.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$752,100	$743,097

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Legend:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$229,824,102	$14,611,070	*	$—	$244,435,172
Repurchase Agreements	—	728,486		—	728,486

Total	$229,824,102	$15,339,556		$—	$245,163,658

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 100.3%
Aerospace & Defense — 1.4%
L3Harris Technologies, Inc.	4,703	$1,002,209

		1,002,209

Biotechnology — 2.6%
Argenx SE, ADR(1)	1,256	494,512
Ascendis Pharma AS, ADR(1)	3,356	507,326
Sarepta Therapeutics, Inc.(1)	3,595	465,409
Vaxcyte, Inc.(1)	5,757	393,261

		1,860,508

Capital Markets — 2.8%
Cboe Global Markets, Inc.	2,110	387,670
Charles Schwab Corp.	8,742	632,396
LPL Financial Holdings, Inc.	3,714	981,239

		2,001,305

Chemicals — 1.1%
Corteva, Inc.	13,693	789,675

		789,675

Commercial Services & Supplies — 5.0%
Cimpress PLC(1)	8,039	711,532
Clean Harbors, Inc.(1)	3,023	608,560
RB Global, Inc.	9,956	758,349
Rentokil Initial PLC (United Kingdom)	31,586	188,496
Rentokil Initial PLC, ADR	21,749	655,732
Veralto Corp.	7,623	675,855

		3,598,524

Construction & Engineering — 0.5%
API Group Corp.(1)	9,949	390,697

		390,697

Consumer Staples Distribution & Retail — 0.7%
Dollar Tree, Inc.(1)	3,619	481,870

		481,870

Electric Utilities — 1.8%
Alliant Energy Corp.	25,053	1,262,671

		1,262,671

Electrical Equipment — 2.2%
Regal Rexnord Corp.	1,527	275,013
Sensata Technologies Holding PLC	35,375	1,299,677

		1,574,690

Electronic Equipment, Instruments & Components — 5.2%
Flex Ltd.(1)	58,811	1,682,583
TE Connectivity Ltd.	3,989	579,362
Teledyne Technologies, Inc.(1)	3,365	1,444,662

		3,706,607

Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,840	108,082
Liberty Media Corp.-Liberty Formula One, Class C(1)	18,444	1,209,926

		1,318,008

Financial Services — 5.3%
Fidelity National Information Services, Inc.	7,744	574,450
Global Payments, Inc.	4,415	590,109
WEX, Inc.(1)	10,928	2,595,728

		3,760,287

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Ground Transportation — 3.6%
JB Hunt Transport Services, Inc.	7,740	$1,542,195
TFI International, Inc.	6,332	1,009,701

		2,551,896

Health Care Equipment & Supplies — 8.4%
Boston Scientific Corp.(1)	34,268	2,347,015
Cooper Cos., Inc.	6,824	692,363
Dentsply Sirona, Inc.	15,284	507,276
ICU Medical, Inc.(1)	4,490	481,867
Teleflex, Inc.	8,595	1,943,931

		5,972,452

Hotels, Restaurants & Leisure — 2.5%
Aramark	28,217	917,617
DoorDash, Inc., Class A(1)	3,230	444,836
Entain PLC (United Kingdom)	41,028	412,412

		1,774,865

Insurance — 5.8%
Intact Financial Corp. (Canada)	11,449	1,859,834
Ryan Specialty Holdings, Inc.	7,913	439,171
W.R. Berkley Corp.	20,808	1,840,260

		4,139,265

Interactive Media & Services — 0.4%
Ziff Davis, Inc.(1)	4,447	280,339

		280,339

IT Services — 5.5%
Amdocs Ltd.	16,798	1,518,036
GoDaddy, Inc., Class A(1)	20,334	2,413,239

		3,931,275

Life Sciences Tools & Services — 4.8%
Avantor, Inc.(1)	36,924	944,147
Illumina, Inc.(1)	2,619	359,641
Revvity, Inc.	14,063	1,476,615
Waters Corp.(1)	1,961	675,035

		3,455,438

Machinery — 4.9%
Fortive Corp.	11,471	986,735
Ingersoll Rand, Inc.	11,784	1,118,891
Westinghouse Air Brake Technologies Corp.	9,782	1,425,042

		3,530,668

Multi-Utilities — 2.1%
Ameren Corp.	11,929	882,269
DTE Energy Co.	5,486	615,200

		1,497,469

Passenger Airlines — 1.6%
Ryanair Holdings PLC, ADR	8,004	1,165,302

		1,165,302

Pharmaceuticals — 1.1%
Catalent, Inc.(1)	13,303	750,954

		750,954

Professional Services — 6.4%
Broadridge Financial Solutions, Inc.	6,107	1,251,080
Dayforce, Inc.(1)	12,176	806,173

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — (continued)
SS&C Technologies Holdings, Inc.	30,334	$1,952,600
TransUnion	7,075	564,585

		4,574,438

Semiconductors & Semiconductor Equipment — 7.8%
KLA Corp.	1,071	748,168
Lam Research Corp.	496	481,899
Microchip Technology, Inc.	13,158	1,180,404
NXP Semiconductors NV	6,550	1,622,894
ON Semiconductor Corp.(1)	20,446	1,503,803

		5,537,168

Software — 7.2%
Constellation Software, Inc. (Canada)	1,214	3,316,083
Dynatrace, Inc.(1)	8,206	381,087
Nice Ltd., ADR(1)	4,502	1,173,311
Topicus.com, Inc. (Canada)	3,299	295,523

		5,166,004

Specialized REITs — 1.3%
Lamar Advertising Co., Class A	7,985	953,489

		953,489

Specialty Retail — 2.8%
Burlington Stores, Inc.(1)	2,535	588,602
CarMax, Inc.(1)	12,531	1,091,575
Wayfair, Inc., Class A(1)	4,406	299,079

		1,979,256

Textiles, Apparel & Luxury Goods — 1.4%
Gildan Activewear, Inc.	26,807	995,344

		995,344

Trading Companies & Distributors — 2.3%
Ferguson PLC	7,465	1,630,580

		1,630,580

Total Common Stocks (Cost $49,312,026)		71,633,253

Warrants — 0.0%
Constellation Software, Inc. (Canada)(1)(2)(3)	1,544	0

Total Warrants (Cost $0)		0

Total Investments — 100.3% (Cost $49,312,026)		71,633,253

Liabilities in excess of other assets — (0.3)%		(244,338)

Total Net Assets — 100.0%		$71,388,915

(1)	Non-income-producing security.
(2)	The table below presents the security deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Constellation Software, Inc.	1,544	$0	$0	8/29/2023	0.00%

(3)	Fair valued security.

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$71,032,345	$600,908	*	$—	$71,633,253
Warrants	—	—		0	0

Total	$71,032,345	$600,908		$0	$71,633,253

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 99.1%
Aerospace & Defense — 2.5%
L3Harris Technologies, Inc.	18,235	$3,885,878

		3,885,878

Automobile Components — 1.2%
Aptiv PLC(1)	23,147	1,843,659

		1,843,659

Banks — 3.0%
Fifth Third Bancorp	84,013	3,126,124
Regions Financial Corp.	73,396	1,544,252

		4,670,376

Beverages — 2.6%
Keurig Dr Pepper, Inc.	132,203	4,054,666

		4,054,666

Building Products — 3.7%
Carlisle Cos., Inc.	14,486	5,676,339

		5,676,339

Capital Markets — 1.7%
Jefferies Financial Group, Inc.	58,708	2,589,023

		2,589,023

Chemicals — 1.7%
Ashland, Inc.	10,016	975,258
Huntsman Corp.	64,271	1,672,974

		2,648,232

Commercial Services & Supplies — 3.1%
Republic Services, Inc.	25,287	4,840,943

		4,840,943

Construction & Engineering — 2.4%
API Group Corp.(1)	47,573	1,868,192
MasTec, Inc.(1)	19,406	1,809,609

		3,677,801

Construction Materials — 3.0%
Vulcan Materials Co.	16,860	4,601,431

		4,601,431

Containers & Packaging — 2.8%
AptarGroup, Inc.	9,698	1,395,445
Graphic Packaging Holding Co.	99,846	2,913,506

		4,308,951

Distributors — 3.0%
LKQ Corp.	85,338	4,557,903

		4,557,903

Electric Utilities — 4.3%
American Electric Power Co., Inc.	39,697	3,417,912
FirstEnergy Corp.	84,582	3,266,557

		6,684,469

Energy Equipment & Services — 1.6%
Baker Hughes Co.	49,467	1,657,144
NOV, Inc.	38,446	750,466

		2,407,610

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.1%
TKO Group Holdings, Inc.	1,629	$140,762

		140,762

Financial Services — 2.3%
Euronet Worldwide, Inc.(1)	31,925	3,509,515
Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		3,509,515

Ground Transportation — 1.2%
Knight-Swift Transportation Holdings, Inc.	32,307	1,777,531

		1,777,531

Health Care Equipment & Supplies — 3.6%
Alcon, Inc.	26,220	2,183,864
Zimmer Biomet Holdings, Inc.	25,452	3,359,155

		5,543,019

Health Care Providers & Services — 2.9%
Humana, Inc.	4,152	1,439,581
Laboratory Corp. of America Holdings	14,204	3,103,006

		4,542,587

Hotels, Restaurants & Leisure — 1.5%
Wendy’s Co.	45,151	850,645
Yum China Holdings, Inc.	37,494	1,491,886

		2,342,531

Household Products — 4.2%
Church & Dwight Co., Inc.	27,749	2,894,498
Reynolds Consumer Products, Inc.	124,023	3,542,097

		6,436,595

Insurance — 10.8%
Allstate Corp.	27,953	4,836,148
Arch Capital Group Ltd.(1)	53,491	4,944,708
Axis Capital Holdings Ltd.	10,241	665,870
Brown & Brown, Inc.	43,422	3,801,162
Loews Corp.	31,400	2,458,306

		16,706,194

IT Services — 1.2%
Amdocs Ltd.	19,754	1,785,169

		1,785,169

Life Sciences Tools & Services — 2.4%
Charles River Laboratories International, Inc.(1)	10,802	2,926,802
Qiagen NV(1)	16,317	701,468

		3,628,270

Machinery — 2.3%
Donaldson Co., Inc.	21,445	1,601,512
Gates Industrial Corp. PLC(1)	111,459	1,973,939

		3,575,451

Metals & Mining — 1.7%
Freeport-McMoRan, Inc.	55,733	2,620,566

		2,620,566

Mortgage REITs — 2.1%
Annaly Capital Management, Inc.	164,905	3,246,979

		3,246,979

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Office REITs — 1.7%
Boston Properties, Inc.	40,270	$2,630,034

		2,630,034

Oil, Gas & Consumable Fuels — 4.7%
Devon Energy Corp.	29,158	1,463,149
EOG Resources, Inc.	19,795	2,530,593
Targa Resources Corp.	7,767	869,826
Valero Energy Corp.	14,184	2,421,067

		7,284,635

Professional Services — 3.7%
Dun & Bradstreet Holdings, Inc.	125,536	1,260,381
Jacobs Solutions, Inc.	29,198	4,488,609

		5,748,990

Real Estate Management & Development — 3.3%
CBRE Group, Inc., Class A(1)	52,374	5,092,848

		5,092,848

Semiconductors & Semiconductor Equipment — 2.6%
ON Semiconductor Corp.(1)	21,551	1,585,076
Teradyne, Inc.	21,062	2,376,426

		3,961,502

Software — 0.2%
Informatica, Inc., Class A(1)	10,526	368,410

		368,410

Specialized REITs — 3.9%
CubeSmart	37,628	1,701,538
Gaming & Leisure Properties, Inc.	49,228	2,267,934
Weyerhaeuser Co.	55,621	1,997,350

		5,966,822

Specialty Retail — 0.8%
Foot Locker, Inc.	21,553	614,260
RH(1)	1,765	614,679

		1,228,939

Trading Companies & Distributors — 3.7%
AerCap Holdings NV(1)	65,860	5,723,893

		5,723,893

Water Utilities — 1.6%
American Water Works Co., Inc.	19,861	2,427,213

		2,427,213

Total Common Stocks (Cost $106,926,599)		152,735,736

Warrants — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0

Rights — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	38,465	0

Total Rights (Cost $0)		0

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

	Principal Amount	Value

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $450,644, due 4/1/2024(4)	$450,564	$450,564

Total Repurchase Agreements (Cost $450,564)		450,564

Total Investments — 99.4% (Cost $107,377,163)		153,186,300

Assets in excess of other liabilities — 0.6%		880,848

Total Net Assets — 100.0%		$154,067,148

(1)	Non-income-producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$465,200	$459,631

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$152,735,736	$0	$—	$152,735,736
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	450,564	—	450,564

Total	$152,735,736	$450,564	$—	$153,186,300

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 23.1%
Federal Home Loan Mortgage Corp.
2.50% due 11/1/2050	$658,452	$553,718
2.50% due 7/1/2051	824,236	691,384
3.50% due 2/1/2046	463,099	427,847
4.50% due 8/1/2052	1,180,326	1,138,128
5.00% due 7/1/2052	524,246	518,471
5.00% due 8/1/2052	2,002,378	1,977,654
Federal National Mortgage Association
2.00% due 6/1/2051	499,437	397,077
2.00% due 11/1/2051	603,912	483,514
2.50% due 8/1/2050	4,146,479	3,504,590
2.50% due 9/1/2050	2,533,108	2,140,131
2.50% due 1/1/2051	1,134,169	956,983
2.50% due 6/1/2051	772,785	648,465
2.50% due 8/1/2051	263,223	221,592
2.50% due 9/1/2051	398,849	335,484
2.50% due 12/1/2051	2,405,452	2,020,081
2.50% due 5/1/2052	522,396	436,348
3.00% due 12/1/2048	1,859,181	1,642,307
3.00% due 1/1/2051	515,958	452,352
3.50% due 7/1/2045	531,314	486,677
3.50% due 9/1/2051	227,451	207,522
3.50% due 4/1/2052	954,119	864,824
4.00% due 5/1/2052	976,200	917,650
4.00% due 6/1/2052	1,036,484	969,440
5.00% due 7/1/2052	700,837	694,640
5.00% due 8/1/2052	1,072,135	1,057,419
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K145, Class A2
2.58% due 5/25/2032	641,000	550,703
Series KG07, Class A2
3.123% due 8/25/2032(1)(2)	1,146,000	1,025,701
Government National Mortgage Association
2.00% due 4/20/2054(3)	572,000	469,153
2.50% due 4/20/2054(3)	478,000	407,522
2.50% due 5/20/2054(3)	1,012,000	863,689
3.00% due 4/20/2054(3)	956,000	844,413
3.00% due 5/20/2054(3)	2,045,000	1,807,884
3.50% due 3/20/2052(3)	1,913,000	1,743,623
4.00% due 4/20/2054(3)	1,584,000	1,484,097
4.00% due 5/20/2054(3)	763,000	715,385
4.50% due 4/20/2054(3)	1,050,000	1,009,509
5.00% due 5/20/2054(3)	1,613,000	1,586,255
5.50% due 4/20/2054(3)	195,000	194,937
5.50% due 5/20/2054(3)	1,891,000	1,889,500
6.00% due 5/20/2054(3)	814,000	820,789
6.50% due 4/20/2054(3)	272,000	276,510
6.50% due 5/20/2054(3)	1,284,000	1,303,979
Uniform Mortgage-Backed Security
2.00% due 4/1/2054(3)	476,000	377,026
2.00% due 5/1/2054(3)	766,000	607,816
3.00% due 4/1/2054(3)	297,000	255,938
5.50% due 5/1/2039(3)	856,000	862,112
6.00% due 5/1/2039(3)	2,530,000	2,571,441
6.00% due 4/1/2054(3)	215,000	217,088
6.00% due 5/1/2054(3)	220,000	222,090
6.50% due 4/1/2054(3)	441,000	450,645
6.50% due 5/1/2054(3)	1,176,000	1,201,155
7.00% due 5/1/2054(3)	1,378,000	1,418,927

Total Agency Mortgage-Backed Securities (Cost $50,545,823)		48,922,185

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 17.3%
Affirm Asset Securitization Trust
Series 2023-A, Class 1A
6.61% due 1/18/2028(4)	$725,000	$729,444
Series 2023-B, Class A
6.82% due 9/15/2028(4)	945,000	959,086
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A
6.54% due 5/15/2036(2)(4)	367,901	366,736
Ares XL CLO Ltd.
Series 2016-40A, Class A1RR
6.446% (3 mo. USD Term SOFR + 1.13%) due 1/15/2029(2)(4)	191,273	191,005
Avant Loans Funding Trust
Series 2022-REV1, Class A
6.54% due 9/15/2031(4)	1,141,471	1,142,319
Avid Automobile Receivables Trust
Series 2021-1, Class E
3.39% due 4/17/2028(4)	830,000	799,675
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(4)	1,545,000	1,508,033
Bain Capital Credit CLO Ltd.
Series 2023-4A, Class C
8.323% (3 mo. USD Term SOFR + 2.90%) due 10/21/2036(2)(4)	250,000	250,550
Series 2023-4A, Class D
10.423% (3 mo. USD Term SOFR + 5.00%) due 10/21/2036(2)(4)	540,000	547,994
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.305% (3 mo. USD Term SOFR + 1.98%) due 4/25/2036(2)(4)	250,000	252,197
Ballyrock CLO 25 Ltd.
Series 2023-25A, Class A2
7.774% (3 mo. USD Term SOFR + 2.45%) due 1/25/2036(2)(4)	500,000	501,648
Bank of America Auto Trust
Series 2023-1A, Class A3
5.53% due 2/15/2028(4)	545,000	547,472
Barings CLO Ltd.
Series 2019-3A, Class A1R
6.649% (3 mo. USD Term SOFR + 1.33%) due 4/20/2031(2)(4)	500,000	499,600
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1
2.80% due 3/15/2027	1,025,000	1,000,671
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class A1A2
6.756% (3 mo. USD Term SOFR + 1.44%) due 1/14/2032(2)(4)	308,210	308,457

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Carlyle U.S. CLO Ltd.
Series 2021-1A, Class A1
6.716% (3 mo. USD Term SOFR + 1.40%) due 4/15/2034(2)(4)	$1,400,000	$1,399,020
Series 2024-1A, Class B
7.294% (3 mo. USD Term SOFR + 2.00%) due 4/15/2037(2)(4)	450,000	449,139
CarMax Auto Owner Trust
Series 2023-1, Class B
4.98% due 1/16/2029	850,000	844,149
Chase Auto Owner Trust
Series 2024-1A, Class A3
5.13% due 5/25/2029(4)	890,000	891,543
CIFC Funding Ltd.
Series 2021-1A, Class B
7.136% (3 mo. USD Term SOFR + 1.81%) due 4/25/2033(2)(4)	260,000	260,104
Series 2021-4A, Class A
6.626% (3 mo. USD Term SOFR + 1.31%) due 7/15/2033(2)(4)	1,000,000	1,000,100
Citizens Auto Receivables Trust
Series 2023-1, Class A3
5.84% due 1/18/2028(4)	1,005,000	1,012,768
Elmwood CLO 24 Ltd.
Series 2023-3A, Class B
7.694% (3 mo. USD Term SOFR + 2.35%) due 12/11/2033(2)(4)	470,000	470,512
Exeter Automobile Receivables Trust
Series 2020-2A, Class E
7.19% due 9/15/2027(4)	1,100,000	1,101,277
Series 2022-2A, Class B
3.65% due 10/15/2026	483,032	481,441
First Investors Auto Owner Trust
Series 2021-1A, Class E
3.35% due 4/15/2027(4)	600,000	569,400
GoldenTree Loan Management U.S. CLO 19 Ltd.
Series 2024-19A, Class C
7.671% (3 mo. USD Term SOFR + 2.35%) due 4/20/2037(2)(4)	330,000	329,066
Lending Funding Trust
Series 2020-2A, Class A
2.32% due 4/21/2031(4)	936,000	869,226
Lendmark Funding Trust
Series 2021-1A, Class A
1.90% due 11/20/2031(4)	750,000	679,810
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.869% (30 day SOFR + 1.55%) due 1/17/2037(2)(4)	479,933	477,820
Logan CLO I Ltd.
Series 2021-1A, Class A
6.739% (3 mo. USD Term SOFR + 1.42%) due 7/20/2034(2)(4)	530,000	529,841

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Madison Park Funding Ltd.
Series 2024-58A, Class D
9.03% (3 mo. USD Term SOFR + 3.65%) due 4/25/2037(2)(4)	$320,000	$320,000
Magnetite XXXVIII Ltd.
Series 2024-38A, Class B
7.294% (3 mo. USD Term SOFR + 2.00%) due 4/15/2037(2)(4)	420,000	420,000
Marble Point CLO XVII Ltd.
Series 2020-1A, Class A
6.879% (3 mo. USD Term SOFR + 1.56%) due 4/20/2033(2)(4)	613,030	612,356
Marlette Funding Trust
Series 2020-2A, Class D
4.65% due 9/16/2030(4)	261,183	259,718
MF1 LLC
Series 2024-FL14, Class A
7.063% (1 mo. USD Term SOFR + 1.74%) due 3/19/2039(2)(4)	490,000	489,831
Mountain View CLO LLC
Series 2017-1A, Class AR
6.666% (3 mo. USD Term SOFR + 1.35%) due 10/16/2029(2)(4)	186,124	186,106
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2
7.079% (3 mo. USD Term SOFR + 1.76%) due 4/22/2029(2)(4)	540,000	539,352
OCP CLO Ltd.
Series 2014-5A, Class A1R
6.666% (3 mo. USD Term SOFR + 1.34%) due 4/26/2031(2)(4)	583,526	583,551
Series 2014-7A, Class A1RR
6.699% (3 mo. USD Term SOFR + 1.38%) due 7/20/2029(2)(4)	268,213	268,320
Peebles Park CLO Ltd.
Series 2024-1A, Class B1
7.304% (3 mo. USD Term SOFR + 2.00%) due 4/21/2037(2)(4)	350,000	350,000
RR 24 Ltd.
Series 2022-24A, Class A2R
7.747% (3 mo. USD Term SOFR + 2.40%) due 1/15/2036(2)(4)	530,000	533,832
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class D
2.14% due 12/15/2026(4)	1,475,000	1,451,324
Santander Drive Auto Receivables Trust
Series 2022-7, Class C
6.69% due 3/17/2031	1,060,000	1,080,338
Series 2023-2, Class C
5.47% due 12/16/2030	555,000	552,313
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32% due 12/15/2028(4)	660,000	659,371

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
SCF Equipment Leasing LLC
Series 2021-1A, Class C
1.54% due 10/21/2030(4)	$1,000,000	$940,111
SEB Funding LLC
Series 2021-1A, Class A2
4.969% due 1/30/2052(4)	371,070	349,775
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A
6.849% (3 mo. USD Term SOFR + 1.53%) due 4/20/2033(2)(4)	1,003,948	1,003,245
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A
2.27% due 1/30/2057(4)	441,434	361,261
Texas Debt Capital CLO Ltd.
Series 2024-1A, Class B
7.263% (3 mo. USD Term SOFR + 1.95%) due 4/22/2037(2)(4)	560,000	559,391
THL Credit Wind River CLO Ltd.
Series 2013-2A, Class AR2
6.56% (3 mo. USD Term SOFR + 1.26%) due 10/18/2030(2)(4)	351,861	351,650
Towd Point Asset Trust
Series 2018-SL1, Class A
6.044% (1 mo. USD Term SOFR + 0.71%) due 1/25/2046(2)(4)	4,685	4,685
Valley Stream Park CLO Ltd.
Series 2022-1A, Class BR
7.568% (3 mo. USD Term SOFR + 2.25%) due 10/20/2034(2)(4)	470,000	470,142
Voya CLO Ltd.
Series 2018-1A, Class A2
6.871% (3 mo. USD Term SOFR + 1.56%) due 4/19/2031(2)(4)	320,000	318,528
Series 2018-2A, Class A1
6.576% (3 mo. USD Term SOFR + 1.26%) due 7/15/2031(2)(4)	405,714	405,795
Westlake Automobile Receivables Trust
Series 2020-3A, Class E
3.34% due 6/15/2026(4)	750,000	741,497
Series 2023-1A, Class C
5.74% due 8/15/2028(4)	1,015,000	1,011,663
World Omni Select Auto Trust
Series 2023-A, Class C
6.00% due 1/16/2029	985,000	992,487

Total Asset-Backed Securities (Cost $37,157,476)		36,786,745

Corporate Bonds & Notes — 48.5%
Aerospace & Defense — 0.2%
BAE Systems PLC
5.30% due 3/26/2034(4)	439,000	441,731

		441,731

Agriculture — 1.2%
BAT Capital Corp.
3.222% due 8/15/2024	833,000	824,712
5.834% due 2/20/2031	211,000	213,692
6.343% due 8/2/2030	500,000	521,225

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Agriculture — (continued)
Philip Morris International, Inc.
5.625% due 11/17/2029	$592,000	$610,003
Viterra Finance BV
4.90% due 4/21/2027(4)	398,000	391,138

		2,560,770

Airlines — 0.4%
American Airlines, Inc.
7.25% due 2/15/2028(4)	210,000	213,368
British Airways Pass-Through Trust
Series 2020-1, Class A
4.25% due 11/15/2032(4)	363,317	338,150
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875% due 5/1/2027(4)	267,000	226,053

		777,571

Apparel — 0.3%
Tapestry, Inc.
7.35% due 11/27/2028	525,000	553,544

		553,544

Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
3.375% due 11/13/2025	275,000	264,663
4.134% due 8/4/2025	253,000	247,396
6.125% due 3/8/2034	356,000	358,303
Hyundai Capital America
1.80% due 10/15/2025(4)	402,000	380,059
5.40% due 1/8/2031(4)	332,000	333,315
5.80% due 6/26/2025(4)	278,000	278,517
JB Poindexter & Co., Inc.
8.75% due 12/15/2031(4)	272,000	281,724

		2,143,977

Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.40% due 6/15/2033(4)	350,000	347,039
Constellation Brands, Inc.
4.80% due 1/15/2029	356,000	353,017

		700,056

Biotechnology — 0.1%
Baxalta, Inc.
4.00% due 6/23/2025	175,000	172,118

		172,118

Building Materials — 0.2%
Smyrna Ready Mix Concrete LLC
6.00% due 11/1/2028(4)	249,000	244,075
Standard Industries, Inc.
4.375% due 7/15/2030(4)	303,000	272,200

		516,275

Chemicals — 1.1%
Celanese U.S. Holdings LLC
6.05% due 3/15/2025	810,000	811,709
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 6/15/2028(4)	265,000	255,359

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Chemicals — (continued)
International Flavors & Fragrances, Inc.
1.23% due 10/1/2025(4)	$1,008,000	$944,083
Rain Carbon, Inc.
12.25% due 9/1/2029(4)	249,000	258,347
Rain CII Carbon LLC/CII Carbon Corp.
7.25% due 4/1/2025(4)	6,000	5,888

		2,275,386

Coal — 0.1%
SunCoke Energy, Inc.
4.875% due 6/30/2029(4)	263,000	238,294

		238,294

Commercial Banks — 12.6%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate+ 1.90% thereafter) due 3/13/2037(2)(4)	400,000	323,456
Bank of America Corp.
2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(2)	769,000	679,573
3.593% (3.593% fixed rate until 7/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter) due 7/21/2028(2)	987,000	938,598
Series N
1.658% (1.658% fixed rate until 3/11/2026; SOFR + 0.91% thereafter) due 3/11/2027(2)	500,000	465,775
Bank of New York Mellon Corp.
Series J
4.967% (4.967% fixed rate until 4/26/2033; SOFR + 1.61% thereafter) due 4/26/2034(2)	443,000	434,911
BankUnited, Inc.
5.125% due 6/11/2030	613,000	567,632
Barclays PLC
3.932% (3.932% fixed rate until 5/7/2024; 3 mo. USD Term SOFR + 1.83% thereafter) due 5/7/2025(2)	869,000	867,036
BBVA Bancomer SA
8.125% (8.125% fixed rate until 1/8/2034; 5 yr. CMT rate + 4.21% thereafter) due 1/8/2039(2)(4)	400,000	413,324
BNP Paribas SA
2.219% (2.219% fixed rate until 6/9/2025; SOFR + 2.07% thereafter) due 6/9/2026(2)(4)	1,019,000	979,891
4.375% (4.375% fixed rate until 3/1/2028; 5 yr. USD Swap rate + 1.48% thereafter) due 3/1/2033(2)(4)	599,000	567,103
5.738% (5.738% fixed rate until 2/20/2034; SOFR + 1.88% thereafter) due 2/20/2035(2)(4)	200,000	201,648

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; 3 mo. USD Term SOFR + 1.82% thereafter) due 1/10/2028(2)	$963,000	$928,602
3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(2)	750,000	706,597
4.14% (4.14% fixed rate until 5/24/2024; SOFR + 1.37% thereafter) due 5/24/2025(2)	287,000	286,079
5.827% (5.827% fixed rate until 2/13/2034; SOFR + 2.06% thereafter) due 2/13/2035(2)	575,000	568,957
Citizens Bank NA
4.119% (4.119% fixed rate until 5/23/2024; SOFR + 1.40% thereafter) due 5/23/2025(2)	626,000	623,521
Danske Bank AS
6.466% (6.466% fixed rate until 1/9/2025; 1 yr. CMT rate + 2.10% thereafter) due 1/9/2026(2)(4)	434,000	435,580
First-Citizens Bank & Trust Co.
2.969% (2.969% fixed rate until 9/27/2024; 3 mo. USD Term SOFR + 1.72% thereafter) due 9/27/2025(2)	518,000	506,065
Freedom Mortgage Corp.
12.25% due 10/1/2030(4)	200,000	219,662
Intesa Sanpaolo SpA
6.625% due 6/20/2033(4)	440,000	456,878
JPMorgan Chase & Co.
3.54% (3.54% fixed rate until 5/1/2027; 3 mo. USD Term SOFR + 1.64% thereafter) due 5/1/2028(2)	613,000	585,820
3.845% (3.845% fixed rate until 6/14/2024; SOFR + 0.98% thereafter) due 6/14/2025(2)	856,000	852,482
M&T Bank Corp.
5.053% (5.053% fixed rate until 1/27/2033; SOFR + 1.85% thereafter) due 1/27/2034(2)	376,000	349,586
Macquarie Bank Ltd.
3.624% due 6/3/2030(4)	203,000	180,010
Macquarie Group Ltd.
2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(2)(4)	678,000	563,940
4.654% (4.654% fixed rate until 3/27/2028; 3 mo. USD Term SOFR + 1.95% thereafter) due 3/27/2029(2)(4)	700,000	684,789

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Mitsubishi UFJ Financial Group, Inc.
5.541% (5.541% fixed rate until 4/17/2025; 1 yr. CMT rate + 1.50% thereafter) due 4/17/2026(2)	$320,000	$319,962
Morgan Stanley
4.21% (4.21% fixed rate until 4/20/2027; SOFR + 1.61% thereafter) due 4/20/2028(2)	391,000	380,083
4.431% (4.431% fixed rate until 1/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter) due 1/23/2030(2)	500,000	484,195
5.297% (5.297% fixed rate until 4/20/2032; SOFR + 2.62% thereafter) due 4/20/2037(2)	319,000	306,320
NatWest Group PLC
5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT rate + 1.95% thereafter) due 9/13/2029(2)	327,000	332,353
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT rate + 2.85% thereafter) due 11/10/2026(2)	486,000	499,467
Royal Bank of Canada
6.00% due 11/1/2027	667,000	689,798
Truist Financial Corp.
5.711% (5.711% fixed rate until 1/24/2034; SOFR + 1.92% thereafter) due 1/24/2035(2)	466,000	468,526
U.S. Bancorp
4.839% (4.839% fixed rate until 2/1/2033; SOFR + 1.60% thereafter) due 2/1/2034(2)	562,000	533,928
4.967% (4.967% fixed rate until 7/22/2032; SOFR + 2.11% thereafter) due 7/22/2033(2)	785,000	743,481
5.678% (5.678% fixed rate until 1/23/2034; SOFR+ 1.86% thereafter) due 1/23/2035(2)	472,000	477,168
UBS AG
5.125% due 5/15/2024	872,000	870,099
UBS Group AG
1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT rate + 1.08% thereafter) due 1/30/2027(2)(4)	473,000	437,899
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT rate + 0.85% thereafter) due 8/10/2027(2)(4)	504,000	458,443

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
4.703% (4.703% fixed rate until 8/5/2026; 1 yr. CMT rate + 2.05% thereafter) due 8/5/2027(2)(4)	$365,000	$358,266
4.988% (4.988% fixed rate until 8/5/2032; 1 yr. CMT rate + 2.40% thereafter) due 8/5/2033(2)(4)	449,000	431,327
6.327% (6.327% fixed rate until 12/22/2026; 1 yr. CMT rate + 1.60% thereafter) due 12/22/2027(2)(4)	403,000	411,612
6.373% (6.373% fixed rate until 7/15/2025; SOFR + 3.34% thereafter) due 7/15/2026(2)(4)	690,000	694,954
6.442% (6.442% fixed rate until 8/11/2027; SOFR + 3.70% thereafter) due 8/11/2028(2)(4)	509,000	524,469
Wells Fargo & Co.
2.188% (2.188% fixed rate until 4/30/2025; SOFR + 2.00% thereafter) due 4/30/2026(2)	652,000	628,091
2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(2)	864,000	791,251
3.35% (3.35% fixed rate until 3/2/2032; SOFR + 1.50% thereafter) due 3/2/2033(2)	700,000	607,922
3.584% (3.584% fixed rate until 5/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter) due 5/22/2028(2)	723,000	687,356
5.389% (5.389% fixed rate until 4/24/2033; SOFR + 2.02% thereafter) due 4/24/2034(2)	221,000	219,462

		26,743,947

Commercial Services — 1.0%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027	300,000	275,370
Allied Universal Holdco LLC
7.875% due 2/15/2031(4)	448,000	453,976
EquipmentShare.com, Inc.
9.00% due 5/15/2028(4)	337,000	347,184
ERAC USA Finance LLC
5.00% due 2/15/2029(4)	480,000	481,176
Global Payments, Inc.
4.95% due 8/15/2027	631,000	626,621

		2,184,327

Computers — 0.2%
Leidos, Inc.
5.75% due 3/15/2033	355,000	364,919

		364,919

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — 2.6%
Aircastle Ltd.
2.85% due 1/26/2028(4)	$600,000	$538,932
Aviation Capital Group LLC
1.95% due 1/30/2026(4)	408,000	381,048
5.50% due 12/15/2024(4)	767,000	763,495
6.375% due 7/15/2030(4)	472,000	486,292
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(4)	800,000	746,048
4.25% due 4/15/2026(4)	800,000	772,888
Capital One Financial Corp.
5.70% (5.70% fixed rate until 2/1/2029; SOFR + 1.91% thereafter) due 2/1/2030(2)	303,000	305,545
GGAM Finance Ltd.
8.00% due 2/15/2027(4)	221,000	228,034
LPL Holdings, Inc.
4.00% due 3/15/2029(4)	672,000	618,361
Navient Corp.
4.875% due 3/15/2028	234,000	217,903
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50% due 3/15/2027(4)	365,000	353,167
4.875% due 4/15/2045(4)	198,000	159,802

		5,571,515

Electric — 4.0%
AES Corp.
3.95% due 7/15/2030(4)	525,000	479,530
Alfa Desarrollo SpA
4.55% due 9/27/2051(4)	292,918	224,395
American Transmission Systems, Inc.
2.65% due 1/15/2032(4)	238,000	197,181
Appalachian Power Co.
5.65% due 4/1/2034	334,000	337,580
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(4)	580,000	556,875
Constellation Energy Generation LLC
6.25% due 10/1/2039	436,000	460,076
Duke Energy Indiana LLC
5.40% due 4/1/2053	236,000	231,986
Electricite de France SA
6.25% due 5/23/2033(4)	500,000	523,800
Entergy Louisiana LLC
5.70% due 3/15/2054	327,000	333,282
Indianapolis Power & Light Co.
5.65% due 12/1/2032(4)	500,000	509,425
IPALCO Enterprises, Inc.
5.75% due 4/1/2034(4)	295,000	294,622
Minejesa Capital BV
4.625% due 8/10/2030(4)	678,754	643,024
Narragansett Electric Co.
5.35% due 5/1/2034(4)	333,000	335,541
National Grid PLC
5.809% due 6/12/2033	600,000	614,808
NextEra Energy Operating Partners LP
7.25% due 1/15/2029(4)	272,000	278,569
NRG Energy, Inc.
4.45% due 6/15/2029(4)	280,000	264,835

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Southern Co.
4.475% due 8/1/2024(2)	$1,156,000	$1,149,642
Vistra Operations Co. LLC
3.55% due 7/15/2024(4)	841,000	834,079
7.75% due 10/15/2031(4)	228,000	238,698

		8,507,948

Energy-Alternate Sources — 0.2%
Greenko Dutch BV
3.85% due 3/29/2026(4)	358,540	337,182

		337,182

Engineering & Construction — 0.5%
Cellnex Finance Co. SA
3.875% due 7/7/2041(4)	667,000	523,308
IRB Infrastructure Developers Ltd.
7.11% due 3/11/2032(4)	266,000	270,687
Weekley Homes LLC/Weekley Finance Corp.
4.875% due 9/15/2028(4)	251,000	232,243

		1,026,238

Entertainment — 0.4%
Cinemark USA, Inc.
5.875% due 3/15/2026(4)	217,000	214,370
Jacobs Entertainment, Inc.
6.75% due 2/15/2029(4)	255,000	247,276
Warnermedia Holdings, Inc.
3.788% due 3/15/2025	442,000	433,942

		895,588

Environmental Control — 0.1%
Veralto Corp.
5.45% due 9/18/2033(4)	204,000	206,248

		206,248

Food — 0.1%
NBM U.S. Holdings, Inc.
7.00% due 5/14/2026	236,000	236,767

		236,767

Gas — 0.8%
CenterPoint Energy Resources Corp.
1.75% due 10/1/2030	301,000	247,503
4.40% due 7/1/2032	500,000	476,370
National Fuel Gas Co.
5.50% due 1/15/2026	554,000	552,632
Southwest Gas Corp.
4.05% due 3/15/2032	413,000	378,638

		1,655,143

Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.05% due 2/15/2026(4)	541,000	544,311

		544,311

Healthcare-Products — 1.2%
GE HealthCare Technologies, Inc.
5.65% due 11/15/2027	985,000	1,003,193
Revvity, Inc.
0.85% due 9/15/2024	750,000	732,787
Solventum Corp.
5.45% due 3/13/2031(4)	443,000	442,141
5.60% due 3/23/2034(4)	401,000	402,111

		2,580,232

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — 1.8%
Centene Corp.
2.45% due 7/15/2028	$536,000	$475,963
3.375% due 2/15/2030	1,116,000	989,234
4.25% due 12/15/2027	419,000	399,671
CHS/Community Health Systems, Inc.
5.25% due 5/15/2030(4)	597,000	486,913
DaVita, Inc.
4.625% due 6/1/2030(4)	238,000	213,077
Humana, Inc.
1.35% due 2/3/2027	375,000	337,875
5.875% due 3/1/2033	133,000	137,280
LifePoint Health, Inc.
9.875% due 8/15/2030(4)	207,000	216,530
Molina Healthcare, Inc.
4.375% due 6/15/2028(4)	247,000	232,365
UnitedHealth Group, Inc.
5.375% due 4/15/2054	427,000	435,446

		3,924,354

Insurance — 1.0%
Assurant, Inc.
2.65% due 1/15/2032	313,000	256,989
GA Global Funding Trust
3.85% due 4/11/2025(4)	898,000	881,171
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% due 2/15/2031(4)	251,000	252,551
HUB International Ltd.
7.375% due 1/31/2032(4)	172,000	173,333
Metropolitan Life Global Funding I
4.05% due 8/25/2025(4)	302,000	297,244
New York Life Global Funding
4.55% due 1/28/2033(4)	187,000	180,492

		2,041,780

Internet — 0.3%
Prosus NV
3.257% due 1/19/2027(4)	700,000	648,781

		648,781

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.
6.25% due 3/15/2032(4)	143,000	144,225
7.25% due 1/15/2030(4)	229,000	237,700

		381,925

Lodging — 0.3%
Genting New York LLC/GENNY Capital, Inc.
3.30% due 2/15/2026(4)	273,000	261,368
MGM China Holdings Ltd.
4.75% due 2/1/2027	240,000	228,391
Wynn Macau Ltd.
5.625% due 8/26/2028(4)	250,000	236,750

		726,509

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Machinery-Diversified — 0.5%
Maxim Crane Works Holdings Capital LLC
11.50% due 9/1/2028(4)	$208,000	$225,520
nVent Finance SARL
4.55% due 4/15/2028	818,000	795,292

		1,020,812

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% due 5/1/2032	653,000	523,765
CSC Holdings LLC
11.75% due 1/31/2029(4)	213,000	213,185
FactSet Research Systems, Inc.
3.45% due 3/1/2032	600,000	530,280
Globo Comunicacao e Participacoes SA
4.875% due 1/22/2030(4)	275,000	239,797
Gray Television, Inc.
7.00% due 5/15/2027(4)	226,000	210,368

		1,717,395

Mining — 0.9%
FMG Resources August 2006 Pty. Ltd.
4.375% due 4/1/2031(4)	280,000	250,186
Freeport Indonesia PT
6.20% due 4/14/2052	270,000	268,115
Glencore Funding LLC
4.875% due 3/12/2029(4)	342,000	337,096
5.634% due 4/4/2034(4)	483,000	485,372
6.375% due 10/6/2030(4)	216,000	227,951
Hecla Mining Co.
7.25% due 2/15/2028	246,000	247,087

		1,815,807

Miscellaneous Manufacturing — 0.1%
LSB Industries, Inc.
6.25% due 10/15/2028(4)	257,000	247,774

		247,774

Oil & Gas — 4.3%
Antero Resources Corp.
7.625% due 2/1/2029(4)	449,000	461,572
Apache Corp.
4.25% due 1/15/2030	268,000	248,385
Baytex Energy Corp.
8.50% due 4/30/2030(4)	201,000	209,731
CITGO Petroleum Corp.
8.375% due 1/15/2029(4)	245,000	256,687
Civitas Resources, Inc.
8.375% due 7/1/2028(4)	212,000	223,255
CNX Resources Corp.
6.00% due 1/15/2029(4)	229,000	224,461
Comstock Resources, Inc.
6.75% due 3/1/2029(4)	361,000	344,282
Continental Resources, Inc.
5.75% due 1/15/2031(4)	1,333,000	1,326,042
Cosan Luxembourg SA
7.25% due 6/27/2031(4)	200,000	203,856
Coterra Energy, Inc.
5.60% due 3/15/2034	537,000	541,215

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Crescent Energy Finance LLC
9.25% due 2/15/2028(4)	$348,000	$367,742
Diamond Foreign Asset Co./Diamond Finance LLC
8.50% due 10/1/2030(4)	230,000	242,452
Ecopetrol SA
8.375% due 1/19/2036	324,000	327,036
EQT Corp.
5.75% due 2/1/2034	345,000	343,779
7.00% due 2/1/2030	891,000	945,832
Occidental Petroleum Corp.
6.625% due 9/1/2030	806,000	853,538
Ovintiv, Inc.
6.50% due 2/1/2038	400,000	415,752
Patterson-UTI Energy, Inc.
3.95% due 2/1/2028	175,000	165,366
Petroleos Mexicanos
6.70% due 2/16/2032	594,000	494,190
Rockcliff Energy II LLC
5.50% due 10/15/2029(4)	240,000	224,458
Transocean, Inc.
8.00% due 2/1/2027(4)	341,000	338,572
Valaris Ltd.
8.375% due 4/30/2030(4)	207,000	213,256
Vital Energy, Inc.
7.875% due 4/15/2032(4)	216,000	219,767

		9,191,226

Oil & Gas Services — 0.1%
Kodiak Gas Services LLC
7.25% due 2/15/2029(4)	216,000	220,186

		220,186

Packaging & Containers — 0.2%
LABL, Inc.
9.50% due 11/1/2028(4)	226,000	228,847
Mauser Packaging Solutions Holding Co.
7.875% due 8/15/2026(4)	214,000	218,079

		446,926

Pharmaceuticals — 1.1%
Bayer Corp.
6.65% due 2/15/2028(4)	343,000	353,053
Bayer U.S. Finance LLC
6.375% due 11/21/2030(4)	400,000	409,032
Cigna Group
2.40% due 3/15/2030	174,000	150,352
CVS Health Corp.
3.25% due 8/15/2029	1,332,000	1,222,629
5.05% due 3/25/2048	129,000	117,064

		2,252,130

Pipelines — 2.7%
Cheniere Energy Partners LP
3.25% due 1/31/2032	344,000	293,067
Columbia Pipeline Group, Inc.
4.50% due 6/1/2025	339,000	334,376
Eastern Gas Transmission & Storage, Inc.
3.00% due 11/15/2029	428,000	383,146
EIG Pearl Holdings SARL
3.545% due 8/31/2036(4)	706,000	602,910

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Enbridge, Inc.
6.20% due 11/15/2030	$249,000	$264,079
8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(2)	512,000	556,365
EQM Midstream Partners LP
7.50% due 6/1/2030(4)	231,000	246,967
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(4)	766,000	584,220
Genesis Energy LP/Genesis Energy Finance Corp.
8.25% due 1/15/2029	205,000	210,572
Kinder Morgan Energy Partners LP
4.25% due 9/1/2024	643,000	638,737
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.375% due 2/15/2032(4)	276,000	283,204
NGPL PipeCo LLC
3.25% due 7/15/2031(4)	314,000	268,570
Sabine Pass Liquefaction LLC
5.625% due 3/1/2025	696,000	695,520
Venture Global LNG, Inc.
8.375% due 6/1/2031(4)	372,000	384,012

		5,745,745

Real Estate Investment Trusts — 1.5%
American Tower Corp.
2.40% due 3/15/2025	448,000	434,497
2.95% due 1/15/2025	235,000	230,034
3.80% due 8/15/2029	616,000	574,833
Crown Castle, Inc.
2.10% due 4/1/2031	600,000	485,670
3.30% due 7/1/2030	491,000	436,764
EPR Properties
4.50% due 6/1/2027	180,000	171,558
4.95% due 4/15/2028	414,000	394,641
VICI Properties LP
6.125% due 4/1/2054	163,000	161,652
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/1/2029(4)	314,000	296,900

		3,186,549

Retail — 0.6%
Alimentation Couche-Tard, Inc.
5.267% due 2/12/2034(4)	458,000	457,171
Macy’s Retail Holdings LLC
5.875% due 4/1/2029(4)	235,000	230,227
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.125% due 4/1/2026(4)	223,000	218,482
PetSmart, Inc./PetSmart Finance Corp.
7.75% due 2/15/2029(4)	250,000	243,557
Staples, Inc.
7.50% due 4/15/2026(4)	214,000	209,104

		1,358,541

Semiconductors — 0.5%
Broadcom, Inc.
4.15% due 4/15/2032(4)	427,000	395,996

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Semiconductors — (continued)
Micron Technology, Inc.
5.30% due 1/15/2031	$256,000	$257,769
SK Hynix, Inc.
5.50% due 1/16/2029(4)	308,000	307,365

		961,130

Software — 1.0%
Cloud Software Group, Inc.
6.50% due 3/31/2029(4)	283,000	268,660
9.00% due 9/30/2029(4)	349,000	334,845
Oracle Corp.
2.875% due 3/25/2031	915,000	796,178
6.25% due 11/9/2032	226,000	242,026
Workday, Inc.
3.80% due 4/1/2032	450,000	410,103

		2,051,812

Telecommunications — 1.6%
Altice France SA
8.125% due 2/1/2027(4)	227,000	174,016
AT&T, Inc.
4.30% due 2/15/2030	461,000	442,777
Frontier Communications Holdings LLC
5.00% due 5/1/2028(4)	238,000	221,076
5.875% due 11/1/2029	260,000	219,352
Sprint Capital Corp.
6.875% due 11/15/2028	939,000	999,274
8.75% due 3/15/2032	212,000	256,696
T-Mobile USA, Inc.
3.875% due 4/15/2030	572,000	535,872
4.85% due 1/15/2029	583,000	578,563

		3,427,626

Transportation — 0.1%
Rand Parent LLC
8.50% due 2/15/2030(4)	211,000	208,763

		208,763

Total Corporate Bonds & Notes (Cost $104,442,291)		102,809,858

Non-Agency Mortgage-Backed Securities — 9.0%
Angel Oak Mortgage Trust
Series 2020-1, Class A1
2.466% due 12/25/2059(1)(2)(4)	27,958	26,418
BANK
Series 2022-BNK44, Class A5
5.745% due 11/15/2055(1)(2)	510,000	537,835
Bank5
Series 2023-5YR2, Class A3
6.656% due 7/15/2056(1)(2)	260,000	274,267
Series 2023-5YR4, Class A3
6.50% due 12/15/2056	460,000	485,746
BBCMS Mortgage Trust
Series 2019-BWAY, Class B
6.75% due 11/15/2034(1)(2)(4)	160,000	53,844
Benchmark Mortgage Trust
Series 2024-V5, Class A3
5.805% due 1/10/2057	200,000	205,844
BHMS Mortgage Trust
Series 2018-ATLS, Class A
6.872% due 7/15/2035(1)(2)(4)	430,000	428,563

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
BMO Mortgage Trust
Series 2023-5C2, Class A3
7.055% due 11/15/2056(1)(2)	$510,000	$550,677
Series 2023-C5, Class A4
5.494% due 6/15/2056	460,000	472,744
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1
0.97% due 3/25/2060(1)(2)(4)	565,144	529,436
BX Commercial Mortgage Trust
Series 2021-XL2, Class A
6.128% due 10/15/2038(1)(2)(4)	179,062	177,541
Series 2024-XL4, Class A
6.767% due 2/15/2039(1)(2)(4)	550,000	550,860
Series 2024-XL5, Class A
6.692% due 3/15/2041(1)(2)(4)	280,000	280,035
Chase Home Lending Mortgage Trust
Series 2024-1, Class A2
6.50% due 1/25/2055(1)(2)(4)	392,271	396,217
CIM Trust
Series 2021-J3, Class A1
2.50% due 6/25/2051(1)(2)(4)	864,442	701,102
Commercial Mortgage Trust
Series 2014-CR17, Class AM
4.174% due 5/10/2047	620,000	617,035
Series 2015-LC21, Class AM
4.043% due 7/10/2048(1)(2)	522,000	506,344
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1
6.52% due 1/25/2042(1)(2)(4)	358,736	358,632
Series 2023-R01, Class 1M1
7.721% due 12/25/2042(1)(2)(4)	940,567	965,468
Series 2023-R02, Class 1M1
7.62% due 1/25/2043(1)(2)(4)	443,622	454,423
Series 2023-R04, Class 1M1
7.621% due 5/25/2043(1)(2)(4)	302,596	308,837
Series 2023-R07, Class 2M1
7.271% due 9/25/2043(1)(2)(4)	179,507	180,685
Deephaven Residential Mortgage Trust
Series 2021-3, Class A1
1.194% due 8/25/2066(1)(2)(4)	151,348	126,900
EQUS Mortgage Trust
Series 2021-EQAZ, Class A
6.195% due 10/15/2038(1)(2)(4)	237,995	236,426
Flagstar Mortgage Trust
Series 2021-3INV, Class A2
2.50% due 6/25/2051(1)(2)(4)	592,936	479,842
Series 2021-7, Class A1
2.50% due 8/25/2051(1)(2)(4)	557,136	451,386
Freddie Mac STACR REMIC Trust
Series 2021-DNA3, Class M2
7.42% due 10/25/2033(1)(2)(4)	655,000	666,407
Series 2022-DNA1, Class M2
7.82% due 1/25/2042(1)(2)(4)	365,000	370,461
Series 2022-HQA3, Class M1A
7.62% due 8/25/2042(1)(2)(4)	197,724	201,631
Series 2023-DNA2, Class M1A
7.42% due 4/25/2043(1)(2)(4)	513,514	522,788
Series 2024-DNA1, Class A1
6.67% due 2/25/2044(1)(2)(4)	592,094	592,968

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
GCAT Trust
Series 2024-INV1, Class 1A2
5.50% due 1/25/2054(1)(2)(4)		$494,578	$486,185
GS Mortgage Securities Corp. Trust
Series 2021-ROSS, Class G
10.091% due 5/15/2026(1)(2)(4)		660,000	253,633
GS Mortgage-Backed Securities Trust
Series 2021-PJ2, Class A2
2.50% due 7/25/2051(1)(2)(4)		460,629	374,350
Series 2021-PJ8, Class A2
2.50% due 1/25/2052(1)(2)(4)		622,176	497,532
Series 2022-PJ6, Class A4
3.00% due 1/25/2053(1)(2)(4)		551,950	462,903
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-MINN, Class A
6.642% due 11/15/2035(1)(2)(4)		339,000	323,629
Series 2020-MKST, Class E
8.19% due 12/15/2036(1)(2)(4)		570,000	83,479
JP Morgan Mortgage Trust
Series 2021-13, Class A3
2.50% due 4/25/2052(1)(2)(4)		483,561	389,138
Series 2021-15, Class A2
3.00% due 6/25/2052(1)(2)(4)		800,913	671,771
Series 2021-INV8, Class A2
3.00% due 5/25/2052(1)(2)(4)		453,083	379,474
Series 2022-4, Class A3
3.00% due 10/25/2052(1)(2)(4)		352,896	292,880
PFP Ltd.
Series 2023-10, Class A
7.692% due 9/16/2038(1)(2)(4)		400,000	403,303
Ready Capital Mortgage Financing LLC
Series 2022-FL8, Class A
6.971% due 1/25/2037(1)(2)(4)		863,669	863,051
Starwood Mortgage Residential Trust
Series 2020-3, Class A1
1.486% due 4/25/2065(1)(2)(4)		153,601	142,949
Verus Securitization Trust
Series 2020-1, Class A1
3.417% due 1/25/2060(1)(2)(4)		50,069	47,688
Series 2020-5, Class A1
1.218% due 5/25/2065(1)(2)(4)		205,738	191,089
Vista Point Securitization Trust
Series 2020-2, Class A1
1.475% due 4/25/2065(1)(2)(4)		107,420	97,631
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2
2.50% due 9/25/2051(1)(2)(4)		401,122	326,612

Total Non-Agency Mortgage-Backed Securities (Cost $20,164,674)			18,998,659

Foreign Government — 1.4%
Brazil Government International Bonds
6.125% due 3/15/2034	USD	313,000	309,595
Colombia Government International Bonds
7.50% due 2/2/2034	USD	326,000	332,523
Development Bank of Japan, Inc.
1.25% due 10/20/2026(4)	USD	714,000	652,774
Mexico Government International Bonds
4.875% due 5/19/2033	USD	470,000	445,701

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2024 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
Senegal Government International Bonds
6.25% due 5/23/2033(4)	USD	290,000	$246,860
Svensk Exportkredit AB
4.25% due 2/1/2029	USD	695,000	689,850
Turkiye Ihracat Kredi Bankasi AS
7.50% due 2/6/2028(4)	USD	221,000	221,829

Total Foreign Government (Cost $2,913,473)			2,899,132

U.S. Government Securities — 8.0%
U.S. Treasury Bonds
3.875% due 2/15/2043		$3,638,000	3,368,561
4.25% due 2/15/2054		2,031,000	2,001,487
4.375% due 8/15/2043		5,451,600	5,396,232
U.S. Treasury Notes
4.25% due 2/28/2029		3,017,100	3,023,228
4.625% due 2/28/2026		3,080,000	3,078,316

Total U.S. Government Securities (Cost $16,847,487)			16,867,824

U.S. Treasury Bills — 1.8%
U.S. Treasury Bills
5.35% due 4/4/2024(5)		3,833,000	3,831,347

Total U.S. Treasury Bills (Cost $3,831,323)			3,831,347

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $1,309,282, due 4/1/2024(6)		1,309,050	1,309,050

Total Repurchase Agreements (Cost $1,309,050)			1,309,050

Total Investments — 109.7% (Cost $237,211,597)			232,424,800

Liabilities in excess of other assets — (9.7)%			(20,476,344)

Total Net Assets — 100.0%			$211,948,456

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2024.
(3)	TBA - To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $96,349,545, representing 45.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$1,351,500	$1,335,321

Open futures contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2024	190	Long	$38,990,908	$38,852,031	$(138,877)
U.S. 5-Year Treasury Note	June 2024	79	Long	8,488,174	8,454,234	(33,940)
U.S. Ultra Bond	June 2024	102	Long	12,883,153	13,158,000	274,847

Total				$60,362,235	$60,464,265	$102,030

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	June 2024	46	Short	$(5,260,287)	$(5,272,031)	$(11,744)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$48,922,185	$—	$48,922,185
Asset-Backed Securities	—	36,786,745	—	36,786,745
Corporate Bonds & Notes	—	102,809,858	—	102,809,858
Non-Agency Mortgage-Backed Securities	—	18,998,659	—	18,998,659
Foreign Government	—	2,899,132	—	2,899,132
U.S. Government Securities	—	16,867,824	—	16,867,824
U.S. Treasury Bills	—	3,831,347	—	3,831,347
Repurchase Agreements	—	1,309,050	—	1,309,050

Total	$—	$232,424,800	$—	$232,424,800

Other Financial Instruments
Futures Contracts
Assets	$274,847	$—	$—	$274,847
Liabilities	(184,561)	—	—	(184,561)

Total	$90,286	$—	$—	$90,286

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 99.7%
Air Freight & Logistics — 0.7%
Forward Air Corp.	54,700	$1,701,717

		1,701,717

Automobile Components — 0.9%
Visteon Corp.(1)	19,040	2,239,294

		2,239,294

Banks — 8.2%
Bank OZK	77,793	3,536,470
Home Bancshares, Inc.	144,000	3,538,080
Independent Bank Corp.	51,000	2,653,020
Texas Capital Bancshares, Inc.(1)	41,900	2,578,945
WaFd, Inc.	98,405	2,856,697
Wintrust Financial Corp.	41,206	4,301,494

		19,464,706

Biotechnology — 1.0%
Replimune Group, Inc.(1)	49,900	407,683
Rhythm Pharmaceuticals, Inc.(1)	16,100	697,613
Ultragenyx Pharmaceutical, Inc.(1)	29,422	1,373,713

		2,479,009

Building Products — 2.8%
Janus International Group, Inc.(1)	204,400	3,092,572
Tecnoglass, Inc.	66,200	3,444,386

		6,536,958

Chemicals — 2.4%
Avient Corp.	51,028	2,214,615
Olin Corp.	60,823	3,576,393

		5,791,008

Communications Equipment — 0.5%
Extreme Networks, Inc.(1)	107,400	1,239,396

		1,239,396

Construction & Engineering — 1.4%
Primoris Services Corp.	80,572	3,429,950

		3,429,950

Construction Materials — 1.5%
Eagle Materials, Inc.	13,200	3,587,100

		3,587,100

Consumer Finance — 3.8%
Encore Capital Group, Inc.(1)	64,966	2,963,099
OneMain Holdings, Inc.	71,600	3,658,044
PROG Holdings, Inc.	71,151	2,450,441

		9,071,584

Diversified Consumer Services — 1.1%
Stride, Inc.(1)	40,476	2,552,012

		2,552,012

Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	94,400	1,554,768

		1,554,768

Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	50,939	1,712,060

		1,712,060

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — 1.4%
Portland General Electric Co.	76,804	$3,225,768

		3,225,768

Electrical Equipment — 1.1%
EnerSys	27,435	2,591,510

		2,591,510

Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	17,692	1,804,230
Crane NXT Co.	35,800	2,216,020
Itron, Inc.(1)	27,342	2,529,682
nLight, Inc.(1)	104,122	1,353,586

		7,903,518

Energy Equipment & Services — 3.4%
Atlas Energy Solutions, Inc.	113,200	2,560,584
Helmerich & Payne, Inc.	57,994	2,439,228
Valaris Ltd.(1)	42,200	3,175,972

		8,175,784

Entertainment — 1.3%
PLAYSTUDIOS, Inc.(1)	44,181	122,823
PLAYSTUDIOS, Inc.(1)(2)	325,000	903,500
Vivid Seats, Inc., Class A(1)	329,400	1,973,106

		2,999,429

Financial Services — 2.7%
Essent Group Ltd.	44,200	2,630,342
Euronet Worldwide, Inc.(1)	35,100	3,858,543

		6,488,885

Food Products — 1.1%
Utz Brands, Inc.	143,304	2,642,526

		2,642,526

Gas Utilities — 1.1%
ONE Gas, Inc.	39,400	2,542,482

		2,542,482

Ground Transportation — 0.9%
Marten Transport Ltd.	110,389	2,039,989

		2,039,989

Health Care Equipment & Supplies — 1.5%
Lantheus Holdings, Inc.(1)	37,044	2,305,618
QuidelOrtho Corp.(1)	25,400	1,217,676

		3,523,294

Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc.(1)	36,305	2,876,082
AMN Healthcare Services, Inc.(1)	29,000	1,812,790
HealthEquity, Inc.(1)	39,982	3,263,731
R1 RCM, Inc.(1)	208,747	2,688,661

		10,641,264

Hotel & Resort REITs — 1.0%
RLJ Lodging Trust	209,083	2,471,361

		2,471,361

Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.	93,100	2,670,108
Everi Holdings, Inc.(1)	246,855	2,480,893

		5,151,001

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Household Durables — 2.0%
Century Communities, Inc.	48,538	$4,683,917

		4,683,917

Industrial REITs — 0.8%
LXP Industrial Trust	213,878	1,929,179

		1,929,179

Insurance — 1.2%
Assured Guaranty Ltd.	32,105	2,801,161

		2,801,161

IT Services — 0.7%
BigCommerce Holdings, Inc., Series 1(1)	237,000	1,632,930

		1,632,930

Life Sciences Tools & Services — 0.5%
Maravai LifeSciences Holdings, Inc., Class A(1)	142,400	1,234,608

		1,234,608

Machinery — 4.2%
Hillman Solutions Corp.(1)	357,775	3,806,726
Terex Corp.	57,800	3,722,320
Wabash National Corp.	82,200	2,461,068

		9,990,114

Media — 1.8%
Gambling.com Group Ltd.(1)	146,800	1,340,284
Gray Television, Inc.	211,516	1,336,781
Integral Ad Science Holding Corp.(1)	167,735	1,672,318

		4,349,383

Metals & Mining — 3.6%
Commercial Metals Co.	35,166	2,066,706
Constellium SE(1)	138,644	3,065,419
MP Materials Corp.(1)	120,876	1,728,526
Warrior Met Coal, Inc.	29,900	1,814,930

		8,675,581

Mortgage REITs — 0.8%
Redwood Trust, Inc.	291,658	1,857,861

		1,857,861

Office REITs — 1.3%
COPT Defense Properties	132,034	3,191,262

		3,191,262

Oil, Gas & Consumable Fuels — 5.3%
CNX Resources Corp.(1)	103,414	2,452,980
HF Sinclair Corp.	58,848	3,552,654
Magnolia Oil & Gas Corp., Class A	89,445	2,321,098
Matador Resources Co.	65,700	4,386,789

		12,713,521

Passenger Airlines — 1.5%
SkyWest, Inc.(1)	49,800	3,440,184

		3,440,184

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Personal Care Products — 0.9%
Oddity Tech Ltd., Class A(1)	48,400	$2,102,980

		2,102,980

Pharmaceuticals — 4.2%
Axsome Therapeutics, Inc.(1)	15,800	1,260,840
Corcept Therapeutics, Inc.(1)	96,000	2,418,240
Intra-Cellular Therapies, Inc.(1)	39,471	2,731,393
Prestige Consumer Healthcare, Inc.(1)	39,900	2,895,144
Verona Pharma PLC, ADR(1)	45,700	735,313

		10,040,930

Professional Services — 2.6%
ICF International, Inc.	22,694	3,418,397
Korn Ferry	43,561	2,864,572

		6,282,969

Retail REITs — 1.2%
Kite Realty Group Trust	126,148	2,734,889

		2,734,889

Semiconductors & Semiconductor Equipment — 3.2%
indie Semiconductor, Inc., Class A(1)	295,400	2,091,432
Photronics, Inc.(1)	88,900	2,517,648
SMART Global Holdings, Inc.(1)	114,175	3,005,086

		7,614,166

Software — 2.5%
CommVault Systems, Inc.(1)	21,725	2,203,567
NCR Voyix Corp.(1)	112,882	1,425,700
Rapid7, Inc.(1)	27,434	1,345,363
WalkMe Ltd.(1)	124,590	1,071,474

		6,046,104

Specialized REITs — 1.1%
PotlatchDeltic Corp.	57,400	2,698,948

		2,698,948

Specialty Retail — 4.3%
Academy Sports & Outdoors, Inc.	33,600	2,269,344
Group 1 Automotive, Inc.	10,429	3,047,666
Murphy USA, Inc.	11,879	4,979,677

		10,296,687

Textiles, Apparel & Luxury Goods — 1.1%
Oxford Industries, Inc.	23,900	2,686,360

		2,686,360

Trading Companies & Distributors — 3.7%
Custom Truck One Source, Inc.(1)	307,117	1,787,421
GATX Corp.	24,001	3,216,854
Rush Enterprises, Inc., Class A	70,540	3,775,301

		8,779,576

Total Common Stocks (Cost $191,324,808)		237,539,683

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $1,288,403, due 4/1/2024(3)	$1,288,174	$1,288,174

Total Repurchase Agreements (Cost $1,288,174)		1,288,174

Total Investments — 100.2% (Cost $192,612,982)		238,827,857

Liabilities in excess of other assets — (0.2)%		(473,733)

Total Net Assets — 100.0%		$238,354,124

(1)	Non–income–producing security.
(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At March 31, 2024, the aggregate market value of the security amounted to $903,500, representing 0.4% of net assets.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$1,329,900	$1,313,980

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$237,539,683	$—	$—	$237,539,683
Repurchase Agreements	—	1,288,174	—	1,288,174

Total	$237,539,683	$1,288,174	$—	$238,827,857

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 98.9%
Bermuda — 3.4%
CK Infrastructure Holdings Ltd.	350,500	$2,051,163

		2,051,163

Brazil — 3.4%
Cia de Saneamento Basico do Estado de Sao Paulo	122,200	2,063,712

		2,063,712

China — 2.1%
China Longyuan Power Group Corp. Ltd., Class H	1,821,613	1,282,155

		1,282,155

France — 5.7%
Engie SA	206,040	3,462,453

		3,462,453

Germany — 4.8%
RWE AG	84,526	2,868,615

		2,868,615

Italy — 4.3%
Enel SpA	397,663	2,625,165

		2,625,165

Japan — 4.1%
Kansai Electric Power Co., Inc.	113,400	1,615,748
Tokyo Gas Co. Ltd.	37,100	845,045

		2,460,793

Portugal — 2.5%
EDP-Energias de Portugal SA	389,519	1,519,582

		1,519,582

Spain — 4.8%
Iberdrola SA	230,845	2,866,129

		2,866,129

United Kingdom — 4.8%
National Grid PLC	214,369	2,884,006

		2,884,006

United States — 59.0%
American Electric Power Co., Inc.	33,352	2,871,607
Atmos Energy Corp.	24,333	2,892,464
CenterPoint Energy, Inc.	84,202	2,398,915
Dominion Energy, Inc.	73,429	3,611,972
Duke Energy Corp.	37,062	3,584,266
Edison International	41,238	2,916,764
Exelon Corp.	60,502	2,273,060
NextEra Energy, Inc.	42,781	2,734,134
NRG Energy, Inc.	2,944	199,279
PG&E Corp.	143,267	2,401,155
Sempra	36,577	2,627,326
Southern Co.	39,636	2,843,487
Vistra Corp.	59,704	4,158,383

		35,512,812

Total Common Stocks (Cost $51,475,017)		59,596,585

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $270,723, due 4/1/2024(1)	$270,675	$270,675

Total Repurchase Agreements (Cost $270,675)		270,675

Total Investments — 99.4% (Cost $51,745,692)		59,867,260

Assets in excess of other liabilities — 0.6%		363,327

Total Net Assets — 100.0%		$60,230,587

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$279,500	$276,154

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$2,051,163	*	$—	$2,051,163
Brazil	2,063,712	—		—	2,063,712
China	—	1,282,155	*	—	1,282,155
France	—	3,462,453	*	—	3,462,453
Germany	—	2,868,615	*	—	2,868,615
Italy	—	2,625,165	*	—	2,625,165
Japan	—	2,460,793	*	—	2,460,793
Portugal	—	1,519,582	*	—	1,519,582
Spain	—	2,866,129	*	—	2,866,129
United Kingdom	—	2,884,006	*	—	2,884,006
United States	35,512,812	—		—	35,512,812
Repurchase Agreements	—	270,675		—	270,675

Total	$37,576,524	$22,290,736		$—	$59,867,260

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 17.4%
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2052	$3,528,790	$2,923,062
3.50% due 6/1/2052	2,902,997	2,603,143
4.00% due 10/1/2037	394,761	382,521
4.00% due 6/1/2052	4,046,623	3,750,382
4.50% due 9/1/2052	463,909	442,461
5.00% due 12/1/2052	1,015,293	991,871
5.50% due 9/1/2053	2,162,859	2,158,897
6.00% due 10/1/2053	2,201,256	2,221,430
Federal National Mortgage Association
2.50% due 5/1/2052	1,183,571	980,407
3.00% due 7/1/2051	1,724,931	1,485,911
3.00% due 3/1/2052	3,801,562	3,275,358
3.00% due 5/1/2052	2,092,349	1,803,755
3.50% due 6/1/2052	4,723,211	4,235,345
3.50% due 10/1/2052	1,878,223	1,683,345
3.50% due 11/1/2052	1,793,513	1,606,867
4.00% due 10/1/2052	2,410,183	2,233,741
4.00% due 12/1/2052	1,227,487	1,137,626
4.50% due 10/1/2053	2,355,279	2,243,560
5.00% due 2/1/2053	353,877	345,438
6.00% due 9/1/2053	341,660	344,809

Total Agency Mortgage-Backed Securities (Cost $37,442,357)		36,849,929

Asset-Backed Securities — 19.8%
AIMCO CLO
Series 2017-AA, Class DR
8.729% (3 mo. USD Term SOFR + 3.41%) due 4/20/2034(1)(2)	1,800,000	1,773,360
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.078% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	997,400
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.746% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,500,000	1,498,800
Ares XXXIV CLO Ltd.
Series 2015-2A, Class BR2
7.178% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	300,000	299,850
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(1)	1,180,000	1,151,766
Barings CLO Ltd.
Series 2020-1A, Class AR
6.726% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,350,000	1,348,757
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2
6.75% (3 mo. USD Term SOFR + 1.43%) due 1/25/2035(1)(2)	1,500,000	1,496,007

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Battery Park CLO II Ltd.
Series 2022-1A, Class A1
7.528% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	$1,800,000	$1,810,620
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.329% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	600,000	598,800
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	1,250,000	1,206,946
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.836% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,400,000	1,400,091
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.181% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,200,000	1,197,120
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	928,625	818,482
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR
6.567% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	1,700,000	1,693,710
Elmwood CLO IX Ltd.
Series 2021-2A, Class C
7.479% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	1,000,000	984,700
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3
5.16% due 4/20/2026	1,050,000	1,047,549
Greywolf CLO II Ltd.
Series 2013-1A, Class C2RR
9.777% (3 mo. USD Term SOFR + 4.46%) due 4/15/2034(1)(2)	2,400,000	2,324,076
Hyundai Auto Receivables Trust
Series 2021-A, Class A3
0.38% due 9/15/2025	316,475	313,789
ICG U.S. CLO Ltd.
Series 2018-2A, Class B
7.329% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,000,000	1,001,044
Series 2022-1A, Class A1
6.858% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,300,000	1,298,440
KKR CLO 38 Ltd.
Series 38A, Class A1
6.634% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,500,000	1,493,763

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.131% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	$1,150,000	$1,147,240
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.881% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	900,000	899,370
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2
7.079% (3 mo. USD Term SOFR + 1.76%) due 4/22/2029(1)(2)	1,400,000	1,398,320
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.636% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,400,000	1,399,020
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,000,000	997,858
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	900,000	894,295
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
8.726% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	400,000	374,680
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class CR
7.779% (3 mo. USD Term SOFR + 2.46%) due 4/21/2034(1)(2)	1,800,000	1,790,640
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	700,000	703,667
RRX 6 Ltd.
Series 2021-6A, Class A1
6.766% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,300,000	1,297,920
TCW CLO Ltd.
Series 2021-1A, Class A
6.749% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	1,500,000	1,499,700
TIAA CLO IV Ltd.
Series 2018-1A, Class A2
7.279% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,520,000	1,516,200
Trinitas CLO XVI Ltd.
Series 2021-16A, Class A1
6.759% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	1,200,000	1,200,480

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Voya CLO Ltd.
Series 2016-3A, Class A3R
7.31% (3 mo. USD Term SOFR + 2.01%) due 10/18/2031(1)(2)	$835,000	$832,078
World Omni Auto Receivables Trust
Series 2022-C, Class A2
3.73% due 3/16/2026	379,217	377,685

Total Asset–Backed Securities (Cost $42,098,474)		42,084,223

Senior Secured Loans — 3.9%
Advertising — 0.1%
Outfront Media Capital LLC
2019 Term Loan B
7.077% (1 mo. USD Term SOFR + 1.75%) due 11/18/2026(2)	200,000	199,562

		199,562

Airlines — 0.8%
Air Canada
2024 Term Loan B
7.833% (3 mo. USD Term SOFR + 2.50%) due 3/21/2031(2)	325,000	325,205
American Airlines, Inc.
2021 Term Loan
10.329% (3 mo. USD Term SOFR + 4.75%) due 4/20/2028(2)	447,368	464,082
Kestrel Bidco, Inc.
Term Loan B
8.43% (1 mo. USD Term SOFR + 3.00%) due 12/11/2026(2)	46,440	46,390
United Airlines, Inc.
2024 Term Loan B
8.076% (3 mo. USD Term SOFR + 2.75%) due 2/15/2031(2)	275,000	274,956
WestJet Loyalty LP
Term Loan B
9.057% (3 mo. USD Term SOFR + 3.75%) due 2/14/2031(2)	625,000	624,481

		1,735,114

Commercial Services — 0.1%
Vestis Corp.
Term Loan
7.576% (3 mo. USD Term SOFR + 2.25%) due 2/22/2031(2)	150,000	149,813

		149,813

Distribution/Wholesale — 0.2%
Core & Main LP
2024 Incremental Term Loan B
7.564% (3 mo. USD Term SOFR + 2.25%) due 2/9/2031(2)	400,000	398,500

		398,500

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Electric — 0.2%
ExGen Renewables IV LLC
2020 Term Loan
8.105% (3 mo. USD Term SOFR + 2.50%) due 12/15/2027(2)	$400,000	$400,000

		400,000

Entertainment — 0.8%
Bally’s Corp.
2021 Term Loan B
8.829% (3 mo. USD Term SOFR + 3.25%) due 10/2/2028(2)	496,193	465,334
Caesars Entertainment, Inc.
2024 Term Loan B1
8.041% (3 mo. USD Term SOFR + 2.75%) due 2/6/2031(2)	650,000	650,000
Flutter Financing BV
Term Loan B
7.559% (3 mo. USD Term SOFR + 2.25%) due 11/29/2030(2)	598,500	598,177

		1,713,511

Healthcare-Services — 0.5%
DaVita, Inc.
2020 Term Loan B
0.00% due 8/12/2026(2)(3)	498,683	498,469
ICON Luxembourg SARL
2024 LUX Term Loan B
7.302% (1 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	439,917	440,683
PRA Health Sciences, Inc.
2024 US Term Loan B
7.302% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	109,606	109,796

		1,048,948

Leisure Time — 0.1%
Alterra Mountain Co.
2024 Add-on Term Loan B
0.00% due 5/31/2030(2)(3)	200,000	200,750

		200,750

Lodging — 0.6%
Fertitta Entertainment LLC
2022 Term Loan B
9.077% (1 mo. USD Term SOFR + 3.75%) due 1/29/2029(2)	496,203	497,135
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B
0.00% due 1/17/2031(2)(3)	250,000	250,390
Station Casinos LLC
2024 Term Loan B
0.00% due 3/7/2031(2)(3)	600,000	598,842

		1,346,367

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Media — 0.3%
Nexstar Broadcasting, Inc.
2019 Term Loan B4
7.941% (1 mo. USD Term SOFR + 2.50%) due 9/18/2026(2)	$650,000	$649,818

		649,818

Software — 0.2%
Dun & Bradstreet Corp.
2024 Term Loan B
8.082% (1 mo. USD Term SOFR + 2.75%) due 1/18/2029(2)	500,000	499,765

		499,765

Total Senior Secured Loans (Cost $8,341,996)		8,342,148

Corporate Bonds & Notes — 27.0%
Advertising — 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% due 1/15/2029(1)	500,000	453,070

		453,070

Aerospace & Defense — 0.3%
Bombardier, Inc.
7.875% due 4/15/2027(1)	435,000	435,831
L3Harris Technologies, Inc.
5.35% due 6/1/2034	300,000	300,267

		736,098

Agriculture — 0.3%
Archer-Daniels-Midland Co.
2.90% due 3/1/2032	800,000	690,640

		690,640

Auto Manufacturers — 0.1%
Hyundai Capital America
5.40% due 1/8/2031(1)	300,000	301,188

		301,188

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.
8.25% due 4/15/2031(1)	500,000	528,245
American Axle & Manufacturing, Inc.
5.00% due 10/1/2029	250,000	224,540

		752,785

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.95% due 1/15/2042	300,000	291,459

		291,459

Biotechnology — 0.4%
Amgen, Inc.
5.60% due 3/2/2043	500,000	508,695
Gilead Sciences, Inc.
5.25% due 10/15/2033	200,000	204,256
5.55% due 10/15/2053	100,000	103,559

		816,510

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Building Materials — 0.1%
Carrier Global Corp.
3.377% due 4/5/2040	$200,000	$156,616

		156,616

Commercial Banks — 6.4%
AIB Group PLC
5.871% (5.871% fixed rate until 3/28/2034; SOFR + 1.91% thereafter) due 3/28/2035(1)(2)	500,000	502,470
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; SOFR + 1.53% thereafter) due 7/23/2031(2)	1,000,000	821,410
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	800,000	771,024
Bank of Ireland Group PLC
5.601% (5.601% fixed rate until 3/20/2029; SOFR + 1.62% thereafter) due 3/20/2030(1)(2)	400,000	400,440
BNP Paribas SA
5.176% (5.176% fixed rate until 1/9/2029; SOFR + 1.52% thereafter) due 1/9/2030(1)(2)	1,100,000	1,099,956
5.497% (5.497% fixed rate until 5/20/2029; SOFR + 1.59% thereafter) due 5/20/2030(1)(2)	600,000	601,326
Danske Bank AS
5.705% (5.705% fixed rate until 3/1/2029; 1 yr. CMT rate + 1.40% thereafter) due 3/1/2030(1)(2)	800,000	805,912
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	1,900,000	1,736,315
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	600,000	580,302
5.04% (5.04% fixed rate until 1/23/2027; SOFR + 1.19% thereafter) due 1/23/2028(2)	300,000	299,055
5.336% (5.336% fixed rate until 1/23/2034; SOFR + 1.62% thereafter) due 1/23/2035(2)	600,000	602,520
Lloyds Banking Group PLC
3.574% (3.574% fixed rate until 11/7/2027; 3 mo. USD Term SOFR + 1.43% thereafter) due 11/7/2028(2)	800,000	750,464

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(2)	$600,000	$489,624
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	300,000	299,490
5.173% (5.173% fixed rate until 1/16/2029; SOFR + 1.45% thereafter) due 1/16/2030(2)	800,000	800,032
NatWest Group PLC
5.076% (5.076% fixed rate until 1/27/2029; 3 mo. USD Term SOFR + 2.13% thereafter) due 1/27/2030(2)	900,000	883,845
5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT rate + 1.95% thereafter) due 9/13/2029(2)	900,000	914,733
Sumitomo Mitsui Trust Bank Ltd.
5.20% due 3/7/2029(1)	400,000	403,072
U.S. Bancorp
5.836% (5.836% fixed rate until 6/10/2033; SOFR + 2.26% thereafter) due 6/12/2034(2)	600,000	612,120
UBS Group AG
3.869% (3.869% fixed rate until 1/12/2028; 3 mo. USD Term SOFR + 1.63% thereafter) due 1/12/2029(1)(2)	300,000	283,773

		13,657,883

Commercial Services — 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375% due 3/1/2029(1)	500,000	466,805
ERAC USA Finance LLC
5.20% due 10/30/2034(1)	800,000	797,864

		1,264,669

Cosmetics & Personal Care — 0.1%
Kenvue, Inc.
5.05% due 3/22/2053	200,000	195,772

		195,772

Diversified Financial Services — 0.3%
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; SOFR + 2.01% thereafter) due 8/24/2034(2)	200,000	208,816
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	400,000	407,720
Mastercard, Inc.
4.85% due 3/9/2033	100,000	100,731

		717,267

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — 1.8%
Constellation Energy Generation LLC
5.75% due 3/15/2054	$300,000	$301,038
Florida Power & Light Co.
4.05% due 10/1/2044	300,000	256,518
National Grid PLC
5.418% due 1/11/2034	1,000,000	993,990
Public Service Electric & Gas Co.
5.45% due 8/1/2053	100,000	102,985
Public Service Enterprise Group, Inc.
5.45% due 4/1/2034	700,000	702,562
Wisconsin Public Service Corp.
2.85% due 12/1/2051	100,000	63,971
Xcel Energy, Inc.
5.50% due 3/15/2034	1,300,000	1,293,565

		3,714,629

Electronics — 0.2%
Honeywell International, Inc.
1.95% due 6/1/2030	400,000	341,280

		341,280

Entertainment — 0.8%
Caesars Entertainment, Inc.
8.125% due 7/1/2027(1)	500,000	511,870
Cinemark USA, Inc.
5.25% due 7/15/2028(1)	250,000	236,725
Light & Wonder International, Inc.
7.00% due 5/15/2028(1)	500,000	504,185
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% due 2/15/2031(1)	450,000	465,610

		1,718,390

Environmental Control — 0.7%
Waste Management, Inc.
4.15% due 4/15/2032	1,600,000	1,529,440

		1,529,440

Food — 0.6%
Campbell Soup Co.
5.40% due 3/21/2034	400,000	403,280
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.75% due 4/1/2033	700,000	690,312
6.50% due 12/1/2052	100,000	99,008

		1,192,600

Gas — 0.1%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	200,000	203,400

		203,400

Healthcare-Services — 1.5%
CHS/Community Health Systems, Inc.
5.25% due 5/15/2030(1)	500,000	407,800
Elevance Health, Inc.
4.75% due 2/15/2033	400,000	390,300
5.125% due 2/15/2053	100,000	95,898
HCA, Inc.
5.25% due 6/15/2026	300,000	299,178
5.50% due 6/15/2047	500,000	475,705
5.60% due 4/1/2034	200,000	201,544

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
UnitedHealth Group, Inc.
3.05% due 5/15/2041	$300,000	$227,550
5.00% due 4/15/2034	800,000	802,104
5.375% due 4/15/2054	200,000	203,956

		3,104,035

Insurance — 0.8%
AIA Group Ltd.
5.375% due 4/5/2034(1)	200,000	200,244
Assurant, Inc.
3.70% due 2/22/2030	500,000	452,325
Chubb INA Holdings, Inc.
5.00% due 3/15/2034	400,000	401,684
Lincoln National Corp.
5.852% due 3/15/2034	600,000	593,646

		1,647,899

Internet — 0.2%
Amazon.com, Inc.
4.80% due 12/5/2034	400,000	403,632

		403,632

Leisure Time — 0.7%
Carnival Holdings Bermuda Ltd.
10.375% due 5/1/2028(1)	500,000	545,540
Royal Caribbean Cruises Ltd.
7.25% due 1/15/2030(1)	500,000	518,995
VOC Escrow Ltd.
5.00% due 2/15/2028(1)	500,000	481,510

		1,546,045

Lodging — 0.4%
Marriott International, Inc.
5.30% due 5/15/2034	300,000	296,775
Station Casinos LLC
4.50% due 2/15/2028(1)	500,000	471,025

		767,800

Machinery-Diversified — 0.3%
Deere & Co.
3.90% due 6/9/2042	200,000	172,658
John Deere Capital Corp.
4.50% due 1/16/2029	400,000	396,096

		568,754

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% due 1/15/2029	200,000	170,324
5.25% due 4/1/2053	100,000	79,405
Comcast Corp.
3.75% due 4/1/2040	200,000	166,296
5.35% due 5/15/2053	200,000	198,638

		614,663

Miscellaneous Manufacturing — 0.5%
General Electric Co.
Series A
6.75% due 3/15/2032	1,000,000	1,114,790

		1,114,790

Oil & Gas — 1.0%
BP Capital Markets America, Inc.
4.812% due 2/13/2033	600,000	592,440

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Comstock Resources, Inc.
6.75% due 3/1/2029(1)	$500,000	$476,845
Diamondback Energy, Inc.
6.25% due 3/15/2053	200,000	215,808
Exxon Mobil Corp.
3.482% due 3/19/2030	500,000	471,385
Marathon Oil Corp.
5.70% due 4/1/2034	400,000	401,020

		2,157,498

Packaging & Containers — 0.6%
Berry Global, Inc.
5.65% due 1/15/2034(1)	400,000	397,968
Packaging Corp. of America
5.70% due 12/1/2033	900,000	930,375

		1,328,343

Pharmaceuticals — 1.7%
AbbVie, Inc.
4.05% due 11/21/2039	400,000	356,020
5.05% due 3/15/2034	700,000	708,379
5.40% due 3/15/2054	300,000	308,742
Cigna Group
5.40% due 3/15/2033	600,000	611,370
CVS Health Corp.
5.30% due 6/1/2033	600,000	601,026
5.875% due 6/1/2053	200,000	203,478
Pfizer Investment Enterprises Pte. Ltd.
4.75% due 5/19/2033	600,000	591,036
5.30% due 5/19/2053	250,000	248,950

		3,629,001

Pipelines — 0.5%
Cheniere Energy Partners LP
5.95% due 6/30/2033	500,000	512,820
Enterprise Products Operating LLC
4.85% due 1/31/2034	400,000	394,252
4.85% due 3/15/2044	200,000	187,520

		1,094,592

Real Estate Investment Trusts — 1.1%
Crown Castle, Inc.
5.80% due 3/1/2034	900,000	921,222
Extra Space Storage LP
5.40% due 2/1/2034	500,000	498,135
Realty Income Corp.
5.125% due 2/15/2034	700,000	686,938
Regency Centers LP
5.25% due 1/15/2034	300,000	298,047

		2,404,342

Retail — 0.4%
Darden Restaurants, Inc.
6.30% due 10/10/2033	300,000	313,254
Home Depot, Inc.
4.50% due 9/15/2032	400,000	392,632
Lowe’s Cos., Inc.
3.70% due 4/15/2046	300,000	230,028

		935,914

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Semiconductors — 0.2%
Marvell Technology, Inc.
5.95% due 9/15/2033	$400,000	$414,844

		414,844

Software — 1.3%
Cloud Software Group, Inc.
6.50% due 3/31/2029(1)	500,000	474,665
Microsoft Corp.
3.30% due 2/6/2027	1,600,000	1,551,104
Oracle Corp.
5.55% due 2/6/2053	200,000	195,836
6.25% due 11/9/2032	400,000	428,364

		2,649,969

Telecommunications — 1.0%
Cisco Systems, Inc.
5.05% due 2/26/2034	500,000	506,945
5.30% due 2/26/2054	200,000	205,590
Rogers Communications, Inc.
4.55% due 3/15/2052	200,000	168,860
5.30% due 2/15/2034	800,000	793,136
T-Mobile USA, Inc.
2.70% due 3/15/2032	250,000	210,360
3.00% due 2/15/2041	300,000	221,106

		2,105,997

Transportation — 0.5%
Burlington Northern Santa Fe LLC
5.20% due 4/15/2054	300,000	297,384
Norfolk Southern Corp.
5.35% due 8/1/2054	300,000	296,679
5.55% due 3/15/2034	400,000	416,368

		1,010,431

Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35% due 3/30/2029(1)	400,000	400,660
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	700,000	696,899

		1,097,559

Total Corporate Bonds & Notes (Cost $56,806,165)		57,329,804

Non-Agency Mortgage-Backed Securities — 13.9%
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A
3.218% due 4/14/2033(1)	550,000	529,872
BANK
Series 2017-BNK5, Class AS
3.624% due 6/15/2060	2,500,000	2,336,945
Series 2019-BNK24, Class AS
3.283% due 11/15/2062(2)(4)	1,412,000	1,240,234
Series 2022-BNK43, Class B
5.152% due 8/15/2055(2)(4)	500,000	464,899
BB-UBS Trust
Series 2012-SHOW, Class A
3.43% due 11/5/2036(1)	1,200,000	1,155,856
Bear Stearns ARM Trust
Series 2004-10, Class 1M1
5.276% due 1/25/2035(2)(4)	765,072	738,146

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Benchmark Mortgage Trust
Series 2019-B12, Class AS
3.419% due 8/15/2052	$2,000,000	$1,803,423
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(4)	735,000	762,900
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(4)	300,000	301,356
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(4)	815,000	876,265
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	1,000,000	890,280
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-1A, Class A1
5.594% due 1/25/2036(1)(2)(4)	1,830,369	1,697,073
CHL Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
6.024% due 4/25/2035(2)(4)	536,344	497,019
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(4)	1,000,000	929,116
Commercial Mortgage Trust
Series 2014-CR18, Class AM
4.103% due 7/15/2047	1,455,000	1,446,236
CWHEQ Revolving Home Equity Loan Trust
Series 2005-K, Class 2A1
5.68% due 2/15/2036(2)(4)	418,164	407,046
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.12% due 11/25/2041(1)(2)(4)	1,100,000	1,105,563
Series 2021-HQA4, Class M1
6.27% due 12/25/2041(1)(2)(4)	609,692	604,689
Series 2022-DNA1, Class M1A
6.32% due 1/25/2042(1)(2)(4)	527,066	526,863
Series 2022-HQA3, Class M1A
7.62% due 8/25/2042(1)(2)(4)	1,146,800	1,169,458
HarborView Mortgage Loan Trust
Series 2004-5, Class B1
4.598% due 6/19/2034(2)(4)	1,457,865	1,400,379
Home Equity Asset Trust
Series 2004-8, Class M5
7.044% due 3/25/2035(2)(4)	578,046	598,161
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(1)	1,000,000	868,368
Series 2019-LIC, Class B
2.914% due 10/14/2039(1)	640,000	543,982
JP Morgan Mortgage Trust
Series 2005-A4, Class B1
5.086% due 7/25/2035(2)(4)	984,963	952,805
MASTR Specialized Loan Trust
Series 2005-2, Class M4
7.207% due 7/25/2035(1)(2)(4)	901,537	1,030,187
Morgan Stanley Capital I Trust
Series 2004-SD2, Class M1
6.374% due 4/25/2034(2)(4)	273,311	274,602
Series 2018-H4, Class A4
4.31% due 12/15/2051	800,000	769,451

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2020-L4, Class AS
2.88% due 2/15/2053	$1,000,000	$848,974
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.206% due 4/10/2043(1)(2)(4)	385,000	255,753
ONE Park Mortgage Trust
Series 2021-PARK, Class B
6.39% due 3/15/2036(1)(2)(4)	500,000	476,981
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	1,600,000	1,322,161
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877% due 3/26/2046(1)	750,000	691,683

Total Non-Agency Mortgage-Backed Securities (Cost $30,401,457)		29,516,726

U.S. Government Agencies — 1.3%
Federal Home Loan Bank Discount Notes
5.239% due 4/1/2024(5)	2,800,000	2,798,330

Total U.S. Government Agencies (Cost $2,800,000)		2,798,330

U.S. Government Securities — 14.8%
U.S. Treasury Bonds
4.25% due 2/15/2054	10,100,000	9,953,234
4.50% due 2/15/2044	16,700,000	16,820,031
U.S. Treasury Notes
4.25% due 2/28/2029	3,000,000	3,006,094
4.625% due 2/28/2026	1,500,000	1,499,180

Total U.S. Government Securities (Cost $31,000,051)		31,278,539

Commercial Paper — 0.6%
Bristol-Myers Squibb Co.
5.399% due 4/2/2024(1)	1,300,000	1,299,808

Total Commercial Paper (Cost $1,299,808)		1,299,808

	Shares	Value

Exchange-Traded Funds — 1.5%
iShares MBS ETF	18,085	1,671,416
Vanguard Mortgage-Backed Securities ETF	34,585	1,577,422

Total Exchange-Traded Funds (Cost $3,065,403)		3,248,838

	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $326,294, due 4/1/2024(6)	$326,236	326,236

Total Repurchase Agreements (Cost $326,236)		326,236

Total Investments — 100.4% (Cost $213,581,947)		213,074,581

Liabilities in excess of other assets — (0.4)%		(881,085)

Total Net Assets — 100.0%		$212,193,496

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $66,283,029, representing 31.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2024.
(3)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$336,800	$332,768

Open futures contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2024	132	Long	$27,247,850	$26,991,938	$(255,912)
U.S. 5-Year Treasury Note	June 2024	224	Long	23,923,418	23,971,500	48,082
U.S. Long Bond	June 2024	12	Long	1,440,009	1,445,250	5,241
U.S. Ultra Bond	June 2024	9	Long	1,160,811	1,161,000	189

Total				$53,772,088	$53,569,688	$(202,400)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$36,849,929	$—	$36,849,929
Asset-Backed Securities	—	42,084,223	—	42,084,223
Senior Secured Loans	—	8,342,148	—	8,342,148
Corporate Bonds & Notes	—	57,329,804	—	57,329,804
Non-Agency Mortgage-Backed Securities	—	29,516,726	—	29,516,726
U.S. Government Agencies	—	2,798,330	—	2,798,330
U.S. Government Securities	—	31,278,539	—	31,278,539
Commercial Paper	—	1,299,808	—	1,299,808
Exchange-Traded Funds	3,248,838	—	—	3,248,838
Repurchase Agreements	—	326,236	—	326,236

Total	$3,248,838	$209,825,743	$—	$213,074,581

Other Financial Instruments
Futures Contracts
Assets	$53,512	$—	$—	$53,512
Liabilities	(255,912)	—	—	(255,912)

Total	$(202,400)	$—	$—	$(202,400)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 16.6%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,002,313	$1,726,293
3.50% due 6/1/2052	3,628,746	3,253,929
4.00% due 10/1/2037	394,761	382,521
4.00% due 6/1/2052	674,437	625,064
4.50% due 9/1/2052	463,909	442,461
5.00% due 12/1/2052	1,199,892	1,172,211
5.50% due 9/1/2053	2,471,839	2,467,311
6.00% due 10/1/2053	2,488,376	2,511,182
Federal National Mortgage Association
2.50% due 1/1/2052	3,739,809	3,094,409
2.50% due 5/1/2052	2,570,269	2,129,074
3.00% due 7/1/2051	2,156,164	1,857,389
3.00% due 3/1/2052	3,245,235	2,796,037
3.00% due 5/1/2052	4,548,586	3,921,206
3.50% due 6/1/2052	4,178,225	3,746,652
3.50% due 10/1/2052	2,253,867	2,020,013
3.50% due 11/1/2052	2,171,094	1,945,155
4.00% due 10/1/2052	2,780,981	2,577,393
4.00% due 12/1/2052	1,227,487	1,137,626
4.50% due 10/1/2053	2,747,825	2,617,486
5.00% due 2/1/2053	405,095	395,436
6.00% due 9/1/2053	389,113	392,699

Total Agency Mortgage-Backed Securities (Cost $41,944,534)		41,211,547

Asset-Backed Securities — 22.8%
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.078% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	997,400
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.746% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,700,000	1,698,640
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR2
7.331% (3 mo. USD Term SOFR + 2.01%) due 1/28/2031(1)(2)	500,000	498,900
Ares XXXIIR CLO Ltd.
Series 2014-32RA, Class B
7.369% (3 mo. USD Term SOFR + 2.06%) due 5/15/2030(1)(2)	1,200,000	1,183,800
Ares XXXIV CLO Ltd.
Series 2015-2A, Class BR2
7.178% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	450,000	449,775
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(1)	1,380,000	1,346,981
Barings CLO Ltd.
Series 2020-1A, Class AR
6.726% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,550,000	1,548,572

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Battalion CLO XX Ltd.
Series 2021-20A, Class D
8.676% (3 mo. USD Term SOFR + 3.36%) due 7/15/2034(1)(2)	$2,000,000	$1,899,592
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.329% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	798,400
BMW Vehicle Lease Trust
Series 2023-1, Class A3
5.16% due 11/25/2025	1,000,000	997,846
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class BR
7.579% (3 mo. USD Term SOFR + 2.26%) due 7/20/2029(1)(2)	3,000,000	2,967,000
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	1,400,000	1,351,780
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.836% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,200,078
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.181% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	800,000	798,080
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	1,026,375	904,638
Elmwood CLO IX Ltd.
Series 2021-2A, Class C
7.479% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	3,000,000	2,954,100
Ford Credit Auto Owner Trust
Series 2020-1, Class A
2.04% due 8/15/2031(1)	1,100,000	1,067,572
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A
1.06% due 9/15/2027	1,500,000	1,410,052
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3
5.16% due 4/20/2026	1,140,000	1,137,339
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class A3
0.38% due 8/18/2025	44,431	44,338
ICG U.S. CLO Ltd.
Series 2018-2A, Class B
7.329% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,300,000	1,301,357
Series 2022-1A, Class A1
6.858% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,500,000	1,498,200

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
KKR CLO 38 Ltd.
Series 38A, Class A1
6.634% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	$1,725,000	$1,717,827
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.131% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,300,000	1,296,880
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.881% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	900,000	899,370
Neuberger Berman CLO XVI-S Ltd.
Series 2017-16SA, Class BR
6.976% (3 mo. USD Term SOFR + 1.66%) due 4/15/2034(1)(2)	1,000,000	988,400
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2
7.079% (3 mo. USD Term SOFR + 1.76%) due 4/22/2029(1)(2)	1,100,000	1,098,680
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.636% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,500,000	1,498,950
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,500,000	1,496,787
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	550,000	546,514
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
8.726% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,030,370
Octagon Loan Funding Ltd.
Series 2014-1A, Class CRR
7.781% (3 mo. USD Term SOFR + 2.46%) due 11/18/2031(1)(2)	3,200,000	3,179,520
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR
7.529% (3 mo. USD Term SOFR + 2.21%) due 7/2/2035(1)(2)	3,000,000	2,971,200
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	800,000	804,191
Riserva CLO Ltd.
Series 2016-3A, Class CRR
7.36% (3 mo. USD Term SOFR + 2.06%) due 1/18/2034(1)(2)	3,000,000	2,924,700

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
RRX 6 Ltd.
Series 2021-6A, Class A1
6.766% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	$1,150,000	$1,148,160
Synchrony Card Funding LLC
Series 2022-A1, Class A 3.37% due 4/15/2028	1,190,000	1,165,211
TCW CLO Ltd.
Series 2021-1A, Class A
6.749% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	1,650,000	1,649,670
TIAA CLO IV Ltd.
Series 2018-1A, Class A2
7.279% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,720,000	1,715,700
Trinitas CLO XVI Ltd.
Series 2021-16A, Class A1
6.759% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	800,000	800,320
Voya CLO Ltd.
Series 2016-3A, Class A3R
7.31% (3 mo. USD Term SOFR + 2.01%) due 10/18/2031(1)(2)	955,000	951,657
World Omni Auto Receivables Trust
Series 2022-C, Class A2
3.73% due 3/16/2026	433,391	431,640

Total Asset-Backed Securities (Cost $56,804,271)		56,370,187

Corporate Bonds & Notes — 25.0%
Aerospace & Defense — 0.3%
L3Harris Technologies, Inc.
5.35% due 6/1/2034	300,000	300,267
RTX Corp.
6.10% due 3/15/2034	400,000	427,740

		728,007

Agriculture — 0.3%
Archer-Daniels-Midland Co.
2.90% due 3/1/2032	1,000,000	863,300

		863,300

Auto Manufacturers — 0.2%
Hyundai Capital America
5.40% due 1/8/2031(1)	400,000	401,584

		401,584

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.95% due 1/15/2042	400,000	388,612

		388,612

Biotechnology — 0.4%
Amgen, Inc.
5.60% due 3/2/2043	500,000	508,695
Gilead Sciences, Inc.
5.25% due 10/15/2033	400,000	408,512
5.55% due 10/15/2053	100,000	103,559

		1,020,766

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Building Materials — 0.1%
Carrier Global Corp.
3.377% due 4/5/2040	$300,000	$234,924

		234,924

Commercial Banks — 6.5%
AIB Group PLC
5.871% (5.871% fixed rate until 3/28/2034; SOFR + 1.91% thereafter) due 3/28/2035(1)(2)	600,000	602,964
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; SOFR + 1.53% thereafter) due 7/23/2031(2)	1,000,000	821,410
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	1,400,000	1,349,292
Bank of Ireland Group PLC
5.601% (5.601% fixed rate until 3/20/2029; SOFR + 1.62% thereafter) due 3/20/2030(1)(2)	500,000	500,550
BNP Paribas SA
5.176% (5.176% fixed rate until 1/9/2029; SOFR + 1.52% thereafter) due 1/9/2030(1)(2)	1,400,000	1,399,944
5.497% (5.497% fixed rate until 5/20/2029; SOFR + 1.59% thereafter) due 5/20/2030(1)(2)	400,000	400,884
Danske Bank AS
5.705% (5.705% fixed rate until 3/1/2029; 1 yr. CMT rate + 1.40% thereafter) due 3/1/2030(1)(2)	800,000	805,912
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	2,200,000	2,010,470
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	800,000	773,736
5.04% (5.04% fixed rate until 1/23/2027; SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	398,740
5.336% (5.336% fixed rate until 1/23/2034; SOFR + 1.62% thereafter) due 1/23/2035(2)	800,000	803,360

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Lloyds Banking Group PLC
3.574% (3.574% fixed rate until 11/7/2027; 3 mo. USD Term SOFR + 1.43% thereafter) due 11/7/2028(2)	$900,000	$844,272
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(2)	700,000	571,228
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	500,000	499,150
5.173% (5.173% fixed rate until 1/16/2029; SOFR + 1.45% thereafter) due 1/16/2030(2)	800,000	800,032
NatWest Group PLC
5.076% (5.076% fixed rate until 1/27/2029; 3 mo. USD Term SOFR + 2.13% thereafter) due 1/27/2030(2)	600,000	589,230
5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT rate + 1.95% thereafter) due 9/13/2029(2)	1,400,000	1,422,918
Sumitomo Mitsui Trust Bank Ltd.
5.20% due 3/7/2029(1)	400,000	403,072
U.S. Bancorp
5.836% (5.836% fixed rate until 6/10/2033; SOFR + 2.26% thereafter) due 6/12/2034(2)	700,000	714,140
UBS Group AG
3.869% (3.869% fixed rate until 1/12/2028; 3 mo. USD Term SOFR + 1.63% thereafter) due 1/12/2029(1)(2)	500,000	472,955

		16,184,259

Commercial Services — 0.2%
ERAC USA Finance LLC
5.20% due 10/30/2034(1)	600,000	598,398

		598,398

Computers — 0.4%
Apple, Inc.
3.25% due 8/8/2029	1,000,000	939,870

		939,870

Cosmetics & Personal Care — 0.1%
Kenvue, Inc.
5.05% due 3/22/2053	300,000	293,658

		293,658

Diversified Financial Services — 0.4%
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; SOFR + 2.01% thereafter) due 8/24/2034(2)	300,000	313,224

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	$500,000	$509,650
Mastercard, Inc.
4.85% due 3/9/2033	100,000	100,731

		923,605

Electric — 2.1%
Alabama Power Co.
3.94% due 9/1/2032	550,000	511,164
Constellation Energy Generation LLC
5.75% due 3/15/2054	300,000	301,038
Florida Power & Light Co.
4.05% due 10/1/2044	500,000	427,530
National Grid PLC
5.418% due 1/11/2034	1,300,000	1,292,187
Public Service Electric & Gas Co.
5.45% due 8/1/2053	100,000	102,985
Public Service Enterprise Group, Inc.
5.45% due 4/1/2034	1,100,000	1,104,026
Wisconsin Public Service Corp.
2.85% due 12/1/2051	150,000	95,957
Xcel Energy, Inc.
5.50% due 3/15/2034	1,400,000	1,393,070

		5,227,957

Electronics — 0.1%
Honeywell International, Inc.
1.95% due 6/1/2030	300,000	255,960

		255,960

Environmental Control — 0.7%
Waste Management, Inc.
4.15% due 4/15/2032	1,900,000	1,816,210

		1,816,210

Food — 0.4%
Campbell Soup Co.
5.40% due 3/21/2034	400,000	403,280
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.75% due 4/1/2033	600,000	591,696
6.50% due 12/1/2052	100,000	99,008

		1,093,984

Gas — 0.2%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	500,000	508,500

		508,500

Healthcare-Services — 1.3%
Elevance Health, Inc.
4.75% due 2/15/2033	600,000	585,450
5.125% due 2/15/2053	100,000	95,898
HCA, Inc.
5.25% due 6/15/2026	400,000	398,904
5.50% due 6/15/2047	500,000	475,705
5.60% due 4/1/2034	300,000	302,316
UnitedHealth Group, Inc.
3.05% due 5/15/2041	400,000	303,400
5.00% due 4/15/2034	800,000	802,104
5.375% due 4/15/2054	200,000	203,956

		3,167,733

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — 0.9%
AIA Group Ltd.
5.375% due 4/5/2034(1)	$300,000	$300,366
Assurant, Inc.
3.70% due 2/22/2030	600,000	542,790
Chubb INA Holdings, Inc.
5.00% due 3/15/2034	600,000	602,526
Lincoln National Corp.
5.852% due 3/15/2034	700,000	692,587

		2,138,269

Internet — 0.2%
Amazon.com, Inc.
4.80% due 12/5/2034	500,000	504,540

		504,540

Lodging — 0.2%
Marriott International, Inc.
5.30% due 5/15/2034	400,000	395,700

		395,700

Machinery-Diversified — 0.3%
Deere & Co.
3.90% due 6/9/2042	300,000	258,987
John Deere Capital Corp.
4.50% due 1/16/2029	500,000	495,120

		754,107

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% due 1/15/2029	200,000	170,324
5.25% due 4/1/2053	100,000	79,405
Comcast Corp.
3.75% due 4/1/2040	300,000	249,444
5.35% due 5/15/2053	300,000	297,957

		797,130

Miscellaneous Manufacturing — 0.4%
General Electric Co.
Series A 6.75% due 3/15/2032	800,000	891,832

		891,832

Oil & Gas — 0.9%
BP Capital Markets America, Inc.
4.812% due 2/13/2033	700,000	691,180
Diamondback Energy, Inc.
3.50% due 12/1/2029	300,000	277,752
6.25% due 3/15/2053	200,000	215,808
Exxon Mobil Corp.
3.482% due 3/19/2030	600,000	565,662
Marathon Oil Corp.
5.70% due 4/1/2034	500,000	501,275

		2,251,677

Packaging & Containers — 0.5%
Berry Global, Inc.
5.65% due 1/15/2034(1)	400,000	397,968
Packaging Corp. of America
5.70% due 12/1/2033	800,000	827,000

		1,224,968

Pharmaceuticals — 2.1%
AbbVie, Inc.
4.05% due 11/21/2039	500,000	445,025

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
5.05% due 3/15/2034	$1,200,000	$1,214,364
5.40% due 3/15/2054	200,000	205,828
Cigna Group
5.40% due 3/15/2033	700,000	713,265
CVS Health Corp.
5.00% due 2/20/2026	300,000	298,992
5.30% due 6/1/2033	1,000,000	1,001,710
5.875% due 6/1/2053	200,000	203,478
Pfizer Investment Enterprises Pte. Ltd.
4.75% due 5/19/2033	900,000	886,554
5.30% due 5/19/2053	250,000	248,950

		5,218,166

Pipelines — 0.5%
Cheniere Energy Partners LP
5.95% due 6/30/2033	700,000	717,948
Enterprise Products Operating LLC
4.85% due 1/31/2034	200,000	197,126
4.85% due 3/15/2044	300,000	281,280

		1,196,354

Real Estate Investment Trusts — 1.0%
Crown Castle, Inc.
5.80% due 3/1/2034	900,000	921,222
Extra Space Storage LP
5.40% due 2/1/2034	600,000	597,762
Realty Income Corp.
5.125% due 2/15/2034	600,000	588,804
Regency Centers LP
5.25% due 1/15/2034	400,000	397,396

		2,505,184

Retail — 0.7%
Darden Restaurants, Inc.
6.30% due 10/10/2033	400,000	417,672
Home Depot, Inc.
4.50% due 9/15/2032	500,000	490,790
Lowe’s Cos., Inc.
3.70% due 4/15/2046	300,000	230,028
5.15% due 7/1/2033	300,000	302,358
Target Corp.
4.50% due 9/15/2032	300,000	294,099

		1,734,947

Semiconductors — 0.2%
Marvell Technology, Inc.
5.95% due 9/15/2033	600,000	622,266

		622,266

Software — 0.8%
Microsoft Corp.
3.30% due 2/6/2027	1,000,000	969,440
Oracle Corp.
5.55% due 2/6/2053	200,000	195,836
6.25% due 11/9/2032	700,000	749,637

		1,914,913

Telecommunications — 1.0%
Cisco Systems, Inc.
5.05% due 2/26/2034	700,000	709,723
5.30% due 2/26/2054	300,000	308,385
Rogers Communications, Inc.
4.55% due 3/15/2052	200,000	168,860
5.30% due 2/15/2034	800,000	793,136

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
T-Mobile USA, Inc.
2.70% due 3/15/2032	$300,000	$252,432
3.00% due 2/15/2041	300,000	221,106

		2,453,642

Transportation — 0.6%
Burlington Northern Santa Fe LLC
5.20% due 4/15/2054	300,000	297,384
Norfolk Southern Corp.
5.35% due 8/1/2054	400,000	395,572
5.55% due 3/15/2034	500,000	520,460
Union Pacific Corp.
3.95% due 9/10/2028	300,000	292,686

		1,506,102

Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35% due 3/30/2029(1)	400,000	400,660
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	800,000	796,456

		1,197,116

Total Corporate Bonds & Notes (Cost $61,558,376)		61,954,240

Non-Agency Mortgage-Backed Securities — 9.7%
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A
3.218% due 4/14/2033(1)	450,000	433,532
BANK
Series 2019-BNK24, Class AS
3.283% due 11/15/2062(2)(3)	1,413,000	1,241,112
Series 2022-BNK43, Class B
5.152% due 8/15/2055(2)(3)	500,000	464,898
BB-UBS Trust
Series 2012-SHOW, Class A
3.43% due 11/5/2036(1)	2,500,000	2,408,034
Benchmark Mortgage Trust
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	855,000	887,455
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	360,000	361,628
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	950,000	1,021,413
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	1,200,000	1,068,336
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5
3.855% due 5/10/2047	386,477	384,796
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,045,256
Commercial Mortgage Trust
Series 2014-CR18, Class AM
4.103% due 7/15/2047	1,550,000	1,540,663
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.12% due 11/25/2041(1)(2)(3)	1,300,000	1,306,575
Series 2021-HQA4, Class M1
6.27% due 12/25/2041(1)(2)(3)	694,586	688,886

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage–Backed Securities — (continued)
Series 2022-DNA1, Class M1A
6.32% due 1/25/2042(1)(2)(3)	$594,639	$594,410
Series 2022-HQA3, Class M1A
7.62% due 8/25/2042(1)(2)(3)	1,265,435	1,290,437
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(1)	1,200,000	1,042,042
Series 2019-LIC, Class B
2.914% due 10/14/2039(1)	680,000	577,981
Morgan Stanley Capital I Trust
Series 2018-H4, Class A
4 4.31% due 12/15/2051	900,000	865,632
Series 2020-L4, Class AS
2.88% due 2/15/2053	750,000	636,730
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.206% due 4/10/2043(1)(2)(3)	580,000	385,290
ONE Park Mortgage Trust
Series 2021-PARK, Class B
6.39% due 3/15/2036(1)(2)(3)	500,000	476,981
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	1,800,000	1,487,431
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877% due 3/26/2046(1)	1,250,000	1,152,806
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058% due 8/17/2036(1)(2)(3)	2,000,000	1,853,986
Series 2021-SAVE, Class A
6.591% due 2/15/2040(1)(2)(3)	744,439	738,572

Total Non-Agency Mortgage-Backed Securities (Cost $25,484,838)		23,954,882

Senior Secured Loans — 3.5%
Advertising — 0.2%
Outfront Media Capital LLC
2019 Term Loan B
7.077% (1 mo. USD Term SOFR + 1.75%) due 11/18/2026(2)	500,000	498,905

		498,905

Airlines — 0.6%
Air Canada
2024 Term Loan B
7.833% (3 mo. USD Term SOFR + 2.50%) due 3/21/2031(2)	410,000	410,258
United Airlines, Inc.
2024 Term Loan B
8.076% (3 mo. USD Term SOFR + 2.75%) due 2/15/2031(2)	375,000	374,940
WestJet Loyalty LP
Term Loan B
9.057% (3 mo. USD Term SOFR + 3.75%) due 2/14/2031(2)	700,000	699,419

		1,484,617

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Commercial Services — 0.1%
Vestis Corp.
Term Loan
7.576% (3 mo. USD Term SOFR + 2.25%) due 2/22/2031(2)	$175,000	$174,781

		174,781

Distribution/Wholesale — 0.2%
Core & Main LP
2024 Incremental Term Loan B
7.564% (3 mo. USD Term SOFR + 2.25%) due 2/9/2031(2)	450,000	448,312

		448,312

Electric — 0.2%
ExGen Renewables IV LLC
2020 Term Loan
8.105% (3 mo. USD Term SOFR + 2.50%) due 12/15/2027(2)	500,000	500,000

		500,000

Entertainment — 0.6%
Caesars Entertainment, Inc.
2024 Term Loan B1
8.041% (3 mo. USD Term SOFR + 2.75%) due 2/6/2031(2)	750,000	750,000
Flutter Financing BV
Term Loan B
7.559% (3 mo. USD Term SOFR + 2.25%) due 11/29/2030(2)	748,125	747,721

		1,497,721

Healthcare-Services — 0.5%
DaVita, Inc.
2020 Term Loan B
0.00% due 8/12/2026(2)(4)	498,683	498,469
ICON Luxembourg SARL
2024 LUX Term Loan B
7.302% (1 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	549,686	550,642
PRA Health Sciences, Inc.
2024 US Term Loan B
7.302% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	136,955	137,193

		1,186,304

Leisure Time — 0.1%
Alterra Mountain Co.
2024 Add-on Term Loan B
0.00% due 5/31/2030(2)(4)	250,000	250,938

		250,938

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Lodging — 0.5%
Fertitta Entertainment LLC
2022 Term Loan B
9.077% (1 mo. USD Term SOFR + 3.75%) due 1/29/2029(2)	$299,237	$299,799
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B
0.00% due 1/17/2031(2)(4)	300,000	300,468
Station Casinos LLC
2024 Term Loan B
0.00% due 3/7/2031(2)(4)	750,000	748,553

		1,348,820

Media — 0.3%
Nexstar Broadcasting, Inc.
2019 Term Loan B4
7.941% (1 mo. USD Term SOFR + 2.50%) due 9/18/2026(2)	750,000	749,790

		749,790

Software — 0.2%
Dun & Bradstreet Corp.
2024 Term Loan B
8.082% (1 mo. USD Term SOFR + 2.75%) due 1/18/2029(2)	500,000	499,765

		499,765

Total Senior Secured Loans (Cost $8,620,888)		8,639,953

U.S. Government Agencies — 1.5%
Federal Home Loan Bank Discount Notes
5.239% due 4/1/2024(5)	3,700,000	3,697,793

Total U.S. Government Agencies (Cost $3,700,000)		3,697,793

U.S. Government Securities — 19.0%
U.S. Treasury Bonds
4.25% due 2/15/2054	12,000,000	11,825,625
4.50% due 2/15/2044	19,000,000	19,136,563
U.S. Treasury Notes
4.25% due 2/28/2029	9,000,000	9,018,281
4.625% due 2/28/2026	7,000,000	6,996,172

Total U.S. Government Securities (Cost $46,673,453)		46,976,641

	Shares	Value

Exchange-Traded Funds — 1.5%
iShares MBS ETF	21,485	1,985,643
Vanguard Mortgage-Backed Securities ETF	39,285	1,791,789

Total Exchange-Traded Funds (Cost $3,564,198)		3,777,432

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Commercial Paper — 0.8%
Bristol-Myers Squibb Co.
5.399% due 4/2/2024(1)	$2,100,000	$2,099,690

Total Commercial Paper (Cost $2,099,690)		2,099,690

Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $325,439, due 4/1/2024(6)	325,381	325,381

Total Repurchase Agreements (Cost $325,381)		325,381

Total Investments — 100.5% (Cost $250,775,629)		249,007,746

Liabilities in excess of other assets — (0.5)%		(1,310,501)

Total Net Assets — 100.0%		$247,697,245

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $74,372,169, representing 30.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$336,000	$331,978

Open futures contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2024	161	Long	$33,184,514	$32,921,984	$(262,530)
U.S. 5-Year Treasury Note	June 2024	262	Long	27,985,901	28,038,094	52,193
U.S. Long Bond	June 2024	19	Long	2,282,939	2,288,313	5,374
U.S. Ultra Bond	June 2024	10	Long	1,280,534	1,290,000	9,466

Total				$64,733,888	$64,538,391	$(195,497)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	June 2024	22	Short	$(2,521,333)	$(2,521,406)	$(73)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$41,211,547	$—	$41,211,547
Asset-Backed Securities	—	56,370,187	—	56,370,187
Corporate Bonds & Notes	—	61,954,240	—	61,954,240
Non-Agency Mortgage-Backed Securities	—	23,954,882	—	23,954,882
Senior Secured Loans	—	8,639,953	—	8,639,953
U.S. Government Agencies	—	3,697,793	—	3,697,793
U.S. Government Securities	—	46,976,641	—	46,976,641
Exchange-Traded Funds	3,777,432	—	—	3,777,432
Commercial Paper	—	2,099,690	—	2,099,690
Repurchase Agreements	—	325,381	—	325,381

Total	$3,777,432	$245,230,314	$—	$249,007,746

Other Financial Instruments
Futures Contracts
Assets	$67,033	$—	$—	$67,033
Liabilities	(262,603)	—	—	(262,603)

Total	$(195,570)	$—	$—	$(195,570)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 46.6%
Fannie Mae ACES
Series 2018-M2, Class A2
2.906% due 1/25/2028(1)(2)	$1,444,770	$1,364,784
Series 2019-M4, Class A2
3.61% due 2/25/2031	7,102,082	6,616,073
Series 2021-M4, Class A2
1.464% due 2/25/2031(1)(2)	1,000,000	813,669
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2037	1,656,022	1,507,727
3.00% due 4/1/2052	2,790,826	2,406,108
3.50% due 11/1/2052	3,095,789	2,774,100
4.00% due 10/1/2052	2,703,728	2,505,796
4.50% due 2/1/2053	1,556,359	1,483,100
5.00% due 12/1/2052	3,691,976	3,606,804
5.50% due 6/1/2053	1,540,450	1,532,646
5.50% due 9/1/2053	1,877,647	1,874,207
6.00% due 8/1/2053	1,536,214	1,552,082
6.00% due 10/1/2053	1,818,429	1,835,094
Federal National Mortgage Association
2.00% due 6/1/2037	1,867,045	1,654,004
2.00% due 9/1/2037	1,788,724	1,584,621
2.50% due 10/1/2037	21,907	19,945
2.50% due 11/1/2037	848,599	772,608
2.50% due 1/1/2052	1,982,640	1,640,485
2.50% due 3/1/2052	1,920,493	1,590,835
2.50% due 4/1/2052	1,879,711	1,558,882
2.50% due 5/1/2052	1,886,850	1,564,802
2.50% due 7/1/2052	7,374,734	6,108,838
3.00% due 11/1/2037	1,060,910	986,778
3.00% due 7/1/2051	1,552,438	1,337,320
3.00% due 3/1/2052	738,974	637,105
3.00% due 4/1/2052	920,215	795,111
3.00% due 11/1/2052	4,300,200	3,705,411
3.50% due 10/1/2052	1,690,401	1,515,010
3.50% due 11/1/2052	3,303,839	2,960,017
4.00% due 10/1/2052	2,039,386	1,890,089
4.50% due 9/1/2052	1,016,610	969,614
4.50% due 2/1/2053	1,550,627	1,477,638
4.50% due 10/1/2053	2,060,869	1,963,115
5.00% due 2/1/2053	1,620,382	1,581,744
6.00% due 9/1/2053	1,461,546	1,475,015
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K048, Class A2
3.284% due 6/25/2025(1)(2)	2,045,000	2,001,582
Series K078, Class A2
3.854% due 6/25/2028	600,000	581,510
Series K082, Class A2
3.92% due 9/25/2028(1)(2)	3,385,000	3,282,894
Series K102, Class A2
2.537% due 10/25/2029	2,000,000	1,799,247
Series K104, Class A2
2.253% due 1/25/2030	1,950,000	1,719,971
Series K123, Class A2
1.621% due 12/25/2030	465,000	385,274
Series K124, Class A2
1.658% due 12/25/2030	4,200,000	3,482,604
Series K730, Class A2
3.59% due 1/25/2025(1)(2)	3,674,674	3,623,351

Total Agency Mortgage–Backed Securities (Cost $87,728,891)		84,537,610

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 3.9%
Barings CLO Ltd.
Series 2020-1A, Class AR
6.726% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(3)	$1,100,000	$1,098,987
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.329% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(3)	600,000	598,800
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.836% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(3)	1,200,000	1,200,078
KKR CLO 38 Ltd.
Series 38A, Class A1
6.634% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(3)	1,250,000	1,244,802
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.881% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(3)	500,000	499,650
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(3)	600,000	603,143
RRX 6 Ltd.
Series 2021-6A, Class A1
6.766% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(3)	1,000,000	998,400
Voya CLO Ltd.
Series 2016-3A, Class A3R
7.31% (3 mo. USD Term SOFR + 2.01%) due 10/18/2031(1)(3)	925,000	921,763

Total Asset-Backed Securities (Cost $7,100,081)		7,165,623

Corporate Bonds & Notes — 3.3%
Commercial Banks — 3.3%
Sumitomo Mitsui Trust Bank Ltd.
5.20% due 3/7/2029(3)	3,000,000	3,023,040
Toronto-Dominion Bank
4.994% due 4/5/2029	3,000,000	3,001,980

Total Corporate Bonds & Notes (Cost $6,019,590)		6,025,020

Non-Agency Mortgage-Backed Securities — 4.1%
BB-UBS Trust
Series 2012-SHOW, Class A
3.43% due 11/5/2036(3)	1,000,000	963,213
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5
3.855% due 5/10/2047	493,994	491,844
Commercial Mortgage Trust
Series 2014-UBS3, Class A4
3.819% due 6/10/2047	1,550,000	1,543,571
Series 2015-CR23, Class A4
3.497% due 5/10/2048	2,500,000	2,440,304

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A
2.835% due 8/10/2038(3)	$600,000	$561,011
ONE Park Mortgage Trust
Series 2021-PARK, Class A
6.14% due 3/15/2036(1)(2)(3)	500,000	487,605
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(3)	600,000	495,811
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
6.591% due 2/15/2040(1)(2)(3)	400,852	397,693

Total Non-Agency Mortgage-Backed Securities (Cost $7,632,969)		7,381,052

U.S. Government Agencies — 4.6%
Federal Home Loan Bank Discount Notes
5.239% due 4/1/2024(4)	8,300,000	8,295,049

Total U.S. Government Agencies (Cost $8,300,000)		8,295,049

U.S. Government Securities — 31.0%
U.S. Treasury Inflation-Indexed Notes
0.125% due 4/15/2027	556,991	525,302
U.S. Treasury Notes
4.00% due 2/15/2034	8,700,000	8,565,422
4.25% due 2/28/2029	24,000,000	24,048,750
4.625% due 2/28/2026	23,000,000	22,987,422

Total U.S. Government Securities (Cost $56,224,318)		56,126,896

	Shares	Value

Exchange-Traded Funds — 6.8%
iShares MBS ETF	66,790	6,172,732
Vanguard Mortgage-Backed Securities ETF	136,050	6,205,240

Total Exchange-Traded Funds (Cost $12,120,495)		12,377,972

	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $356,380, due 4/1/2024(5)	$356,317	356,317

Total Repurchase Agreements (Cost $356,317)		356,317

Total Investments — 100.5% (Cost $185,482,661)		182,265,539

Liabilities in excess of other assets — (0.5)%		(977,839)

Total Net Assets — 100.0%		$181,287,700

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2024.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $13,093,996, representing 7.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Interest rate shown reflects the discount rate at time of purchase.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$367,900	$363,496

Open futures contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2024	98	Long	$20,195,908	$20,039,469	$(156,439)
U.S. Long Bond	June 2024	8	Long	958,589	963,500	4,911
U.S. Ultra 10-Year Treasury Note	June 2024	11	Long	1,255,505	1,260,703	5,198

Total				$22,410,002	$22,263,672	$(146,330)

Legend:

ACES – Alternative Credit Enhancement Securities

CLO – Collateralized Loan Obligation

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$84,537,610	$—	$84,537,610
Asset-Backed Securities	—	7,165,623	—	7,165,623
Corporate Bonds & Notes	—	6,025,020	—	6,025,020
Non-Agency Mortgage-Backed Securities	—	7,381,052	—	7,381,052
U.S. Government Agencies	—	8,295,049	—	8,295,049
U.S. Government Securities	—	56,126,896	—	56,126,896
Exchange-Traded Funds	12,377,972	—	—	12,377,972
Repurchase Agreements	—	356,317	—	356,317

Total	$12,377,972	$169,887,567	$—	$182,265,539

Other Financial Instruments
Futures Contracts
Assets	$10,109	$—	$—	$10,109
Liabilities	(156,439)	—	—	(156,439)

Total	$(146,330)	$—	$—	$(146,330)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 1.0%
Boeing Co.(1)	4,131	$797,242
General Dynamics Corp.	2,145	605,941
Howmet Aerospace, Inc.	7,398	506,245

		1,909,428

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	4,048	601,654

		601,654

Automobile Components — 0.4%
Aptiv PLC(1)	8,203	653,369

		653,369

Automobiles — 0.0%
Rivian Automotive, Inc., Class A(1)	6,255	68,492

		68,492

Banks — 3.3%
First Interstate BancSystem, Inc., Class A	6,616	180,021
JPMorgan Chase & Co.	15,708	3,146,313
M&T Bank Corp.	2,548	370,581
Pacific Premier Bancorp, Inc.	4,844	116,256
PNC Financial Services Group, Inc.	6,926	1,119,242
United Community Banks, Inc.	6,210	163,447
Wells Fargo & Co.	17,566	1,018,125

		6,113,985

Beverages — 1.9%
Coca-Cola Europacific Partners PLC	9,628	673,479
Constellation Brands, Inc., Class A	2,152	584,827
Monster Beverage Corp.(1)	12,828	760,444
PepsiCo, Inc.	8,217	1,438,057

		3,456,807

Biotechnology — 2.1%
AbbVie, Inc.	12,867	2,343,081
Vertex Pharmaceuticals, Inc.(1)	3,531	1,475,993

		3,819,074

Broadline Retail — 4.0%
Amazon.com, Inc.(1)	40,565	7,317,115

		7,317,115

Building Products — 0.8%
AZEK Co., Inc.(1)	7,532	378,257
Johnson Controls International PLC	6,714	438,559
Masco Corp.	7,424	585,605

		1,402,421

Capital Markets — 3.5%
Cboe Global Markets, Inc.	1,068	196,224
Charles Schwab Corp.	9,917	717,396
CME Group, Inc.	2,994	644,578
KKR & Co., Inc.	10,991	1,105,475
Moody’s Corp.	1,959	769,946
Morgan Stanley	9,952	937,080
Morningstar, Inc.	2,677	825,506
Northern Trust Corp.	3,229	287,123
Raymond James Financial, Inc.	4,616	592,787
TPG, Inc.	7,945	355,141

		6,431,256

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — 2.3%
Air Products & Chemicals, Inc.	1,978	$479,210
Corteva, Inc.	8,932	515,108
DuPont de Nemours, Inc.	6,309	483,711
Eastman Chemical Co.	7,252	726,796
International Flavors & Fragrances, Inc.	5,160	443,708
Linde PLC	1,852	859,921
Sherwin-Williams Co.	1,643	570,663
Tronox Holdings PLC	14,454	250,777

		4,329,894

Commercial Services & Supplies — 0.5%
GFL Environmental, Inc.	28,946	998,637

		998,637

Communications Equipment — 0.3%
Motorola Solutions, Inc.	1,644	583,587

		583,587

Construction & Engineering — 0.2%
API Group Corp.(1)	8,621	338,547

		338,547

Construction Materials — 0.6%
Summit Materials, Inc., Class A(1)	17,364	773,914
Vulcan Materials Co.	1,497	408,561

		1,182,475

Consumer Finance — 0.6%
American Express Co.	3,555	809,438
Discover Financial Services	2,190	287,087

		1,096,525

Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp.	4,457	695,560
Target Corp.	8,762	1,552,714

		2,248,274

Containers & Packaging — 0.1%
Crown Holdings, Inc.	2,972	235,561

		235,561

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(1)	1,837	250,218

		250,218

Diversified REITs — 0.3%
Broadstone Net Lease, Inc.	19,519	305,863
WP Carey, Inc.	5,906	333,334

		639,197

Electric Utilities — 1.8%
Constellation Energy Corp.	2,550	471,367
Duke Energy Corp.	4,678	452,409
Exelon Corp.	7,651	287,448
NextEra Energy, Inc.	10,981	701,796
PG&E Corp.	49,943	837,045
Southern Co.	2,666	191,259
Xcel Energy, Inc.	5,560	298,850

		3,240,174

Electrical Equipment — 1.9%
AMETEK, Inc.	4,576	836,950
Eaton Corp. PLC	5,503	1,720,678
Emerson Electric Co.	4,482	508,349
nVent Electric PLC	5,208	392,683

		3,458,660

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	6,993	$806,643
TE Connectivity Ltd.	2,543	369,345
Zebra Technologies Corp., Class A(1)	1,165	351,178

		1,527,166

Energy Equipment & Services — 0.4%
Schlumberger NV	8,859	485,562
TechnipFMC PLC	13,972	350,837

		836,399

Entertainment — 1.7%
Electronic Arts, Inc.	4,290	569,154
Spotify Technology SA(1)	2,797	738,128
Take-Two Interactive Software, Inc.(1)	2,589	384,441
Vivid Seats, Inc., Class A(1)	22,298	133,565
Walt Disney Co.	11,289	1,381,322

		3,206,610

Financial Services — 3.1%
Block, Inc.(1)	4,264	360,649
Corebridge Financial, Inc.	16,810	482,951
Fidelity National Information Services, Inc.	4,868	361,108
Fiserv, Inc.(1)	3,610	576,950
Flywire Corp.(1)	9,122	226,317
Visa, Inc., Class A	11,489	3,206,350
Voya Financial, Inc.	5,719	422,749

		5,637,074

Food Products — 0.6%
Mondelez International, Inc., Class A	14,727	1,030,890

		1,030,890

Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	8,268	629,443

		629,443

Ground Transportation — 1.3%
Canadian Pacific Kansas City Ltd.	13,367	1,178,568
JB Hunt Transport Services, Inc.	3,259	649,356
Saia, Inc.(1)	874	511,290

		2,339,214

Health Care Equipment & Supplies — 3.5%
Becton Dickinson & Co.	6,074	1,503,011
Boston Scientific Corp.(1)	24,515	1,679,032
Envista Holdings Corp.(1)	10,079	215,489
Masimo Corp.(1)	2,934	430,858
Medtronic PLC	18,835	1,641,470
QuidelOrtho Corp.(1)	5,216	250,055
STERIS PLC	3,436	772,482

		6,492,397

Health Care Providers & Services — 2.4%
Cigna Group	6,899	2,505,648
Encompass Health Corp.	7,786	642,968
McKesson Corp.	2,343	1,257,839

		4,406,455

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	3,112	$721,019

		721,019

Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	393	1,425,757
DraftKings, Inc., Class A(1)	5,087	231,001
International Game Technology PLC	6,970	157,452
Las Vegas Sands Corp.	3,717	192,169
Marriott International, Inc., Class A	3,128	789,226
Starbucks Corp.	18,262	1,668,964
Wingstop, Inc.	1,291	473,022

		4,937,591

Household Products — 0.8%
Colgate-Palmolive Co.	7,905	711,846
Procter & Gamble Co.	4,349	705,625

		1,417,471

Industrial Conglomerates — 0.5%
Honeywell International, Inc.	4,200	862,050

		862,050

Industrial REITs — 0.1%
Prologis, Inc.	1,343	174,886

		174,886

Insurance — 3.4%
American International Group, Inc.	8,093	632,630
Aon PLC, Class A	4,565	1,523,432
Arthur J Gallagher & Co.	4,280	1,070,171
Assurant, Inc.	1,741	327,726
Chubb Ltd.	5,357	1,388,159
Hanover Insurance Group, Inc.	1,705	232,170
MetLife, Inc.	5,312	393,672
Willis Towers Watson PLC	2,321	638,275

		6,206,235

Interactive Media & Services — 6.0%
Alphabet, Inc., Class A(1)	42,401	6,399,583
Meta Platforms, Inc., Class A	9,440	4,583,875

		10,983,458

IT Services — 0.5%
Accenture PLC, Class A	954	330,666
Gartner, Inc.(1)	1,397	665,908

		996,574

Leisure Products — 0.1%
Hasbro, Inc.	3,733	210,989

		210,989

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	4,597	668,909
ICON PLC(1)	2,242	753,200
Maravai LifeSciences Holdings, Inc., Class A(1)	26,183	227,007

		1,649,116

Machinery — 1.2%
AGCO Corp.	4,670	574,503
Flowserve Corp.	2,994	136,766
Ingersoll Rand, Inc.	1,226	116,409
Nordson Corp.	1,396	383,258
Pentair PLC	4,133	353,123
Westinghouse Air Brake Technologies Corp.	4,845	705,820

		2,269,879

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.9%
Altice USA, Inc., Class A(1)	42,729	$111,523
Cable One, Inc.	1,280	541,606
Comcast Corp., Class A	14,657	635,381
Omnicom Group, Inc.	3,282	317,566

		1,606,076

Multi-Utilities — 0.1%
Dominion Energy, Inc.	2,806	138,027

		138,027

Office REITs — 0.1%
Douglas Emmett, Inc.	16,537	229,368

		229,368

Oil, Gas & Consumable Fuels — 4.1%
Cheniere Energy, Inc.	2,208	356,106
Chesapeake Energy Corp.	4,104	364,558
ConocoPhillips	12,131	1,544,034
Diamondback Energy, Inc.	3,026	599,662
Exxon Mobil Corp.	26,181	3,043,279
Permian Resources Corp.	19,234	339,672
Phillips 66	3,175	518,605
Targa Resources Corp.	3,348	374,943
Valero Energy Corp.	2,495	425,872

		7,566,731

Personal Care Products — 0.6%
e.l.f. Beauty, Inc.(1)	1,255	246,018
Kenvue, Inc.	36,353	780,135

		1,026,153

Pharmaceuticals — 3.9%
Eli Lilly & Co.	3,745	2,913,460
Johnson & Johnson	14,106	2,231,428
Pfizer, Inc.	50,707	1,407,120
Zoetis, Inc.	3,639	615,755

		7,167,763

Professional Services — 4.4%
Dun & Bradstreet Holdings, Inc.	176,255	1,769,600
Insperity, Inc.	11,482	1,258,542
Jacobs Solutions, Inc.	4,732	727,451
Leidos Holdings, Inc.	8,261	1,082,935
TransUnion	18,434	1,471,033
TriNet Group, Inc.	8,937	1,184,063
Verisk Analytics, Inc.	2,373	559,387
WNS Holdings Ltd.(1)	2,498	126,224

		8,179,235

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.(1)	1,221	238,205

		238,205

Residential REITs — 0.2%
Sun Communities, Inc.	3,561	457,873

		457,873

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Retail REITs — 0.4%
Federal Realty Investment Trust	7,491	$764,981

		764,981

Semiconductors & Semiconductor Equipment — 7.8%
Analog Devices, Inc.	6,622	1,309,765
Applied Materials, Inc.	7,723	1,592,714
Lam Research Corp.	1,968	1,912,050
Marvell Technology, Inc.	26,296	1,863,861
Monolithic Power Systems, Inc.	871	590,033
NVIDIA Corp.	6,824	6,165,893
NXP Semiconductors NV	4,139	1,025,520

		14,459,836

Software — 12.2%
Autodesk, Inc.(1)	1,742	453,652
Cadence Design Systems, Inc.(1)	7,050	2,194,524
Check Point Software Technologies Ltd.(1)	1,675	274,717
Datadog, Inc., Class A(1)	2,638	326,057
Guidewire Software, Inc.(1)	4,547	530,680
HubSpot, Inc.(1)	729	456,762
Microsoft Corp.	32,618	13,723,045
Rapid7, Inc.(1)	9,203	451,315
Salesforce, Inc.	7,167	2,158,557
ServiceNow, Inc.(1)	1,749	1,333,438
Tyler Technologies, Inc.(1)	1,255	533,387

		22,436,134

Specialized REITs — 0.5%
Extra Space Storage, Inc.	2,401	352,947
SBA Communications Corp.	2,464	533,949

		886,896

Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	1,610	373,826
Home Depot, Inc.	6,449	2,473,836
Ross Stores, Inc.	5,225	766,821

		3,614,483

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	35,123	6,022,892

		6,022,892

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	6,744	633,801
PVH Corp.	1,656	232,850
VF Corp.	10,181	156,177

		1,022,828

Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	6,719	1,096,675

		1,096,675

Total Common Stocks (Cost $143,538,934)		183,824,422

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $532,421, due 4/1/2024(2)	$532,326	$532,326

Total Repurchase Agreements (Cost $532,326)		532,326

Total Investments — 100.0% (Cost $144,071,260)		184,356,748

Assets in excess of other liabilities — 0.0%		50,699

Total Net Assets — 100.0%		$184,407,447

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$549,600	$543,021

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$183,824,422	$—	$—	$183,824,422
Repurchase Agreements	—	532,326	—	532,326

Total	$183,824,422	$532,326	$—	$184,356,748

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 65.8%
Aerospace & Defense — 1.0%
Boeing Co.(1)	2,832	$546,548
General Dynamics Corp.	4,842	1,367,816
RTX Corp.	4,726	460,927

		2,375,291

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	5,357	407,882

		407,882

Automobile Components — 0.1%
Goodyear Tire & Rubber Co.(1)	21,006	288,412

		288,412

Banks — 1.9%
JPMorgan Chase & Co.	10,846	2,172,454
Wells Fargo & Co.	38,023	2,203,813

		4,376,267

Beverages — 1.3%
Constellation Brands, Inc., Class A	4,283	1,163,948
Monster Beverage Corp.(1)	31,040	1,840,051

		3,003,999

Biotechnology — 1.5%
AbbVie, Inc.	8,105	1,475,920
Alnylam Pharmaceuticals, Inc.(1)	452	67,551
Amgen, Inc.	408	116,003
Apellis Pharmaceuticals, Inc.(1)	1,031	60,602
Ascendis Pharma AS, ADR(1)	450	68,027
Biogen, Inc.(1)	627	135,200
Bridgebio Pharma, Inc.(1)	892	27,581
Celldex Therapeutics, Inc.(1)	1,726	72,440
Crinetics Pharmaceuticals, Inc.(1)	1,103	51,631
Immunocore Holdings PLC, ADR(1)	1,043	67,795
Moderna, Inc.(1)	650	69,264
Regeneron Pharmaceuticals, Inc.(1)	491	472,583
REVOLUTION Medicines, Inc.(1)	2,187	70,487
Rocket Pharmaceuticals, Inc.(1)	1,562	42,080
Sarepta Therapeutics, Inc.(1)	457	59,163
Syndax Pharmaceuticals, Inc.(1)	1,657	39,437
Ultragenyx Pharmaceutical, Inc.(1)	992	46,316
United Therapeutics Corp.(1)	183	42,039
Vaxcyte, Inc.(1)	848	57,927
Vertex Pharmaceuticals, Inc.(1)	1,097	458,557

		3,500,603

Broadline Retail — 3.7%
Amazon.com, Inc.(1)	47,220	8,517,544

		8,517,544

Building Products — 0.6%
AZEK Co., Inc.(1)	6,505	326,681
Builders FirstSource, Inc.(1)	3,559	742,229
Johnson Controls International PLC	933	60,944
Trane Technologies PLC	592	177,718

		1,307,572

Capital Markets — 1.8%
Ares Management Corp., Class A	10,601	1,409,721
KKR & Co., Inc.	8,091	813,793
Northern Trust Corp.	10,122	900,048
S&P Global, Inc.	2,357	1,002,786

		4,126,348

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — 1.6%
Arcadium Lithium PLC(1)	15,817	$68,171
Cabot Corp.	7,156	659,783
Celanese Corp.	2,960	508,706
FMC Corp.	6,322	402,711
Ingevity Corp.(1)	3,324	158,555
Linde PLC	2,797	1,298,703
PPG Industries, Inc.	3,810	552,069

		3,648,698

Commercial Services & Supplies — 0.5%
Clean Harbors, Inc.(1)	3,890	783,096
Waste Connections, Inc.	2,521	433,637

		1,216,733

Construction & Engineering — 0.0%
Fluor Corp.(1)	2,552	107,899

		107,899

Consumer Finance — 0.5%
American Express Co.	5,032	1,145,736

		1,145,736

Consumer Staples Distribution & Retail — 0.7%
Performance Food Group Co.(1)	20,619	1,539,002

		1,539,002

Containers & Packaging — 0.1%
Ball Corp.	3,000	202,080

		202,080

Electric Utilities — 1.3%
Constellation Energy Corp.	1,539	284,484
Edison International	9,660	683,252
Exelon Corp.	11,305	424,729
NextEra Energy, Inc.	8,944	571,611
PG&E Corp.	53,466	896,090

		2,860,166

Energy Equipment & Services — 0.3%
Schlumberger NV	10,791	591,455

		591,455

Entertainment — 0.8%
Netflix, Inc.(1)	1,929	1,171,540
Spotify Technology SA(1)	2,297	606,178

		1,777,718

Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(1)	5,543	2,330,942
Block, Inc.(1)	13,558	1,146,736
Corpay, Inc.(1)	1,662	512,793
Global Payments, Inc.	5,145	687,681
PayPal Holdings, Inc.(1)	5,416	362,818
Visa, Inc., Class A	3,396	947,756
WEX, Inc.(1)	4,201	997,863

		6,986,589

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Gas Utilities — 0.2%
Atmos Energy Corp.	4,430	$526,594

		526,594

Ground Transportation — 0.9%
Knight-Swift Transportation Holdings, Inc.	7,190	395,594
Ryder System, Inc.	3,082	370,425
Uber Technologies, Inc.(1)	16,485	1,269,180

		2,035,199

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,748	198,678
Boston Scientific Corp.(1)	14,596	999,680
Dexcom, Inc.(1)	4,286	594,468
Edwards Lifesciences Corp.(1)	7,199	687,936
Intuitive Surgical, Inc.(1)	1,357	541,565
Stryker Corp.	1,739	622,336

		3,644,663

Health Care Providers & Services — 2.2%
agilon health, Inc.(1)	53,107	323,953
Cencora, Inc.	4,335	1,053,362
Centene Corp.(1)	7,455	585,068
Elevance Health, Inc.	1,528	792,329
HCA Healthcare, Inc.	2,566	855,838
Humana, Inc.	648	224,675
Molina Healthcare, Inc.(1)	801	329,075
UnitedHealth Group, Inc.	1,789	885,018

		5,049,318

Health Care REITs — 0.3%
Welltower, Inc.	7,206	673,329

		673,329

Hotel & Resort REITs — 0.2%
Ryman Hospitality Properties, Inc.	4,701	543,483

		543,483

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc.(1)	644	1,871,960
DoorDash, Inc., Class A(1)	8,547	1,177,093
Hyatt Hotels Corp., Class A	4,804	766,814

		3,815,867

Household Durables — 0.7%
Lennar Corp., Class A	4,866	836,855
Meritage Homes Corp.	675	118,435
Skyline Champion Corp.(1)	6,157	523,407

		1,478,697

Insurance — 2.3%
American International Group, Inc.	12,456	973,685
Arch Capital Group Ltd.(1)	7,903	730,553
Assured Guaranty Ltd.	4,339	378,578
Everest Group Ltd.	2,814	1,118,565
Marsh & McLennan Cos., Inc.	1,793	369,322
Progressive Corp.	4,240	876,917
SiriusPoint Ltd.(1)	29,329	372,772
Trupanion, Inc.(1)	13,902	383,834

		5,204,226

Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(1)	45,388	6,850,411
Meta Platforms, Inc., Class A	4,676	2,270,572

		9,120,983

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 0.3%
Squarespace, Inc., Class A(1)	17,533	$638,902

		638,902

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	3,845	559,486
Danaher Corp.	4,744	1,184,671
ICON PLC(1)	1,684	565,740
Illumina, Inc.(1)	2,175	298,671
Thermo Fisher Scientific, Inc.	237	137,747

		2,746,315

Machinery — 0.9%
Atmus Filtration Technologies, Inc.(1)	6,602	212,914
Flowserve Corp.	4,467	204,053
Fortive Corp.	7,876	677,494
Helios Technologies, Inc.	3,100	138,539
Ingersoll Rand, Inc.	2,530	240,223
Middleby Corp.(1)	3,551	570,965

		2,044,188

Media — 0.4%
New York Times Co., Class A	7,369	318,488
Omnicom Group, Inc.	6,119	592,075

		910,563

Oil, Gas & Consumable Fuels — 2.8%
EQT Corp.	7,606	281,954
Exxon Mobil Corp.	26,736	3,107,793
Marathon Petroleum Corp.	4,661	939,192
Shell PLC, ADR	23,981	1,607,686
Targa Resources Corp.	4,618	517,170

		6,453,795

Passenger Airlines — 0.4%
Delta Air Lines, Inc.	17,201	823,412

		823,412

Personal Care Products — 0.5%
Haleon PLC, ADR	133,124	1,130,223

		1,130,223

Pharmaceuticals — 2.8%
AstraZeneca PLC, ADR	10,622	719,640
Eli Lilly & Co.	3,411	2,653,622
GSK PLC, ADR	8,974	384,715
Longboard Pharmaceuticals, Inc.(1)	3,900	84,240
Merck & Co., Inc.	13,717	1,809,958
Novartis AG, ADR	2,730	264,073
Structure Therapeutics, Inc., ADR(1)	1,022	43,803
Zoetis, Inc.	2,760	467,020

		6,427,071

Professional Services — 0.5%
Dayforce, Inc.(1)	7,796	516,173
Science Applications International Corp.	5,261	685,982

		1,202,155

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(1)	2,442	$235,897

		235,897

Retail REITs — 0.2%
Simon Property Group, Inc.	3,416	534,570

		534,570

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(1)	14,740	2,660,423
First Solar, Inc.(1)	1,439	242,903
KLA Corp.	1,584	1,106,535
Marvell Technology, Inc.	9,453	670,029
Micron Technology, Inc.	13,261	1,563,339
NVIDIA Corp.	5,869	5,302,994
Texas Instruments, Inc.	8,607	1,499,425

		13,045,648

Software — 9.6%
Adobe, Inc.(1)	5,339	2,694,059
Atlassian Corp., Class A(1)	4,461	870,386
HubSpot, Inc.(1)	1,763	1,104,625
Intuit, Inc.	3,257	2,117,050
Microsoft Corp.	28,436	11,963,594
ServiceNow, Inc.(1)	2,552	1,945,645
Synopsys, Inc.(1)	1,973	1,127,570

		21,822,929

Specialized REITs — 0.3%
Equinix, Inc.	700	577,731

		577,731

Specialty Retail — 1.4%
AutoZone, Inc.(1)	349	1,099,926
TJX Cos., Inc.	19,554	1,983,166

		3,083,092

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	27,756	4,759,599

		4,759,599

Tobacco — 0.8%
Philip Morris International, Inc.	18,655	1,709,171

		1,709,171

Trading Companies & Distributors — 0.1%
AerCap Holdings NV(1)	3,438	298,797

		298,797

Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	8,200	1,338,404

		1,338,404

Total Common Stocks (Cost $118,021,590)		149,854,815

	Principal Amount	Value

Agency Mortgage–Backed Securities — 9.1%
Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$1,321,033	1,057,476
2.00% due 4/1/2052	1,258,714	1,010,127
2.50% due 7/1/2041	364,527	317,230

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
2.50% due 2/1/2042	$540,085	$471,614
2.50% due 7/1/2051	1,208,557	1,013,759
2.50% due 10/1/2051	421,740	350,150
2.50% due 11/1/2051	393,497	327,402
3.00% due 10/1/2049	308,034	268,940
3.00% due 10/1/2051	104,154	90,714
4.00% due 4/1/2047	9,236	8,752
4.00% due 11/1/2048	120,369	113,588
4.00% due 5/1/2049	15,922	15,072
4.00% due 7/1/2049	18,740	17,800
4.00% due 4/1/2052	340,078	315,877
4.50% due 1/1/2038	115,822	114,105
4.50% due 5/1/2038	24,203	23,832
4.50% due 11/1/2048	23,723	22,945
4.50% due 8/1/2049	56,409	54,721
4.50% due 8/1/2052	56,318	53,746
4.50% due 9/1/2052	59,198	56,478
4.50% due 10/1/2052	86,873	82,929
5.00% due 11/1/2043	126,515	125,347
5.00% due 10/1/2052	240,052	234,700
5.00% due 1/1/2053	125,958	123,052
5.00% due 6/1/2053	306,884	299,554
5.00% due 11/1/2053	81,190	79,251
5.50% due 9/1/2052	245,629	245,796
5.50% due 1/1/2053	582,801	580,814
5.50% due 2/1/2053	25,218	25,118
5.50% due 3/1/2053	37,055	36,867
5.50% due 5/1/2053	483,778	481,318
5.50% due 9/1/2053	109,962	110,088
5.50% due 11/1/2053	168,222	167,366
6.00% due 8/1/2053	145,292	146,624
6.50% due 11/1/2053	410,413	419,696
Federal National Mortgage Association
2.00% due 12/1/2050	1,191,890	950,587
2.50% due 2/1/2041	63,023	55,160
2.50% due 5/1/2051	573,462	479,957
3.00% due 6/1/2043	229,366	204,871
3.00% due 6/1/2051	240,383	210,204
3.00% due 10/1/2051	736,680	637,096
3.50% due 6/1/2037	66,633	63,293
3.50% due 8/1/2043	229,237	211,355
3.50% due 7/1/2051	506,689	459,098
3.50% due 4/1/2052	369,074	331,734
4.00% due 1/1/2038	254,288	246,404
4.00% due 3/1/2046	9,090	8,613
4.00% due 1/1/2049	11,728	11,113
4.00% due 8/1/2049	8,100	7,675
4.00% due 8/1/2051	10,730	10,192
4.00% due 8/1/2052	131,849	122,197
4.00% due 10/1/2052	131,486	122,148
4.50% due 4/1/2038	443,566	436,768
4.50% due 7/1/2048	80,927	78,641
4.50% due 11/1/2048	34,641	33,635
4.50% due 10/1/2050	17,463	16,890
4.50% due 8/1/2052	15,794	15,092
4.50% due 9/1/2052	237,404	227,486
4.50% due 11/1/2052	81,001	78,060
4.50% due 1/1/2053	144,996	138,477
5.00% due 8/1/2052	667,484	653,370
5.00% due 9/1/2052	38,591	37,791
5.00% due 10/1/2052	25,713	25,188
5.00% due 11/1/2053	391,926	382,566
5.50% due 1/1/2053	154,460	153,890
5.50% due 8/1/2053	36,690	36,544
6.00% due 9/1/2053	1,132,582	1,144,328

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-150, Class A2
3.71% due 9/25/2032(2)(3)	$78,000	$72,697
Series K-156, Class A2
4.43% due 2/25/2033(2)(3)	165,000	161,753
Government National Mortgage Association
2.00% due 12/20/2050	415,162	341,038
2.00% due 1/20/2051	113,395	93,124
2.00% due 2/20/2051	99,884	82,050
2.50% due 5/20/2051	518,646	442,777
2.50% due 8/20/2051	520,738	444,274
3.00% due 1/20/2051	486,539	431,633
3.00% due 5/20/2051	492,746	436,131
3.50% due 1/20/2052	444,174	404,789
3.50% due 2/20/2052	440,700	401,587
4.00% due 4/20/2052	84,079	78,817
4.00% due 5/20/2052	240,262	225,302
4.00% due 8/20/2052	354,866	332,257
4.50% due 8/20/2048	174,257	169,565
Uniform Mortgage-Backed Security
5.00% due 4/1/2054(4)	59,000	57,624

Total Agency Mortgage-Backed Securities (Cost $21,225,934)		20,628,689

Asset-Backed Securities — 1.3%
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53% due 3/15/2061(5)	183,777	165,693
Series 2022-1A, Class A1
5.97% due 8/15/2062(5)	97,713	95,529
Enterprise Fleet Financing LLC
Series 2023-3, Class A2
6.40% due 3/20/2030(5)	245,000	248,705
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A
5.19% due 3/16/2026	43,913	43,846
Series 2023-2, Class A3
4.47% due 2/16/2028	105,000	103,852
GM Financial Revolving Receivables Trust
Series 2023-2, Class A
5.77% due 8/11/2036(5)	174,000	179,884
Series 2024-1, Class A
4.98% due 12/11/2036(5)	230,000	230,828
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28% due 1/18/2028(5)	155,000	155,324
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51% due 10/15/2071(5)	187,156	187,944
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1
1.91% due 10/20/2061(5)	335,000	293,621
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00% due 9/15/2048(5)	346,000	334,133
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A
5.89% due 3/22/2027(5)	57,579	57,669
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165% due 10/15/2046(5)	175,000	159,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Volkswagen Auto Lease Trust
Series 2024-A, Class A3
5.21% due 6/21/2027	$190,000	$190,241
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A
5.80% due 4/18/2038(5)	375,000	374,940
Series 2023-2A, Class A
6.46% due 8/18/2038(5)	165,000	167,406

Total Asset-Backed Securities (Cost $2,988,764)		2,988,615

Corporate Bonds & Notes — 8.7%
Aerospace & Defense — 0.3%
HEICO Corp.
5.25% due 8/1/2028	238,000	239,276
5.35% due 8/1/2033	309,000	310,248

		549,524

Agriculture — 0.4%
Archer-Daniels-Midland Co.
2.90% due 3/1/2032	185,000	159,711
4.50% due 8/15/2033	143,000	138,401
Philip Morris International, Inc.
5.125% due 2/13/2031	135,000	134,201
5.25% due 2/13/2034	455,000	451,173

		883,486

Airlines — 0.0%
United Airlines Pass-Through Trust
Series 2016-1, Class AA
3.10% due 7/7/2028	39,421	36,124

		36,124

Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC
5.15% due 1/16/2026(5)	150,000	149,541

		149,541

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.60% due 4/15/2048	34,000	30,986
Keurig Dr Pepper, Inc.
5.05% due 3/15/2029	215,000	215,993

		246,979

Commercial Banks — 2.1%
Bank of America Corp.
1.734% (1.734% fixed rate until 7/22/2026; SOFR + 0.96% thereafter) due 7/22/2027(3)	256,000	236,140
5.819% (5.819% fixed rate until 9/15/2028; SOFR + 1.57% thereafter) due 9/15/2029(3)	148,000	151,792
Bank of America NA
5.526% due 8/18/2026	295,000	298,038

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Bank of New York Mellon Corp.
Series J
4.967% (4.967% fixed rate until 4/26/2033; SOFR + 1.61% thereafter) due 4/26/2034(3)	$214,000	$210,092
BNP Paribas SA
5.894% (5.894% fixed rate until 12/5/2033; SOFR + 1.87% thereafter) due 12/5/2034(3)(5)	230,000	240,582
BPCE SA
6.714% (6.714% fixed rate until 10/19/2028; SOFR + 2.27% thereafter) due 10/19/2029(3)(5)	325,000	339,901
Citizens Financial Group, Inc.
5.841% (5.841% fixed rate until 1/23/2029; SOFR + 2.01% thereafter) due 1/23/2030(3)	60,000	59,896
Commonwealth Bank of Australia
5.071% due 9/14/2028(5)	250,000	252,172
Credit Agricole SA
6.316% (6.316% fixed rate until 10/3/2028; SOFR + 1.86% thereafter) due 10/3/2029(3)(5)	500,000	518,455
Credit Suisse AG
7.50% due 2/15/2028	500,000	539,625
Danske Bank AS
1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT rate + 1.35% thereafter) due 9/11/2026(3)(5)	256,000	241,088
5.705% (5.705% fixed rate until 3/1/2029; 1 yr. CMT rate + 1.40% thereafter) due 3/1/2030(3)(5)	200,000	201,478
ING Groep NV
5.335% (5.335% fixed rate until 3/19/2029; SOFR + 1.44% thereafter) due 3/19/2030(3)	200,000	199,628
JPMorgan Chase & Co.
4.912% (4.912% fixed rate until 7/25/2032; SOFR + 2.08% thereafter) due 7/25/2033(3)	107,000	104,714
Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2031; SOFR + 1.02% thereafter) due 4/28/2032(3)	123,000	98,662
4.35% due 9/8/2026	268,000	262,187
5.466% (5.466% fixed rate until 1/18/2034; SOFR + 1.73% thereafter) due 1/18/2035(3)	105,000	105,991

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
UBS Group AG
6.301% (6.301% fixed rate until 9/22/2023; 1 yr. CMT rate + 2.00% thereafter) due 9/22/2034(3)(5)	$200,000	$209,464
Wells Fargo & Co.
3.00% due 2/19/2025	88,000	86,112
4.897% (4.897% fixed rate until 7/25/2032; SOFR + 2.10% thereafter) due 7/25/2033(3)	229,000	220,571
6.303% (6.303% fixed rate until 10/23/2028; SOFR + 1.79% thereafter) due 10/23/2029(3)	220,000	229,172

		4,805,760

Commercial Services — 0.3%
Ashtead Capital, Inc.
2.45% due 8/12/2031(5)	400,000	325,468
5.80% due 4/15/2034(5)	200,000	200,372
Element Fleet Management Corp.
5.643% due 3/13/2027(5)	95,000	95,361
ERAC USA Finance LLC
5.20% due 10/30/2034(5)	120,000	119,679

		740,880

Diversified Financial Services — 0.2%
American Express Co.
5.043% (5.043% fixed rate until 5/1/2033; SOFR + 1.84% thereafter) due 5/1/2034(3)	225,000	222,586
6.489% (6.489% fixed rate until 10/30/2028; SOFR + 1.94% thereafter) due 10/30/2031(3)	25,000	26,805
Capital One Financial Corp.
5.70% (5.70% fixed rate until 2/1/2029; SOFR + 1.91% thereafter) due 2/1/2030(3)	50,000	50,420
6.312% (6.312% fixed rate until 6/8/2028; SOFR + 2.64% thereafter) due 6/8/2029(3)	125,000	128,520
7.149% (7.149% fixed rate until 10/29/2026; SOFR + 2.44% thereafter) due 10/29/2027(3)	70,000	72,907

		501,238

Electric — 0.7%
Alabama Power Co.
Series 20-A
1.45% due 9/15/2030	18,000	14,568
Dominion Energy, Inc.
3.375% due 4/1/2030	39,000	35,481
Emera U.S. Finance LP
2.639% due 6/15/2031	135,000	110,349
FirstEnergy Pennsylvania Electric Co.
3.60% due 6/1/2029(5)	34,000	31,618

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
5.15% due 3/30/2026(5)	$5,000	$4,957
5.20% due 4/1/2028(5)	10,000	10,017
Georgia Power Co.
4.70% due 5/15/2032	299,000	292,159
4.75% due 9/1/2040	38,000	35,045
NextEra Energy Capital Holdings, Inc.
5.749% due 9/1/2025	85,000	85,364
Pacific Gas & Electric Co.
4.50% due 7/1/2040	487,025	415,725
Public Service Enterprise Group, Inc.
5.20% due 4/1/2029	135,000	135,181
5.45% due 4/1/2034	75,000	75,274
Southern California Edison Co.
3.70% due 8/1/2025	26,000	25,434
4.00% due 4/1/2047	29,000	22,984
4.65% due 10/1/2043	12,000	10,626
5.875% due 12/1/2053	115,000	118,997
Texas Electric Market Stabilization Funding LLC
Series A-1
4.265% due 8/1/2034(5)	194,689	188,640

		1,612,419

Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.054% due 3/15/2029	184,000	172,235

		172,235

Food — 0.1%
Tyson Foods, Inc.
5.70% due 3/15/2034	302,000	305,799

		305,799

Gas — 0.1%
Boston Gas Co.
3.15% due 8/1/2027(5)	35,000	32,460
KeySpan Gas East Corp.
2.742% due 8/15/2026(5)	162,000	151,162
Southern Co. Gas Capital Corp.
5.75% due 9/15/2033	105,000	108,987

		292,609

Healthcare-Products — 0.2%
Alcon Finance Corp.
5.375% due 12/6/2032(5)	200,000	201,960
Smith & Nephew PLC
5.40% due 3/20/2034	215,000	214,353

		416,313

Healthcare-Services — 0.3%
HCA, Inc.
5.45% due 4/1/2031	60,000	60,356
Humana, Inc.
5.375% due 4/15/2031	90,000	90,135
5.50% due 3/15/2053	110,000	107,105
5.875% due 3/1/2033	125,000	129,022
Providence St. Joseph Health Obligated Group
5.403% due 10/1/2033	285,000	289,070
Sutter Health
Series 20A
2.294% due 8/15/2030	25,000	21,415

		697,103

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — 0.4%
Athene Global Funding
2.50% due 3/24/2028(5)	$382,000	$340,545
5.583% due 1/9/2029(5)	175,000	176,208
Corebridge Financial, Inc.
6.05% due 9/15/2033(5)	60,000	61,874
Corebridge Global Funding
5.90% due 9/19/2028(5)	35,000	35,899
Equitable Financial Life Global Funding
1.40% due 8/27/2027(5)	162,000	141,374
GA Global Funding Trust
5.50% due 1/8/2029(5)	180,000	180,844

		936,744

Machinery-Diversified — 0.2%
AGCO Corp.
5.80% due 3/21/2034	105,000	106,422
Westinghouse Air Brake Technologies Corp.
5.611% due 3/11/2034	380,000	384,894

		491,316

Mining — 0.4%
Glencore Funding LLC
5.371% due 4/4/2029(5)	110,000	110,191
5.70% due 5/8/2033(5)	45,000	45,790
5.893% due 4/4/2054(5)	60,000	60,949
6.375% due 10/6/2030(5)	470,000	496,005
6.50% due 10/6/2033(5)	104,000	111,065

		824,000

Oil & Gas — 0.2%
Equinor ASA
3.00% due 4/6/2027	359,000	340,648

		340,648

Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95% due 3/15/2031	145,000	146,060
5.35% due 3/15/2044	10,000	10,204
5.40% due 3/15/2054	40,000	41,166

		197,430

Pipelines — 0.5%
Cheniere Energy Partners LP
4.00% due 3/1/2031	428,000	388,945
Columbia Pipelines Holding Co. LLC
5.681% due 1/15/2034(5)	40,000	39,775
Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(5)	45,000	46,167
6.497% due 8/15/2043(5)	89,000	95,324
Eastern Gas Transmission & Storage, Inc.
3.60% due 12/15/2024	24,000	23,635
Energy Transfer LP
4.95% due 6/15/2028	12,000	11,896

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Galaxy Pipeline Assets Bidco Ltd.
2.625% due 3/31/2036(5)	$245,000	$199,518
Gray Oak Pipeline LLC
2.60% due 10/15/2025(5)	85,000	81,053
3.45% due 10/15/2027(5)	15,000	14,083
Targa Resources Corp.
6.15% due 3/1/2029	105,000	109,433

		1,009,829

Real Estate Investment Trusts — 1.0%
American Tower Trust I
5.49% due 3/15/2028(5)	315,000	318,065
Extra Space Storage LP
5.50% due 7/1/2030	60,000	60,740
5.90% due 1/15/2031	120,000	124,274
GLP Capital LP/GLP Financing II, Inc.
6.75% due 12/1/2033	250,000	263,210
Kite Realty Group LP
5.50% due 3/1/2034	440,000	437,343
LXP Industrial Trust
6.75% due 11/15/2028	185,000	192,815
Prologis Targeted U.S. Logistics Fund LP
5.25% due 4/1/2029(5)	55,000	54,924
Realty Income Corp.
5.125% due 2/15/2034	350,000	343,469
VICI Properties LP
6.125% due 4/1/2054	178,000	176,528
VICI Properties LP/VICI Note Co., Inc.
5.75% due 2/1/2027(5)	325,000	324,665
WEA Finance LLC
2.875% due 1/15/2027(5)	20,000	18,322
3.50% due 6/15/2029(5)	45,000	39,715

		2,354,070

Semiconductors — 0.2%
Broadcom, Inc.
3.469% due 4/15/2034(5)	317,000	272,027
Intel Corp.
5.60% due 2/21/2054	233,000	237,793

		509,820

Software — 0.3%
Constellation Software, Inc.
5.158% due 2/16/2029(5)	30,000	29,981
5.461% due 2/16/2034(5)	384,000	386,223
Oracle Corp.
3.65% due 3/25/2041	352,000	276,278

		692,482

Telecommunications — 0.2%
AT&T, Inc.
3.50% due 9/15/2053	68,000	48,028
3.65% due 6/1/2051	95,000	69,684
3.85% due 6/1/2060	19,000	13,777
4.30% due 12/15/2042	242,000	208,437
T-Mobile USA, Inc.
6.00% due 6/15/2054	80,000	85,592
Verizon Communications, Inc.
2.875% due 11/20/2050	50,000	32,711
2.987% due 10/30/2056	70,000	44,764

		502,993

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)		Principal Amount	Value

Corporate Bonds & Notes — (continued)
Trucking & Leasing — 0.2%
DAE Funding LLC
1.55% due 8/1/2024(5)		$294,000	$289,243
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95% due 3/10/2025(5)		203,000	199,827

			489,070

Total Corporate Bonds & Notes (Cost $19,513,244)			19,758,412

Municipals — 0.5%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A
6.899% due 12/1/2040		48,515	54,762
Dallas Fort Worth International Airport
Series A
4.087% due 11/1/2051		100,000	87,177
Metropolitan Transportation Authority
Series C2
5.175% due 11/15/2049		105,000	102,980
Municipal Electric Authority of Georgia
Series A
6.637% due 4/1/2057		148,000	168,178
Regents of the University of California Medical Center Pooled Revenue
Series N
3.006% due 5/15/2050		125,000	86,647
State of Illinois
5.10% due 6/1/2033		380,000	377,165
Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035		120,000	121,170
5.169% due 4/1/2041		90,000	91,543

Total Municipals (Cost $1,134,998)			1,089,622

Non-Agency Mortgage-Backed Securities — 0.5%
Fannie Mae REMIC
Series 2019-42, Class LA
3.00% due 8/25/2049		273,731	248,604
Series 2020-27, Class HC
1.50% due 10/25/2049		386,617	301,150
Freddie Mac REMIC
Series 3967, Class ZP
4.00% due 9/15/2041		251,162	239,331
Series 5170, Class DP
2.00% due 7/25/2050		233,374	197,703
Ginnie Mae REMIC
Series 2021-215, Class KA
2.50% due 10/20/2049		282,793	244,481

Total Non-Agency Mortgage-Backed Securities (Cost $1,303,671)			1,231,269

Foreign Government — 0.5%
Israel Government International Bonds
5.375% due 3/12/2029	USD	220,000	220,528
5.50% due 3/12/2034	USD	460,000	454,517

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
Saudi Government International Bonds
5.75% due 1/16/2054(5)	USD	415,000	$411,286

Total Foreign Government (Cost $1,079,602)			1,086,331

U.S. Government Securities — 12.7%
U.S. Treasury Bonds
2.25% due 2/15/2052		$805,700	531,258
2.375% due 2/15/2042		1,266,800	943,766
3.25% due 5/15/2042		25,000	21,289
3.375% due 8/15/2042		129,600	112,124
3.625% due 2/15/2053		694,300	610,876
3.625% due 5/15/2053		630,800	555,400
3.875% due 2/15/2043		1,269,800	1,175,756
3.875% due 5/15/2043		820,300	758,393
4.00% due 11/15/2042		976,900	921,644
4.00% due 11/15/2052		652,100	614,197
4.125% due 8/15/2053		268,100	258,214
4.25% due 2/15/2054		747,600	736,736
4.375% due 8/15/2043		685,500	678,538
4.50% due 2/15/2044		478,200	481,637
4.75% due 11/15/2043		895,000	929,961
4.75% due 11/15/2053		497,600	532,199
U.S. Treasury Notes
2.625% due 5/31/2027		210,000	199,106
2.75% due 4/30/2027		934,500	890,403
2.75% due 7/31/2027		195,000	185,281
3.125% due 8/31/2027		269,000	258,555
3.50% due 9/15/2025		150,000	147,229
3.50% due 1/31/2028		80,300	77,991
3.50% due 4/30/2028		519,000	503,795
3.50% due 4/30/2030		70,000	67,315
3.625% due 5/15/2026		924,000	905,953
3.625% due 3/31/2028		163,000	159,001
3.625% due 5/31/2028		204,000	198,932
3.75% due 4/15/2026		575,000	565,252
3.75% due 12/31/2028		943,300	923,845
3.75% due 5/31/2030		78,000	76,013
3.75% due 6/30/2030		247,000	240,632
3.75% due 12/31/2030		298,000	289,991
3.875% due 11/30/2027		549,000	540,465
3.875% due 12/31/2027		219,600	216,186
3.875% due 12/31/2029		237,100	232,951
4.00% due 12/15/2025		332,000	327,980
4.00% due 1/15/2027		197,000	194,722
4.00% due 2/29/2028		651,800	644,569
4.00% due 6/30/2028		155,000	153,353
4.00% due 1/31/2029		1,238,600	1,226,698
4.00% due 10/31/2029		257,000	254,129
4.00% due 7/31/2030		57,200	56,498
4.00% due 2/15/2034		82,600	81,322
4.125% due 9/30/2027		423,400	420,357
4.125% due 10/31/2027		519,000	515,148
4.125% due 7/31/2028		493,200	490,464
4.125% due 3/31/2029		261,100	260,054
4.25% due 2/28/2029		1,206,400	1,208,851
4.375% due 8/15/2026		135,000	134,525
4.375% due 12/15/2026		250,000	249,492
4.375% due 8/31/2028		462,700	464,869
4.375% due 11/30/2028		410,000	412,466
4.375% due 11/30/2030		20,000	20,181
4.50% due 7/15/2026		275,000	274,678
4.625% due 3/15/2026		40,000	39,978
4.625% due 9/15/2026		198,000	198,511
4.625% due 10/15/2026		157,000	157,503

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
4.625% due 11/15/2026	$648,000	$650,379
4.625% due 9/30/2028	937,800	951,940
4.875% due 11/30/2025	787,000	788,414
4.875% due 10/31/2028	927,000	950,899
4.875% due 10/31/2030	121,000	125,500
5.00% due 8/31/2025	205,000	205,432
5.00% due 9/30/2025	993,000	995,638

Total U.S. Government Securities (Cost $29,681,112)		28,995,434

U.S. Treasury Bills — 0.2%
U.S. Treasury Bills
5.736% due 7/9/2024(6)	570,000	561,867

Total U.S. Treasury Bills (Cost $561,840)		561,867

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $1,259,288, due 4/1/2024(7)	1,259,064	1,259,064

Total Repurchase Agreements (Cost $1,259,064)		1,259,064

Total Investments — 99.8% (Cost $196,769,819)		227,454,118

Assets in excess of other liabilities — 0.2%		369,667

Total Net Assets — 100.0%		$227,823,785

(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2024.
(4)	TBA - To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $10,745,993, representing 4.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$1,299,900	$1,284,339

Open futures contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	June 2024	4	Short	$(458,004)	$(458,438)	$(434)

Legend:

ADR – American Depositary Receipt

CMT – Constant Maturity Treasury

REITs – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$149,854,815	$—	$—	$149,854,815
Agency Mortgage-Backed Securities	—	20,628,689	—	20,628,689
Asset-Backed Securities	—	2,988,615	—	2,988,615
Corporate Bonds & Notes	—	19,758,412	—	19,758,412
Municipals	—	1,089,622	—	1,089,622
Non-Agency Mortgage-Backed Securities	—	1,231,269	—	1,231,269
Foreign Government	—	1,086,331	—	1,086,331
U.S. Government Securities	—	28,995,434	—	28,995,434
U.S. Treasury Bills	—	561,867	—	561,867
Repurchase Agreements	—	1,259,064	—	1,259,064

Total	$149,854,815	$77,599,303	$—	$227,454,118

Other Financial Instruments
Futures Contracts
Liabilities	$(434)	$—	$—	$(434)

Total	$(434)	$—	$—	$(434)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 14.9%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,611,713	$2,251,686
3.50% due 6/1/2052	6,350,306	5,694,376
4.00% due 10/1/2037	394,761	382,521
4.00% due 6/1/2052	3,012,486	2,791,951
4.50% due 8/1/2052	3,663,679	3,496,306
4.50% due 9/1/2052	463,909	442,461
5.50% due 9/1/2053	4,183,111	4,175,449
6.00% due 8/1/2053	2,016,281	2,037,108
6.00% due 10/1/2053	4,019,684	4,056,525
Federal National Mortgage Association
3.00% due 7/1/2051	3,449,862	2,971,822
3.00% due 5/1/2052	9,288,131	8,009,873
3.50% due 6/1/2052	4,723,211	4,235,345
3.50% due 9/1/2052	3,687,131	3,314,957
3.50% due 10/1/2052	3,850,357	3,450,856
4.00% due 6/1/2052	4,661,729	4,320,457
4.00% due 10/1/2052	4,820,367	4,467,482
4.50% due 10/1/2053	4,612,421	4,393,637
5.00% due 2/1/2053	302,658	295,441
5.50% due 1/1/2054	1,082,315	1,076,812
6.00% due 9/1/2053	294,207	296,919

Total Agency Mortgage-Backed Securities (Cost $64,196,025)		62,161,984

Asset-Backed Securities — 20.1%
AGL CLO 17 Ltd.
Series 2022-17A, Class A
6.648% (3 mo. USD Term SOFR + 1.33%) due 1/21/2035(1)(2)	1,200,000	1,199,040
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	2,016,000	1,834,940
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.078% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	2,000,000	1,994,800
Ally Auto Receivables Trust
Series 2022-1, Class A3
3.31% due 11/15/2026	3,021,000	2,977,766
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06% due 8/18/2026	2,625,000	2,554,827
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.746% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	2,800,000	2,797,760
Anchorage Capital CLO 21 Ltd.
Series 2021-21A, Class B
7.329% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,750,000	1,745,625
Ares XXVII CLO Ltd.
Series 2013-2A, Class BR2
7.231% (3 mo. USD Term SOFR + 1.91%) due 10/28/2034(1)(2)	2,000,000	1,996,022

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Ares XXVIIIR CLO Ltd.
Series 2018-28RA, Class A2
6.978% (3 mo. USD Term SOFR + 1.66%) due 10/17/2030(1)(2)	$2,400,000	$2,392,872
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(1)	2,440,000	2,381,619
Barings CLO Ltd.
Series 2020-1A, Class AR
6.726% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	2,800,000	2,797,421
Battery Park CLO II Ltd.
Series 2022-1A, Class A1
7.528% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	3,550,000	3,570,945
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class BR
7.128% (3 mo. USD Term SOFR + 1.81%) due 1/17/2032(1)(2)	2,800,000	2,793,000
Canyon Capital CLO Ltd.
Series 2022-1A, Class B
7.167% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	2,000,000	1,993,734
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	2,200,000	2,124,225
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.836% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	2,500,000	2,500,163
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.181% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	2,000,000	1,995,200
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR
6.567% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	3,350,000	3,337,605
Dryden Senior Loan Fund
Series 2017-47A, Class CR
7.626% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	2,100,000	2,095,380
Ford Credit Auto Owner Trust
Series 2020-1, Class A
2.04% due 8/15/2031(1)	2,400,000	2,329,247
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class A4
0.50% due 2/17/2026	3,579,000	3,515,148
Hyundai Auto Lease Securitization Trust
Series 2022-B, Class A3
3.35% due 6/16/2025(1)	1,529,986	1,523,817

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
ICG U.S. CLO Ltd.
Series 2022-1A, Class A1
6.858% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	$2,500,000	$2,497,000
Jamestown CLO XI Ltd.
Series 2018-11A, Class A2
7.276% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	2,800,000	2,793,280
KKR CLO 38 Ltd.
Series 38A, Class A1
6.634% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	2,800,000	2,788,358
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.881% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	700,000	699,510
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class BR
6.96% (3 mo. USD Term SOFR + 1.66%) due 10/18/2030(1)(2)	1,050,000	1,044,225
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.636% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	2,900,000	2,897,970
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	2,500,000	2,494,644
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	1,600,000	1,589,858
OHA Credit Partners XIV Ltd.
Series 2017-14A, Class B
7.079% (3 mo. USD Term SOFR + 1.76%) due 1/21/2030(1)(2)	2,000,000	1,994,800
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	1,300,000	1,306,810
RRX 6 Ltd.
Series 2021-6A, Class A1
6.766% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,800,000	1,797,120
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3
3.40% due 12/15/2026	831,300	827,471
TCW CLO Ltd.
Series 2021-1A, Class A
6.749% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	850,000	849,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
TIAA CLO IV Ltd.
Series 2018-1A, Class A2
7.279% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	$1,240,000	$1,236,900
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(1)	2,175,000	2,015,657
Voya CLO Ltd.
Series 2015-3A, Class A3R
7.279% (3 mo. USD Term SOFR + 1.96%) due 10/20/2031(1)(2)	2,000,000	2,002,792
World Omni Auto Receivables Trust
Series 2021-B, Class A4
0.69% due 6/15/2027	2,800,000	2,655,729

Total Asset-Backed Securities (Cost $83,789,916)		83,943,110

Corporate Bonds & Notes — 26.3%
Aerospace & Defense — 0.3%
L3Harris Technologies, Inc.
5.35% due 6/1/2034	400,000	400,356
RTX Corp.
6.10% due 3/15/2034	1,000,000	1,069,350

		1,469,706

Agriculture — 0.5%
Archer-Daniels-Midland Co.
2.90% due 3/1/2032	1,800,000	1,553,940
Philip Morris International, Inc.
5.125% due 2/13/2031	500,000	497,040

		2,050,980

Auto Manufacturers — 0.3%
Hyundai Capital America
5.40% due 1/8/2031(1)	1,100,000	1,104,356

		1,104,356

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.95% due 1/15/2042	600,000	582,918

		582,918

Biotechnology — 0.5%
Amgen, Inc.
5.60% due 3/2/2043	800,000	813,912
Gilead Sciences, Inc.
5.25% due 10/15/2033	1,000,000	1,021,280
5.55% due 10/15/2053	100,000	103,559

		1,938,751

Building Materials — 0.1%
Carrier Global Corp.
3.377% due 4/5/2040	500,000	391,540

		391,540

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — 7.1%
AIB Group PLC
5.871% (5.871% fixed rate until 3/28/2034; SOFR + 1.91% thereafter) due 3/28/2035(1)(2)	$1,000,000	$1,004,940
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; SOFR + 1.53% thereafter) due 7/23/2031(2)	2,200,000	1,807,102
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	2,200,000	2,120,316
Bank of Ireland Group PLC
5.601% (5.601% fixed rate until 3/20/2029; SOFR + 1.62% thereafter) due 3/20/2030(1)(2)	800,000	800,880
Barclays PLC
4.972% (4.972% fixed rate until 5/16/2028; 3 mo. USD Term SOFR + 2.12% thereafter) due 5/16/2029(2)	600,000	587,844
BNP Paribas SA
5.176% (5.176% fixed rate until 1/9/2029; SOFR + 1.52% thereafter) due 1/9/2030(1)(2)	2,500,000	2,499,900
5.497% (5.497% fixed rate until 5/20/2029; SOFR + 1.59% thereafter) due 5/20/2030(1)(2)	800,000	801,768
Danske Bank AS
5.705% (5.705% fixed rate until 3/1/2029; 1 yr. CMT rate + 1.40% thereafter) due 3/1/2030(1)(2)	1,400,000	1,410,346
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	3,900,000	3,564,015
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	1,900,000	1,837,623
5.04% (5.04% fixed rate until 1/23/2027; SOFR + 1.19% thereafter) due 1/23/2028(2)	700,000	697,795
5.336% (5.336% fixed rate until 1/23/2034; SOFR + 1.62% thereafter) due 1/23/2035(2)	1,400,000	1,405,880
Lloyds Banking Group PLC
3.574% (3.574% fixed rate until 11/7/2027; 3 mo. USD Term SOFR + 1.43% thereafter) due 11/7/2028(2)	1,400,000	1,313,312

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(2)	$900,000	$734,436
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	1,200,000	1,197,960
5.173% (5.173% fixed rate until 1/16/2029; SOFR + 1.45% thereafter) due 1/16/2030(2)	1,500,000	1,500,060
NatWest Group PLC
5.076% (5.076% fixed rate until 1/27/2029; 3 mo. USD Term SOFR + 2.13% thereafter) due 1/27/2030(2)	700,000	687,435
5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT rate + 1.95% thereafter) due 9/13/2029(2)	2,500,000	2,540,925
Sumitomo Mitsui Trust Bank Ltd.
5.20% due 3/7/2029(1)	800,000	806,144
U.S. Bancorp
5.836% (5.836% fixed rate until 6/10/2033; SOFR + 2.26% thereafter) due 6/12/2034(2)	1,200,000	1,224,240
UBS Group AG
3.869% (3.869% fixed rate until 1/12/2028; 3 mo. USD Term SOFR + 1.63% thereafter) due 1/12/2029(1)(2)	1,100,000	1,040,501

		29,583,422

Computers — 0.0%
Apple, Inc.
3.25% due 8/8/2029	100,000	93,987

		93,987

Cosmetics & Personal Care — 0.1%
Kenvue, Inc.
5.05% due 3/22/2053	500,000	489,430

		489,430

Diversified Financial Services — 0.5%
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; SOFR + 2.01% thereafter) due 8/24/2034(2)	700,000	730,856
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	1,100,000	1,121,230
Mastercard, Inc.
4.85% due 3/9/2033	200,000	201,462

		2,053,548

Electric — 2.0%
Alabama Power Co.
3.94% due 9/1/2032	1,000,000	929,390
Constellation Energy Generation LLC
5.75% due 3/15/2054	600,000	602,076

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Florida Power & Light Co.
4.05% due 10/1/2044	$1,200,000	$1,026,072
National Grid PLC
5.418% due 1/11/2034	2,000,000	1,987,980
Public Service Electric & Gas Co.
5.45% due 8/1/2053	300,000	308,955
Public Service Enterprise Group, Inc.
5.45% due 4/1/2034	1,000,000	1,003,660
Wisconsin Public Service Corp.
2.85% due 12/1/2051	400,000	255,884
Xcel Energy, Inc.
5.50% due 3/15/2034	2,200,000	2,189,110

		8,303,127

Electronics — 0.2%
Honeywell International, Inc.
1.95% due 6/1/2030	800,000	682,560

		682,560

Environmental Control — 0.8%
Waste Management, Inc.
4.15% due 4/15/2032	3,300,000	3,154,470

		3,154,470

Food — 0.4%
Campbell Soup Co.
5.40% due 3/21/2034	800,000	806,560
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.75% due 4/1/2033	500,000	493,080
6.50% due 12/1/2052	200,000	198,016

		1,497,656

Gas — 0.3%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	1,100,000	1,118,700

		1,118,700

Healthcare-Services — 1.4%
Elevance Health, Inc.
4.75% due 2/15/2033	800,000	780,600
5.125% due 2/15/2053	200,000	191,796
HCA, Inc.
5.25% due 6/15/2026	600,000	598,356
5.50% due 6/15/2047	900,000	856,269
5.60% due 4/1/2034	500,000	503,860
UnitedHealth Group, Inc.
3.05% due 5/15/2041	600,000	455,100
5.00% due 4/15/2034	1,700,000	1,704,471
5.15% due 10/15/2025	200,000	200,322
5.375% due 4/15/2054	400,000	407,912

		5,698,686

Insurance — 0.9%
AIA Group Ltd.
5.375% due 4/5/2034(1)	500,000	500,610
Assurant, Inc.
3.70% due 2/22/2030	1,000,000	904,650
Chubb INA Holdings, Inc.
5.00% due 3/15/2034	1,000,000	1,004,210
Lincoln National Corp.
5.852% due 3/15/2034	1,200,000	1,187,292

		3,596,762

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Internet — 0.2%
Amazon.com, Inc.
4.80% due 12/5/2034	$900,000	$908,172

		908,172

Lodging — 0.1%
Marriott International, Inc.
5.30% due 5/15/2034	600,000	593,550

		593,550

Machinery-Diversified — 0.4%
Deere & Co.
3.90% due 6/9/2042	500,000	431,645
John Deere Capital Corp.
4.50% due 1/16/2029	900,000	891,216
Series I 5.15% due 9/8/2033	300,000	306,489

		1,629,350

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% due 1/15/2029	700,000	596,134
5.25% due 4/1/2053	300,000	238,215
Comcast Corp.
3.75% due 4/1/2040	400,000	332,592
4.25% due 1/15/2033	500,000	473,560
5.35% due 5/15/2053	400,000	397,276

		2,037,777

Miscellaneous Manufacturing — 0.6%
General Electric Co.
Series A
6.75% due 3/15/2032	2,400,000	2,675,496

		2,675,496

Oil & Gas — 1.2%
BP Capital Markets America, Inc.
3.633% due 4/6/2030	1,300,000	1,225,523
4.812% due 2/13/2033	1,300,000	1,283,620
Diamondback Energy, Inc.
3.50% due 12/1/2029	300,000	277,752
6.25% due 3/15/2053	300,000	323,712
Exxon Mobil Corp.
3.482% due 3/19/2030	1,300,000	1,225,601
Marathon Oil Corp.
5.70% due 4/1/2034	800,000	802,040

		5,138,248

Packaging & Containers — 0.4%
Berry Global, Inc.
5.65% due 1/15/2034(1)	600,000	596,952
Packaging Corp. of America
5.70% due 12/1/2033	1,000,000	1,033,750

		1,630,702

Pharmaceuticals — 2.2%
AbbVie, Inc.
4.05% due 11/21/2039	800,000	712,040
5.05% due 3/15/2034	1,500,000	1,517,955
5.40% due 3/15/2054	500,000	514,570
Cigna Group
5.40% due 3/15/2033	1,400,000	1,426,530
CVS Health Corp.
5.00% due 2/20/2026	700,000	697,648
5.30% due 6/1/2033	1,400,000	1,402,394
5.875% due 6/1/2053	500,000	508,695

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
Pfizer Investment Enterprises Pte. Ltd.
4.75% due 5/19/2033	$2,100,000	$2,068,626
5.30% due 5/19/2053	400,000	398,320

		9,246,778

Pipelines — 0.6%
Cheniere Energy Partners LP
5.95% due 6/30/2033	1,400,000	1,435,896
Enterprise Products Operating LLC
4.85% due 1/31/2034	800,000	788,504
4.85% due 3/15/2044	400,000	375,040

		2,599,440

Real Estate Investment Trusts — 1.0%
Crown Castle, Inc.
5.80% due 3/1/2034	1,600,000	1,637,728
Extra Space Storage LP
5.40% due 2/1/2034	1,200,000	1,195,524
Realty Income Corp.
5.125% due 2/15/2034	700,000	686,938
Regency Centers LP
5.25% due 1/15/2034	800,000	794,792

		4,314,982

Retail — 0.7%
Darden Restaurants, Inc.
6.30% due 10/10/2033	700,000	730,926
Home Depot, Inc.
4.50% due 9/15/2032	800,000	785,264
Lowe’s Cos., Inc.
3.70% due 4/15/2046	600,000	460,056
5.15% due 7/1/2033	400,000	403,144
Target Corp.
4.50% due 9/15/2032	400,000	392,132

		2,771,522

Semiconductors — 0.3%
Marvell Technology, Inc.
5.95% due 9/15/2033	1,100,000	1,140,821

		1,140,821

Software — 0.8%
Microsoft Corp.
3.30% due 2/6/2027	1,300,000	1,260,272
Oracle Corp.
5.55% due 2/6/2053	300,000	293,754
6.25% due 11/9/2032	1,700,000	1,820,547

		3,374,573

Telecommunications — 0.9%
Cisco Systems, Inc.
5.05% due 2/26/2034	1,000,000	1,013,890
5.30% due 2/26/2054	500,000	513,975
Rogers Communications, Inc.
4.55% due 3/15/2052	400,000	337,720
5.30% due 2/15/2034	1,000,000	991,420
T-Mobile USA, Inc.
2.70% due 3/15/2032	300,000	252,432
3.00% due 2/15/2041	600,000	442,212
3.40% due 10/15/2052	200,000	141,606

		3,693,255

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Transportation — 0.3%
Norfolk Southern Corp.
5.35% due 8/1/2054	$500,000	$494,465
5.55% due 3/15/2034	500,000	520,460
Union Pacific Corp.
3.95% due 9/10/2028	300,000	292,686

		1,307,611

Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35% due 3/30/2029(1)	800,000	801,320
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	1,800,000	1,792,026

		2,593,346

Total Corporate Bonds & Notes (Cost $108,631,495)		109,466,222

Non-Agency Mortgage-Backed Securities — 8.7%
Benchmark Mortgage Trust
Series 2018-B3, Class AS
4.195% due 4/10/2051(2)(3)	2,550,000	2,372,477
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	1,430,000	1,484,281
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	600,000	602,713
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	1,600,000	1,720,275
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	2,000,000	1,780,560
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class AS
3.863% due 7/10/2047	2,750,000	2,723,750
Commercial Mortgage Trust
Series 2017-COR2, Class A3
3.51% due 9/10/2050	2,920,000	2,735,379
Series 2019-GC44, Class AM
3.263% due 8/15/2057	2,415,000	2,155,338
DBGS Mortgage Trust
Series 2018-C1, Class AM
4.627% due 10/15/2051(2)(3)	2,400,000	2,237,871
DBUBS Mortgage Trust
Series 2017-BRBK, Class A
3.452% due 10/10/2034(1)	1,760,000	1,639,727
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.12% due 11/25/2041(1)(2)(3)	2,200,000	2,211,127
Series 2021-HQA4, Class M1
6.27% due 12/25/2041(1)(2)(3)	1,219,384	1,209,378
Series 2022-DNA1, Class M1A
6.32% due 1/25/2042(1)(2)(3)	1,006,832	1,006,444
Series 2022-HQA3, Class M1A
7.62% due 8/25/2042(1)(2)(3)	2,214,511	2,258,264
Hilton USA Trust
Series 2016-HHV, Class A
3.719% due 11/5/2038(1)	1,875,000	1,780,983
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(1)	2,000,000	1,736,736

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	$600,000	$495,811
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4
3.718% due 12/15/2048	3,120,000	3,028,053
Series 2018-C43, Class A4
4.012% due 3/15/2051(2)(3)	3,000,000	2,868,419

Total Non-Agency Mortgage-Backed Securities (Cost $36,730,507)		36,047,586

Senior Secured Loans — 3.1%
Advertising — 0.2%
Outfront Media Capital LLC
2019 Term Loan B
7.077% (1 mo. USD Term SOFR + 1.75%) due 11/18/2026(2)	750,000	748,357

		748,357

Airlines — 0.5%
Air Canada
2024 Term Loan B
7.833% (3 mo. USD Term SOFR + 2.50%) due 3/21/2031(2)	625,000	625,394
United Airlines, Inc.
2024 Term Loan B
8.076% (3 mo. USD Term SOFR + 2.75%) due 2/15/2031(2)	550,000	549,912
WestJet Loyalty LP
Term Loan B
9.057% (3 mo. USD Term SOFR + 3.75%) due 2/14/2031(2)	1,150,000	1,149,045

		2,324,351

Commercial Services — 0.1%
Vestis Corp.
Term Loan
7.576% (3 mo. USD Term SOFR + 2.25%) due 2/22/2031(2)	250,000	249,688

		249,688

Distribution/Wholesale — 0.1%
Core & Main LP
2024 Incremental Term Loan B
7.564% (3 mo. USD Term SOFR + 2.25%) due 2/9/2031(2)	650,000	647,562

		647,562

Electric — 0.2%
ExGen Renewables IV LLC
2020 Term Loan
8.105% (3 mo. USD Term SOFR + 2.50%) due 12/15/2027(2)	750,000	750,000

		750,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Entertainment — 0.6%
Caesars Entertainment, Inc.
2024 Term Loan B1
8.041% (3 mo. USD Term SOFR + 2.75%) due 2/6/2031(2)	$1,250,000	$1,250,000
Flutter Financing BV
Term Loan B
7.559% (3 mo. USD Term SOFR + 2.25%) due 11/29/2030(2)	1,122,188	1,121,582

		2,371,582

Healthcare-Services — 0.3%
DaVita, Inc.
2020 Term Loan B
0.00% due 8/12/2026(2)(4)	748,025	747,703
ICON Luxembourg SARL
2024 LUX Term Loan B
7.302% (1 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	366,457	367,095
PRA Health Sciences, Inc.
2024 US Term Loan B
7.302% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	91,303	91,462

		1,206,260

Leisure Time — 0.1%
Alterra Mountain Co.
2024 Add-on Term Loan B
0.00% due 5/31/2030(2)(4)	400,000	401,500

		401,500

Lodging — 0.5%
Fertitta Entertainment LLC
2022 Term Loan B
9.077% (1 mo. USD Term SOFR + 3.75%) due 1/29/2029(2)	404,967	405,728
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B 0.00% due 1/17/2031(2)(4)	750,000	751,170
Station Casinos LLC
2024 Term Loan B 0.00% due 3/7/2031(2)(4)	1,125,000	1,122,829

		2,279,727

Media — 0.3%
Nexstar Broadcasting, Inc.
2019 Term Loan B4
7.941% (1 mo. USD Term SOFR + 2.50%) due 9/18/2026(2)	1,100,000	1,099,692

		1,099,692

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Software — 0.2%
Dun & Bradstreet Corp.
2024 Term Loan B
8.082% (1 mo. USD Term SOFR + 2.75%) due 1/18/2029(2)	$1,000,000	$999,530

		999,530

Total Senior Secured Loans (Cost $13,048,734)		13,078,249

U.S. Government Agencies — 1.4%
Federal Home Loan Bank Discount Notes
5.239% due 4/1/2024(5)	5,900,000	5,896,481

Total U.S. Government Agencies (Cost $5,900,000)		5,896,481

U.S. Government Securities — 23.1%
U.S. Treasury Bonds
4.25% due 2/15/2054	19,000,000	18,723,906
4.50% due 2/15/2044	35,800,000	36,057,312
U.S. Treasury Notes
4.00% due 2/15/2034	2,500,000	2,461,328
4.25% due 2/28/2029	26,100,000	26,153,016
4.625% due 2/28/2026	13,000,000	12,992,891

Total U.S. Government Securities (Cost $95,913,100)		96,388,453

Commercial Paper — 0.3%
Bristol-Myers Squibb Co.
5.399% due 4/2/2024(1)	1,300,000	1,299,808

Total Commercial Paper (Cost $1,299,808)		1,299,808

	Shares	Value

Exchange-Traded Funds — 2.0%
iShares MBS ETF	45,640	4,218,049
Vanguard Mortgage-Backed Securities ETF	85,580	3,903,304

Total Exchange-Traded Funds (Cost $7,662,851)		8,121,353

	Principal Amount	Value

Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $394,309, due 4/1/2024(6)	$394,239	394,239

Total Repurchase Agreements (Cost $394,239)		394,239

Total Investments — 100.0% (Cost $417,566,675)		416,797,485

Assets in excess of other liabilities — 0.0%		189,218

Total Net Assets — 100.0%		$416,986,703

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $96,276,667, representing 23.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

(4)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bill	0.00%	6/18/2024	$407,000	$402,190

Open futures contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2024	245	Long	$50,239,893	$50,098,672	$(141,221)
U.S. 5-Year Treasury Note	June 2024	328	Long	35,031,577	35,101,125	69,548
U.S. Long Bond	June 2024	15	Long	1,799,300	1,806,563	7,263
U.S. Ultra Bond	June 2024	30	Long	3,858,820	3,870,000	11,180

Total				$90,929,590	$90,876,360	$(53,230)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$62,161,984	$—	$62,161,984
Asset-Backed Securities	—	83,943,110	—	83,943,110
Corporate Bonds & Notes	—	109,466,222	—	109,466,222
Non-Agency Mortgage-Backed Securities	—	36,047,586	—	36,047,586
Senior Secured Loans	—	13,078,249	—	13,078,249
U.S. Government Agencies	—	5,896,481	—	5,896,481
U.S. Government Securities	—	96,388,453	—	96,388,453
Commercial Paper	—	1,299,808	—	1,299,808
Exchange-Traded Funds	8,121,353	—	—	8,121,353
Repurchase Agreements	—	394,239	—	394,239

Total	$8,121,353	$408,676,132	$—	$416,797,485

Other Financial Instruments
Futures Contracts
Assets	$87,991	$—	$—	$87,991
Liabilities	(141,221)	—	—	(141,221)

Total	$(53,230)	$—	$—	$(53,230)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 98.5%
Aerospace & Defense — 2.9%
General Dynamics Corp.	8,153	$2,303,141
L3Harris Technologies, Inc.	8,359	1,781,303

		4,084,444

Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	14,890	2,213,101

		2,213,101

Banks — 7.8%
JPMorgan Chase & Co.	24,472	4,901,742
M&T Bank Corp.	14,305	2,080,519
Regions Financial Corp.	102,652	2,159,798
Royal Bank of Canada (Canada)	17,980	1,813,464

		10,955,523

Beverages — 2.8%
Keurig Dr Pepper, Inc.	60,478	1,854,860
Pernod Ricard SA (France)	12,784	2,067,036

		3,921,896

Biotechnology — 1.7%
Gilead Sciences, Inc.	32,456	2,377,402

		2,377,402

Building Products — 1.1%
Johnson Controls International PLC	24,766	1,617,715

		1,617,715

Capital Markets — 7.3%
Ares Management Corp., Class A	14,771	1,964,247
Goldman Sachs Group, Inc.	4,013	1,676,190
Intercontinental Exchange, Inc.	13,226	1,817,649
Morgan Stanley	20,287	1,910,224
Nasdaq, Inc.	9,290	586,199
Raymond James Financial, Inc.	17,935	2,303,213

		10,257,722

Chemicals — 2.0%
Celanese Corp.	8,311	1,428,329
PPG Industries, Inc.	9,788	1,418,281

		2,846,610

Communications Equipment — 2.1%
Cisco Systems, Inc.	59,206	2,954,971

		2,954,971

Distributors — 1.4%
LKQ Corp.	35,783	1,911,170

		1,911,170

Electric Utilities — 3.8%
American Electric Power Co., Inc.	19,798	1,704,608
Exelon Corp.	60,505	2,273,173
PPL Corp.	51,154	1,408,269

		5,386,050

Electrical Equipment — 1.6%
Emerson Electric Co.	19,403	2,200,688

		2,200,688

Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	48,824	1,609,239
TE Connectivity Ltd.	11,881	1,725,596

		3,334,835

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 0.5%
Equitable Holdings, Inc.	19,529	$742,297

		742,297

Food Products — 1.1%
Archer-Daniels-Midland Co.	24,201	1,520,065

		1,520,065

Gas Utilities — 1.5%
Atmos Energy Corp.	18,109	2,152,617

		2,152,617

Ground Transportation — 1.0%
Canadian National Railway Co. (Canada)	10,445	1,375,420

		1,375,420

Health Care Equipment & Supplies — 1.0%
Becton Dickinson & Co.	5,602	1,386,215

		1,386,215

Health Care Providers & Services — 3.3%
Elevance Health, Inc.	3,649	1,892,152
UnitedHealth Group, Inc.	5,597	2,768,836

		4,660,988

Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.	65,888	1,362,564

		1,362,564

Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.	354	1,284,269

		1,284,269

Household Durables — 1.0%
Lennar Corp., Class A	8,555	1,471,289

		1,471,289

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	5,098	1,046,364
Siemens AG, ADR	3,435	327,802
Siemens AG, Reg S (Germany)	5,701	1,088,350

		2,462,516

Insurance — 4.0%
Allstate Corp.	5,292	915,569
American International Group, Inc.	25,255	1,974,183
MetLife, Inc.	36,358	2,694,492

		5,584,244

IT Services — 0.9%
Amdocs Ltd.	14,718	1,330,066

		1,330,066

Media — 0.6%
Omnicom Group, Inc.	8,863	857,584

		857,584

Metals & Mining — 2.9%
Barrick Gold Corp.	91,538	1,523,192
Rio Tinto PLC, ADR	39,086	2,491,342

		4,014,534

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 2.6%
Dominion Energy, Inc.	32,713	$1,609,152
Sempra	27,731	1,991,918

		3,601,070

Oil, Gas & Consumable Fuels — 9.6%
ConocoPhillips	28,623	3,643,136
Coterra Energy, Inc.	67,963	1,894,808
EOG Resources, Inc.	27,139	3,469,450
EQT Corp.	40,442	1,499,185
Phillips 66	11,306	1,846,722
Targa Resources Corp.	10,582	1,185,078

		13,538,379

Personal Care Products — 3.2%
Kenvue, Inc.	98,791	2,120,055
Unilever PLC, ADR	48,728	2,445,658

		4,565,713

Pharmaceuticals — 11.4%
AstraZeneca PLC, ADR	26,293	1,781,351
Johnson & Johnson	21,660	3,426,395
Merck & Co., Inc.	38,980	5,143,411
Pfizer, Inc.	145,980	4,050,945
Roche Holding AG (Switzerland)	6,098	1,556,678

		15,958,780

Semiconductors & Semiconductor Equipment — 3.1%
Broadcom, Inc.	784	1,039,122
NXP Semiconductors NV	8,183	2,027,502
QUALCOMM, Inc.	7,704	1,304,287

		4,370,911

Specialized REITs — 4.7%
Crown Castle, Inc.	21,434	2,268,360
Gaming & Leisure Properties, Inc.	48,943	2,254,804
Weyerhaeuser Co.	57,638	2,069,781

		6,592,945

Specialty Retail — 1.0%
Tractor Supply Co.	5,239	1,371,151

		1,371,151

Tobacco — 2.1%
Philip Morris International, Inc.	32,234	2,953,279

		2,953,279

Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	6,596	1,076,599

		1,076,599

Total Common Stocks (Cost $127,748,234)		138,295,622

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $1,918,883, due 4/1/2024(1)	$1,918,542	$1,918,542

Total Repurchase Agreements (Cost $1,918,542)		1,918,542

Total Investments — 99.8% (Cost $129,666,776)		140,214,164

Assets in excess of other liabilities — 0.2%		211,933

Total Net Assets — 100.0%		$140,426,097

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$1,980,700	$1,956,989

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$133,583,558	$4,712,064	*	$—	$138,295,622
Repurchase Agreements	—	1,918,542		—	1,918,542

Total	$133,583,558	$6,630,606		$—	$140,214,164

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 98.8%
Aerospace & Defense — 1.8%
HEICO Corp., Class A	14,216	$2,188,411
Howmet Aerospace, Inc.	21,680	1,483,562
Spirit AeroSystems Holdings, Inc., Class A(1)	10,480	378,014

		4,049,987

Automobile Components — 1.2%
Adient PLC(1)	27,493	905,070
Autoliv, Inc.	14,835	1,786,579

		2,691,649

Automobiles — 0.5%
Harley-Davidson, Inc.	27,471	1,201,582

		1,201,582

Banks — 4.9%
Associated Banc-Corp	55,701	1,198,129
Axos Financial, Inc.(1)	4,760	257,230
Bancorp, Inc.(1)	103,228	3,454,009
East West Bancorp, Inc.	32,844	2,598,289
Pathward Financial, Inc.	18,622	940,039
Piraeus Financial Holdings SA (Greece)(1)	102,915	430,108
Popular, Inc.	25,621	2,256,954

		11,134,758

Beverages — 0.7%
Celsius Holdings, Inc.(1)	11,722	971,988
Coca-Cola Consolidated, Inc.	665	562,863

		1,534,851

Biotechnology — 0.3%
United Therapeutics Corp.(1)	2,750	631,730

		631,730

Building Products — 2.9%
Carlisle Cos., Inc.	8,206	3,215,521
Fortune Brands Innovations, Inc.	11,580	980,479
Owens Corning	5,740	957,432
Simpson Manufacturing Co., Inc.	2,490	510,898
Trex Co., Inc.(1)	10,120	1,009,470

		6,673,800

Capital Markets — 1.9%
AllianceBernstein Holding LP	36,754	1,276,834
Blue Owl Capital, Inc.	33,780	637,091
Interactive Brokers Group, Inc., Class A	19,037	2,126,623
Patria Investments Ltd., Class A	20,443	303,374

		4,343,922

Chemicals — 2.2%
Celanese Corp.	5,477	941,277
OCI NV (Netherlands)	30,451	833,397
RPM International, Inc.	15,114	1,797,810
Westlake Corp.	9,763	1,491,787

		5,064,271

Commercial Services & Supplies — 0.9%
Brink’s Co.	21,866	2,019,981

		2,019,981

Communications Equipment — 0.5%
Ciena Corp.(1)	4,600	227,470
Lumentum Holdings, Inc.(1)	21,300	1,008,555

		1,236,025

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction & Engineering — 1.2%
EMCOR Group, Inc.	1,310	$458,762
WillScot Mobile Mini Holdings Corp.(1)	47,335	2,201,077

		2,659,839

Construction Materials — 1.1%
Eagle Materials, Inc.	9,302	2,527,819

		2,527,819

Consumer Finance — 0.8%
NerdWallet, Inc., Class A(1)	57,356	843,133
OneMain Holdings, Inc.	20,164	1,030,179

		1,873,312

Consumer Staples Distribution & Retail — 3.1%
BJ’s Wholesale Club Holdings, Inc.(1)	28,589	2,162,758
Casey’s General Stores, Inc.	3,107	989,424
Grocery Outlet Holding Corp.(1)	10,056	289,412
Performance Food Group Co.(1)	25,550	1,907,052
Sprouts Farmers Market, Inc.(1)	7,951	512,680
U.S. Foods Holding Corp.(1)	20,645	1,114,211

		6,975,537

Containers & Packaging — 0.8%
AptarGroup, Inc.	11,874	1,708,550

		1,708,550

Diversified Consumer Services — 1.0%
Service Corp. International	30,526	2,265,334

		2,265,334

Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	19,377	474,736
Iridium Communications, Inc.	9,174	239,992

		714,728

Electric Utilities — 0.6%
ALLETE, Inc.	9,348	557,515
Pinnacle West Capital Corp.	4,196	313,567
Portland General Electric Co.	13,421	563,682

		1,434,764

Electrical Equipment — 1.7%
Acuity Brands, Inc.	1,920	515,962
nVent Electric PLC	21,760	1,640,704
Regal Rexnord Corp.	9,192	1,655,479

		3,812,145

Electronic Equipment, Instruments & Components — 1.3%
Avnet, Inc.	14,811	734,329
Cognex Corp.	14,449	612,927
Coherent Corp.(1)	9,600	581,952
Jabil, Inc.	4,800	642,960
Trimble, Inc.(1)	2,983	191,986
TTM Technologies, Inc.(1)	9,145	143,119

		2,907,273

Energy Equipment & Services — 1.7%
ChampionX Corp.	45,977	1,650,115
Liberty Energy, Inc.	52,745	1,092,876
Weatherford International PLC(1)	10,092	1,164,819

		3,907,810

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,422	$158,883
TKO Group Holdings, Inc.	6,390	552,160

		711,043

Financial Services — 3.8%
AvidXchange Holdings, Inc.(1)	45,244	594,959
Cannae Holdings, Inc.(1)	17,112	380,571
Essent Group Ltd.	32,605	1,940,324
Flywire Corp.(1)	39,882	989,472
Nuvei Corp. (Canada)(2)	25,664	811,290
Repay Holdings Corp.(1)	45,304	498,344
Shift4 Payments, Inc., Class A(1)	3,922	259,127
UWM Holdings Corp.	94,743	687,834
Voya Financial, Inc.	13,781	1,018,691
WEX, Inc.(1)	5,621	1,335,156

		8,515,768

Food Products — 1.0%
Darling Ingredients, Inc.(1)	15,846	736,998
Lamb Weston Holdings, Inc.	3,608	384,360
Lancaster Colony Corp.	2,112	438,515
Post Holdings, Inc.(1)	4,036	428,946
TreeHouse Foods, Inc.(1)	6,432	250,526

		2,239,345

Gas Utilities — 0.9%
National Fuel Gas Co.	8,342	448,132
Southwest Gas Holdings, Inc.	13,534	1,030,343
UGI Corp.	24,316	596,715

		2,075,190

Ground Transportation — 2.7%
Landstar System, Inc.	12,308	2,372,490
RXO, Inc.(1)	26,001	568,642
XPO, Inc.(1)	25,911	3,161,919

		6,103,051

Health Care Equipment & Supplies — 2.6%
Glaukos Corp.(1)	8,400	792,036
Inspire Medical Systems, Inc.(1)	4,000	859,160
Masimo Corp.(1)	11,500	1,688,775
Penumbra, Inc.(1)	7,920	1,767,586
Tandem Diabetes Care, Inc.(1)	19,200	679,872

		5,787,429

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(1)	14,700	1,164,534
agilon health, Inc.(1)	76,500	466,650
Alignment Healthcare, Inc.(1)	82,700	410,192
BrightSpring Health Services, Inc.(1)	38,900	422,843
Chemed Corp.	2,650	1,701,115
Molina Healthcare, Inc.(1)	2,080	854,526
Privia Health Group, Inc.(1)	32,400	634,716
Surgery Partners, Inc.(1)	26,200	781,546

		6,436,122

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care REITs — 0.6%
Ventas, Inc.	32,943	$1,434,338

		1,434,338

Health Care Technology — 0.3%
Evolent Health, Inc., Class A(1)	20,200	662,358

		662,358

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	1,690	195,381

		195,381

Hotels, Restaurants & Leisure — 3.2%
Aramark	47,413	1,541,871
Brinker International, Inc.(1)	13,746	682,901
Caesars Entertainment, Inc.(1)	22,604	988,699
Churchill Downs, Inc.	15,366	1,901,543
Domino’s Pizza, Inc.	1,599	794,511
Red Rock Resorts, Inc., Class A	4,276	255,790
Wyndham Hotels & Resorts, Inc.	14,488	1,111,954

		7,277,269

Household Durables — 1.5%
PulteGroup, Inc.	12,802	1,544,177
Taylor Morrison Home Corp.(1)	31,374	1,950,522

		3,494,699

Independent Power and Renewable Electricity Producers — 1.5%
Ormat Technologies, Inc.	6,423	425,138
Talen Energy Corp.(1)	5,098	480,996
Vistra Corp.	34,281	2,387,672

		3,293,806

Industrial REITs — 1.5%
Americold Realty Trust, Inc.	19,230	479,212
EastGroup Properties, Inc.	9,180	1,650,288
Terreno Realty Corp.	20,520	1,362,528

		3,492,028

Insurance — 3.9%
American Financial Group, Inc.	13,718	1,872,233
BRP Group, Inc., Class A(1)	60,735	1,757,671
Fairfax Financial Holdings Ltd. (Canada)	846	911,922
Primerica, Inc.	7,863	1,989,024
Reinsurance Group of America, Inc.	3,877	747,796
Unum Group	30,426	1,632,659

		8,911,305

Interactive Media & Services — 0.3%
Ziff Davis, Inc.(1)	2,752	173,486
ZoomInfo Technologies, Inc.(1)	29,758	477,021

		650,507

IT Services — 1.6%
Akamai Technologies, Inc.(1)	1,689	183,695
EPAM Systems, Inc.(1)	3,100	856,096
GoDaddy, Inc., Class A(1)	4,832	573,462
Okta, Inc.(1)	9,000	941,580
Twilio, Inc., Class A(1)	16,500	1,008,975
Wix.com Ltd.(1)	1,075	147,791

		3,711,599

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(1)	17,600	$660,528
Bruker Corp.	16,650	1,564,101
Repligen Corp.(1)	6,300	1,158,696

		3,383,325

Machinery — 5.4%
Allison Transmission Holdings, Inc.	10,936	887,566
Chart Industries, Inc.(1)	5,960	981,731
Crane Co.	13,400	1,810,742
Dover Corp.	6,080	1,077,315
Esab Corp.	23,180	2,563,012
Flowserve Corp.	44,235	2,020,655
IDEX Corp.	1,749	426,791
ITT, Inc.	17,721	2,410,588

		12,178,400

Marine Transportation — 0.8%
Kirby Corp.(1)	20,042	1,910,403

		1,910,403

Media — 0.5%
New York Times Co., Class A	12,513	540,812
Nexstar Media Group, Inc.	3,535	609,045

		1,149,857

Metals & Mining — 2.3%
Cleveland-Cliffs, Inc.(1)	58,507	1,330,449
Lundin Mining Corp. (Canada)	119,415	1,221,876
Reliance, Inc.	8,017	2,679,121

		5,231,446

Multi-Utilities — 0.0%
Northwestern Energy Group, Inc.	1,526	77,719

		77,719

Office REITs — 0.7%
Douglas Emmett, Inc.	19,720	273,516
Postal Realty Trust, Inc., Class A	86,568	1,239,654

		1,513,170

Oil, Gas & Consumable Fuels — 3.6%
Chesapeake Energy Corp.	17,118	1,520,592
Chord Energy Corp.	8,801	1,568,690
HF Sinclair Corp.	24,946	1,505,990
Northern Oil & Gas, Inc.	26,331	1,044,814
Permian Resources Corp.	80,930	1,429,224
Targa Resources Corp.	9,535	1,067,825

		8,137,135

Paper & Forest Products — 0.8%
Louisiana-Pacific Corp.	21,594	1,811,953

		1,811,953

Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	6,987	412,442
e.l.f. Beauty, Inc.(1)	2,896	567,703

		980,145

Professional Services — 2.4%
CACI International, Inc., Class A(1)	6,770	2,564,679
Dayforce, Inc.(1)	4,146	274,507
KBR, Inc.	40,440	2,574,410

		5,413,596

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(1)	6,250	$1,219,313

		1,219,313

Residential REITs — 1.0%
Equity LifeStyle Properties, Inc.	27,767	1,788,195
Essex Property Trust, Inc.	2,300	563,063

		2,351,258

Retail REITs — 1.1%
NETSTREIT Corp.	53,140	976,182
SITE Centers Corp.	76,004	1,113,458
Tanger, Inc.	11,730	346,387

		2,436,027

Semiconductors & Semiconductor Equipment — 1.7%
Cirrus Logic, Inc.(1)	14,200	1,314,352
Lattice Semiconductor Corp.(1)	21,500	1,681,945
SolarEdge Technologies, Inc.(1)	11,820	838,984

		3,835,281

Software — 4.2%
BILL Holdings, Inc.(1)	13,900	955,208
Blackbaud, Inc.(1)	9,837	729,315
BlackLine, Inc.(1)	14,722	950,747
Dynatrace, Inc.(1)	20,100	933,444
Elastic NV(1)	9,528	955,087
Five9, Inc.(1)	14,000	869,540
Gen Digital, Inc.	43,403	972,227
Pagaya Technologies Ltd., Class A(1)	26,519	267,842
PTC, Inc.(1)	4,426	836,248
Tenable Holdings, Inc.(1)	20,173	997,151
Workiva, Inc.(1)	11,721	993,941

		9,460,750

Specialized REITs — 1.6%
CubeSmart	28,959	1,309,526
Four Corners Property Trust, Inc.	47,750	1,168,442
Lamar Advertising Co., Class A	8,770	1,047,226

		3,525,194

Specialty Retail — 5.1%
Aritzia, Inc. (Canada)(1)	40,807	1,126,708
Burlington Stores, Inc.(1)	7,880	1,829,657
Dick’s Sporting Goods, Inc.	1,200	269,832
Five Below, Inc.(1)	9,075	1,646,024
Floor & Decor Holdings, Inc., Class A(1)	11,463	1,485,834
JD Sports Fashion PLC (United Kingdom)	459,461	779,000
Valvoline, Inc.(1)	45,136	2,011,712
Williams-Sonoma, Inc.	7,829	2,485,942

		11,634,709

Textiles, Apparel & Luxury Goods — 2.4%
Crocs, Inc.(1)	7,938	1,141,484
PVH Corp.	18,565	2,610,425
Tapestry, Inc.	37,031	1,758,232

		5,510,141

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 2.4%
Air Lease Corp.	29,330	$1,508,735
Watsco, Inc.	3,600	1,555,092
WESCO International, Inc.	14,049	2,406,313

		5,470,140

Water Utilities — 0.4%
Essential Utilities, Inc.	23,628	875,417

		875,417

Total Common Stocks (Cost $184,927,065)		224,466,284

	Principal Amount	Value

U.S. Treasury Bills — 0.1%
U.S. Treasury Bills
5.383% due 6/20/2024(3)	$130,000	128,495

Total U.S. Treasury Bills (Cost $128,490)		128,495

Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $3,394,563, due 4/1/2024(4)	3,393,960	3,393,960

Total Repurchase Agreements (Cost $3,393,960)		3,393,960

Total Investments — 100.4% (Cost $188,449,515)		227,988,739

Liabilities in excess of other assets — (0.4)%		(896,059)

Total Net Assets — 100.0%		$227,092,680

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of the security amounted to $811,290, representing 0.4% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Interest rate shown reflects the discount rate at time of purchase.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$3,503,800	$3,461,855

Open futures contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
S&P Midcap 400 E-Mini	June 2024	3	Long	$912,966	$923,220	$10,254

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$222,423,779	$2,042,505	*	$—	$224,466,284
U.S. Treasury Bills	—	128,495		—	128,495
Repurchase Agreements	—	3,393,960		—	3,393,960

Total	$222,423,779	$5,564,960		$—	$227,988,739

Other Financial Instruments
Futures Contracts
Assets	$10,254	$—		$—	$10,254

Total	$10,254	$—		$—	$10,254

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 6.0%
Federal Home Loan Mortgage Corp.
3.50% due 6/1/2052	$1,088,624	$976,179
4.00% due 6/1/2052	1,258,949	1,166,785
5.50% due 6/1/2053	392,114	390,128
Federal National Mortgage Association
3.00% due 7/1/2051	1,466,191	1,263,024
3.00% due 5/1/2052	457,676	395,437
3.50% due 4/1/2052	2,781,835	2,496,769
3.50% due 10/1/2052	1,596,489	1,430,843
4.00% due 6/1/2052	1,837,797	1,703,257
5.00% due 2/1/2053	251,439	245,443
6.00% due 9/1/2053	242,009	244,240

Total Agency Mortgage-Backed Securities (Cost $10,995,235)		10,312,105

Asset-Backed Securities — 23.9%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	900,000	819,170
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.078% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	997,400
American Express Credit Account Master Trust
Series 2022-3, Class A
3.75% due 8/15/2027	2,000,000	1,961,458
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06% due 8/18/2026	1,125,000	1,094,926
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.746% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,000,000	999,200
Anchorage Capital CLO 21 Ltd.
Series 2021-21A, Class B
7.329% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,000,000	997,500
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR2
7.331% (3 mo. USD Term SOFR + 2.01%) due 1/28/2031(1)(2)	1,000,000	997,800
Apidos CLO XXII Ltd.
Series 2015-22A, Class A2R
7.079% (3 mo. USD Term SOFR + 1.76%) due 4/20/2031(1)(2)	1,000,000	1,002,356
Ares XXVII CLO Ltd.
Series 2013-2A, Class BR2
7.231% (3 mo. USD Term SOFR + 1.91%) due 10/28/2034(1)(2)	1,000,000	998,011
Ares XXVIIIR CLO Ltd.
Series 2018-28RA, Class A2
6.978% (3 mo. USD Term SOFR + 1.66%) due 10/17/2030(1)(2)	1,100,000	1,096,733

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A
1.66% due 2/20/2028(1)	$1,100,000	$1,002,360
Barings CLO Ltd.
Series 2020-1A, Class AR
6.726% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,200,000	1,198,895
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class BR
7.128% (3 mo. USD Term SOFR + 1.81%) due 1/17/2032(1)(2)	1,200,000	1,197,000
Canyon Capital CLO Ltd.
Series 2022-1A, Class B
7.167% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,196,240
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	850,000	820,723
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.836% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,200,078
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.181% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,000,000	997,600
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118% due 7/25/2047(1)	705,000	675,074
Dryden 53 CLO Ltd.
Series 2017-53A, Class B
6.976% (3 mo. USD Term SOFR + 1.66%) due 1/15/2031(1)(2)	1,100,000	1,095,050
Dryden Senior Loan Fund
Series 2017-47A, Class CR
7.626% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	1,000,000	997,800
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A
1.06% due 9/15/2027	1,100,000	1,034,038
ICG U.S. CLO Ltd.
Series 2022-1A, Class A1
6.858% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	700,000	699,160
Jamestown CLO XI Ltd.
Series 2018-11A, Class A2
7.276% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	1,200,000	1,197,120
KKR CLO 38 Ltd.
Series 38A, Class A1
6.634% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,225,000	1,219,906

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.131% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	$1,050,000	$1,047,480
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.881% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	1,500,000	1,498,950
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class BR
6.96% (3 mo. USD Term SOFR + 1.66%) due 10/18/2030(1)(2)	1,000,000	994,500
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.636% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,200,000	1,199,160
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,000,000	997,858
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	700,000	695,563
Octagon Investment Partners 36 Ltd.
Series 2018-1A, Class B
6.966% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,204,175
OHA Credit Partners XIV Ltd.
Series 2017-14A, Class B
7.079% (3 mo. USD Term SOFR + 1.76%) due 1/21/2030(1)(2)	1,000,000	997,400
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	600,000	603,143
RRX 6 Ltd.
Series 2021-6A, Class A1
6.766% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,000,000	998,400
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3
3.40% due 12/15/2026	356,272	354,631
TIAA CLO IV Ltd.
Series 2018-1A, Class A2
7.279% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,170,000	1,167,075
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(1)	1,735,000	1,607,892

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Voya CLO Ltd.
Series 2015-3A, Class A3R
7.279% (3 mo. USD Term SOFR + 1.96%) due 10/20/2031(1)(2)	$1,000,000	$1,001,396
World Omni Auto Receivables Trust
Series 2021-B, Class A4
0.69% due 6/15/2027	1,200,000	1,138,170

Total Asset-Backed Securities (Cost $40,895,545)		41,001,391

Corporate Bonds & Notes — 24.4%
Aerospace & Defense — 1.0%
Boeing Co.
2.196% due 2/4/2026	200,000	187,276
4.875% due 5/1/2025	1,000,000	988,980
RTX Corp.
5.75% due 11/8/2026	500,000	507,975

		1,684,231

Agriculture — 0.2%
Reynolds American, Inc.
4.45% due 6/12/2025	400,000	394,736

		394,736

Building Materials — 0.3%
Carrier Global Corp.
5.80% due 11/30/2025	500,000	503,370

		503,370

Chemicals — 0.3%
LYB International Finance III LLC
1.25% due 10/1/2025	600,000	563,664

		563,664

Commercial Banks — 9.0%
ABN AMRO Bank NV
6.339% (6.339% fixed rate until 9/18/2026; 1 yr. CMT rate + 1.65% thereafter) due 9/18/2027(1)(2)	500,000	508,520
Banco Santander SA
2.746% due 5/28/2025	1,000,000	966,510
Bank of America Corp.
3.384% (3.384% fixed rate until 4/2/2025; SOFR + 1.33% thereafter) due 4/2/2026(2)	500,000	489,090
3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	500,000	468,800
3.559% (3.559% fixed rate until 4/23/2026; 3 mo. USD Term SOFR + 1.32% thereafter) due 4/23/2027(2)	1,000,000	965,000
5.08% (5.08% fixed rate until 1/20/2026; SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	497,730

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Barclays PLC
2.852% (2.852% fixed rate until 5/7/2025; SOFR + 2.71% thereafter) due 5/7/2026(2)	$1,000,000	$969,480
7.325% (7.325% fixed rate until 11/2/2025; 1 yr. CMT rate + 3.05% thereafter) due 11/2/2026(2)	200,000	204,846
BNP Paribas SA
2.219% (2.219% fixed rate until 6/9/2025; SOFR + 2.07% thereafter) due 6/9/2026(1)(2)	1,100,000	1,057,782
2.591% (2.591% fixed rate until 1/20/2027; SOFR + 1.23% thereafter) due 1/20/2028(1)(2)	700,000	648,718
Danske Bank AS
1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT rate + 1.35% thereafter) due 9/11/2026(1)(2)	200,000	188,350
4.298% (4.298% fixed rate until 4/1/2027; 1 yr. CMT rate + 1.75% thereafter) due 4/1/2028(1)(2)	300,000	289,683
Deutsche Bank AG
2.129% (2.129% fixed rate until 11/24/2025; SOFR + 1.87% thereafter) due 11/24/2026(2)	150,000	141,512
JPMorgan Chase & Co.
1.47% (1.47% fixed rate until 9/22/2026; SOFR + 0.77% thereafter) due 9/22/2027(2)	1,000,000	911,910
2.005% (2.005% fixed rate until 3/13/2025; 3 mo. USD Term SOFR + 1.59% thereafter) due 3/13/2026(2)	200,000	193,382
Mitsubishi UFJ Financial Group, Inc.
1.412% due 7/17/2025	550,000	523,138
5.354% (5.354% fixed rate until 9/13/2027; 1 yr. CMT rate + 1.90% thereafter) due 9/13/2028(2)	300,000	301,563
5.719% (5.719% fixed rate until 2/20/2025; 1 yr. CMT rate + 1.08% thereafter) due 2/20/2026(2)	200,000	200,192
Morgan Stanley Bank NA
4.952% (4.952% fixed rate until 1/14/2027; SOFR + 1.08% thereafter) due 1/14/2028(2)	1,000,000	995,860
NatWest Group PLC
5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT rate + 1.35% thereafter) due 3/2/2027(2)	250,000	251,212
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT rate + 2.85% thereafter) due 11/10/2026(2)	300,000	308,313

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Sumitomo Mitsui Trust Bank Ltd.
5.20% due 3/7/2027(1)	$300,000	$300,414
Toronto-Dominion Bank
4.994% due 4/5/2029	1,000,000	1,000,660
Truist Bank
3.625% due 9/16/2025	250,000	243,375
Truist Financial Corp.
4.00% due 5/1/2025	1,000,000	983,880
4.26% (4.26% fixed rate until 7/28/2025; SOFR + 1.46% thereafter) due 7/28/2026(2)	1,000,000	983,550
U.S. Bancorp
4.548% (4.548% fixed rate until 7/22/2027; SOFR + 1.66% thereafter) due 7/22/2028(2)	900,000	882,261

		15,475,731

Commercial Services — 0.6%
Global Payments, Inc.
2.65% due 2/15/2025	1,100,000	1,071,532

		1,071,532

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% due 10/29/2024	1,200,000	1,170,816
4.45% due 4/3/2026	500,000	492,385
6.50% due 7/15/2025	800,000	808,224
Air Lease Corp.
2.875% due 1/15/2026	200,000	191,400
American Express Co.
5.098% (5.098% fixed rate until 2/16/2027; SOFR + 1.00% thereafter) due 2/16/2028(2)	600,000	598,980
Charles Schwab Corp.
1.15% due 5/13/2026	200,000	184,474
Synchrony Financial
4.50% due 7/23/2025	1,000,000	980,010

		4,426,289

Electric — 0.8%
DTE Energy Co.
Series F
1.05% due 6/1/2025	1,100,000	1,044,736
Pacific Gas & Electric Co.
3.45% due 7/1/2025	300,000	291,939

		1,336,675

Food — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50% due 1/15/2027	250,000	230,473

		230,473

Healthcare-Services — 0.7%
Elevance Health, Inc.
4.90% due 2/8/2026	200,000	198,904

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
UnitedHealth Group, Inc.
1.15% due 5/15/2026	$600,000	$555,156
3.10% due 3/15/2026	400,000	386,784

		1,140,844

Insurance — 1.0%
Allstate Corp.
3.28% due 12/15/2026	600,000	572,190
Corebridge Financial, Inc.
3.50% due 4/4/2025	400,000	391,680
Progressive Corp.
2.45% due 1/15/2027	800,000	749,624

		1,713,494

Lodging — 0.1%
Marriott International, Inc.
Series R
3.125% due 6/15/2026	200,000	191,174

		191,174

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908% due 7/23/2025	1,000,000	988,410
Discovery Communications LLC
4.90% due 3/11/2026	200,000	198,094

		1,186,504

Oil & Gas — 1.1%
Diamondback Energy, Inc.
3.25% due 12/1/2026	200,000	191,686
Hess Corp.
4.30% due 4/1/2027	500,000	490,200
Occidental Petroleum Corp.
5.875% due 9/1/2025	200,000	200,766
Shell International Finance BV
2.875% due 5/10/2026	1,000,000	960,430

		1,843,082

Pharmaceuticals — 1.9%
AbbVie, Inc.
4.80% due 3/15/2027	1,000,000	1,000,970
Astrazeneca Finance LLC
4.80% due 2/26/2027	1,000,000	999,830
CVS Health Corp.
3.625% due 4/1/2027	1,100,000	1,058,607
3.875% due 7/20/2025	200,000	196,320

		3,255,727

Pipelines — 0.9%
Energy Transfer LP
2.90% due 5/15/2025	1,100,000	1,068,100
TransCanada PipeLines Ltd.
6.203% due 3/9/2026	500,000	499,210

		1,567,310

Real Estate Investment Trusts — 1.3%
American Tower Corp.
2.40% due 3/15/2025	1,200,000	1,163,832
Essex Portfolio LP
3.50% due 4/1/2025	500,000	489,835
Extra Space Storage LP
3.50% due 7/1/2026	500,000	480,300

		2,133,967

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Retail — 0.3%
O’Reilly Automotive, Inc.
5.75% due 11/20/2026	$500,000	$508,355

		508,355

Semiconductors — 0.1%
Broadcom, Inc.
3.459% due 9/15/2026	200,000	192,480

		192,480

Software — 0.3%
Fiserv, Inc.
3.85% due 6/1/2025	200,000	196,234
Oracle Corp.
2.50% due 4/1/2025	300,000	291,033

		487,267

Telecommunications — 1.1%
AT&T, Inc.
1.70% due 3/25/2026	1,500,000	1,402,545
T-Mobile USA, Inc.
3.50% due 4/15/2025	200,000	196,084
Verizon Communications, Inc.
3.376% due 2/15/2025	350,000	343,735

		1,942,364

Total Corporate Bonds & Notes (Cost $41,688,905)		41,849,269

Non-Agency Mortgage-Backed Securities — 8.6%
Benchmark Mortgage Trust
Series 2018-B3, Class AS 4.195% due 4/10/2051(2)(3)	1,150,000	1,069,941
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	580,000	602,016
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	240,000	241,085
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	635,000	682,734
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	800,000	712,224
Commercial Mortgage Trust
Series 2017-COR2, Class A3 3.51% due 9/10/2050	1,200,000	1,124,128
Series 2019-GC44, Class AM 3.263% due 8/15/2057	1,085,000	968,340
DBGS Mortgage Trust
Series 2018-C1, Class AM
4.627% due 10/15/2051(2)(3)	1,100,000	1,025,691
DBUBS Mortgage Trust
Series 2017-BRBK, Class A
3.452% due 10/10/2034(1)	793,000	738,809
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2 7.12% due 11/25/2041(1)(2)(3)	900,000	904,552
Series 2021-HQA4, Class M1 6.27% due 12/25/2041(1)(2)(3)	497,786	493,702
Series 2022-DNA1, Class M1A 6.32% due 1/25/2042(1)(2)(3)	405,436	405,280
Series 2022-HQA3, Class M1A 7.62% due 8/25/2042(1)(2)(3)	909,531	927,501

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Hilton USA Trust
Series 2016-HHV, Class A
3.719% due 11/5/2038(1)	$845,000	$802,630
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(1)	800,000	694,694
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	1,300,000	1,074,256
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4 3.718% due 12/15/2048	1,380,000	1,339,331
Series 2016-LC24, Class A4 2.942% due 10/15/2049	1,000,000	942,064

Total Non-Agency Mortgage-Backed Securities (Cost $15,013,587)		14,748,978

Senior Secured Loans — 4.0%
Advertising — 0.2%
Outfront Media Capital LLC
2019 Term Loan B
7.077% (1 mo. USD Term SOFR + 1.75%) due 11/18/2026(2)	350,000	349,233

		349,233

Airlines — 0.6%
Air Canada
2024 Term Loan B
7.833% (3 mo. USD Term SOFR + 2.50%) due 3/21/2031(2)	275,000	275,173
United Airlines, Inc.
2024 Term Loan B
8.076% (3 mo. USD Term SOFR + 2.75%) due 2/15/2031(2)	275,000	274,956
WestJet Loyalty LP
Term Loan B
9.057% (3 mo. USD Term SOFR + 3.75%) due 2/14/2031(2)	550,000	549,544

		1,099,673

Commercial Services — 0.1%
Vestis Corp.
Term Loan
7.576% (3 mo. USD Term SOFR + 2.25%) due 2/22/2031(2)	125,000	124,844

		124,844

Distribution/Wholesale — 0.2%
Core & Main LP
2024 Incremental Term Loan B
7.564% (3 mo. USD Term SOFR + 2.25%) due 2/9/2031(2)	400,000	398,500

		398,500

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Electric — 0.2%
ExGen Renewables IV LLC
2020 Term Loan
8.105% (3 mo. USD Term SOFR + 2.50%) due 12/15/2027(2)	$350,000	$350,000

		350,000

Entertainment — 0.6%
Caesars Entertainment, Inc.
2024 Term Loan B1
8.041% (3 mo. USD Term SOFR + 2.75%) due 2/6/2031(2)	500,000	500,000
Flutter Financing BV
Term Loan B
7.559% (3 mo. USD Term SOFR + 2.25%) due 11/29/2030(2)	523,688	523,405

		1,023,405

Healthcare-Services — 0.8%
DaVita, Inc.
2020 Term Loan B
0.00% due 8/12/2026(2)(4)	249,342	249,235
ICON Luxembourg SARL
2024 LUX Term Loan B
7.302% (1 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	842,683	844,149
PRA Health Sciences, Inc.
2024 US Term Loan B
7.302% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	209,955	210,320

		1,303,704

Leisure Time — 0.1%
Alterra Mountain Co.
2024 Add-on Term Loan B
0.00% due 5/31/2030(2)(4)	150,000	150,562

		150,562

Lodging — 0.6%
Fertitta Entertainment LLC
2022 Term Loan B
9.077% (1 mo. USD Term SOFR + 3.75%) due 1/29/2029(2)	249,364	249,832
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B
0.00% due 1/17/2031(2)(4)	200,000	200,312
Station Casinos LLC
2024 Term Loan B
0.00% due 3/7/2031(2)(4)	525,000	523,987

		974,131

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Media — 0.3%
Nexstar Broadcasting, Inc.
2019 Term Loan B4
7.941% (1 mo. USD Term SOFR + 2.50%) due 9/18/2026(2)	$500,000	$499,860

		499,860

Software — 0.3%
Dun & Bradstreet Corp.
2024 Term Loan B
8.082% (1 mo. USD Term SOFR + 2.75%) due 1/18/2029(2)	500,000	499,765

		499,765

Total Senior Secured Loans (Cost $6,758,808)		6,773,677

U.S. Government Agencies — 3.1%
Federal Farm Credit Banks Funding Corp.
2.64% due 4/8/2026	4,000,000	3,840,600
Federal Home Loan Bank Discount Notes
5.239% due 4/1/2024(5)	1,400,000	1,399,165

Total U.S. Government Agencies (Cost $5,370,507)		5,239,765

U.S. Government Securities — 13.1%
U.S. Treasury Notes
4.625% due 2/28/2026	22,500,000	22,487,695

Total U.S. Government Securities (Cost $22,528,046)		22,487,695

Commercial Paper — 0.8%
Bristol-Myers Squibb Co.
5.399% due 4/2/2024(1)	1,300,000	1,299,808

Total Commercial Paper (Cost $1,299,808)		1,299,808

U.S. Treasury Bills — 15.7%
U.S. Treasury Bills
5.114% due 11/29/2024(5)	27,800,000	26,887,801

Total U.S. Treasury Bills (Cost $26,894,115)		26,887,801

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $316,879, due 4/1/2024(6)	316,822	316,822

Total Repurchase Agreements (Cost $316,822)		316,822

Total Investments — 99.8% (Cost $171,761,378)		170,917,311

Assets in excess of other liabilities — 0.2%		394,409

Total Net Assets — 100.0%		$171,311,720

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2024, the aggregate market value of these securities amounted to $44,948,805, representing 26.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

(4)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bill	0.00%	6/18/2024	$327,100	$323,234

Open futures contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2024	318	Long	$65,126,520	$65,026,031	$(100,489)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	June 2024	58	Short	$(6,197,403)	$(6,206,906)	$(9,503)
U.S. Long Bond	June 2024	33	Short	(3,924,047)	(3,974,438)	(50,391)
U.S. Ultra 10-Year Treasury Note	June 2024	13	Short	(1,497,031)	(1,489,922)	7,109
U.S. Ultra Bond	June 2024	2	Short	(254,493)	(258,000)	(3,507)

Total				$(11,872,974)	$(11,929,266)	$(56,292)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$10,312,105	$—	$10,312,105
Asset-Backed Securities	—	41,001,391	—	41,001,391
Corporate Bonds & Notes	—	41,849,269	—	41,849,269
Non-Agency Mortgage-Backed Securities	—	14,748,978	—	14,748,978
Senior Secured Loans	—	6,773,677	—	6,773,677
U.S. Government Agencies	—	5,239,765	—	5,239,765
U.S. Government Securities	—	22,487,695	—	22,487,695
Commercial Paper	—	1,299,808	—	1,299,808
U.S. Treasury Bills	—	26,887,801	—	26,887,801
Repurchase Agreements	—	316,822	—	316,822

Total	$—	$170,917,311	$—	$170,917,311

Other Financial Instruments
Futures Contracts
Assets	$7,109	$—	$—	$7,109
Liabilities	(163,890)	—	—	(163,890)

Total	$(156,781)	$—	$—	$(156,781)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 97.9%
Aerospace & Defense — 2.1%
Melrose Industries PLC (United Kingdom)	723,488	$6,140,277

		6,140,277

Automobile Components — 1.3%
Gentherm, Inc.(1)	66,214	3,812,602

		3,812,602

Banks — 5.2%
Ameris Bancorp	46,417	2,245,654
Pinnacle Financial Partners, Inc.	46,585	4,000,720
Prosperity Bancshares, Inc.	35,932	2,363,607
Webster Financial Corp.	82,144	4,170,451
Wintrust Financial Corp.	21,785	2,274,136

		15,054,568

Biotechnology — 0.1%
Sage Therapeutics, Inc.(1)	11,974	224,393

		224,393

Building Products — 3.3%
AZEK Co., Inc.(1)	65,292	3,278,964
Carlisle Cos., Inc.	15,648	6,131,669

		9,410,633

Capital Markets — 2.2%
Cboe Global Markets, Inc.	14,655	2,692,563
Raymond James Financial, Inc.	29,205	3,750,506

		6,443,069

Chemicals — 5.3%
Ashland, Inc.	64,134	6,244,727
Olin Corp.	87,632	5,152,762
Westlake Corp.	26,392	4,032,698

		15,430,187

Commercial Services & Supplies — 2.4%
Republic Services, Inc.	14,095	2,698,347
Stericycle, Inc.(1)	77,922	4,110,385

		6,808,732

Construction & Engineering — 1.3%
API Group Corp.(1)	96,071	3,772,708

		3,772,708

Containers & Packaging — 1.2%
Crown Holdings, Inc.	45,454	3,602,684

		3,602,684

Distributors — 1.4%
LKQ Corp.	77,275	4,127,258

		4,127,258

Diversified Consumer Services — 1.1%
Service Corp. International	41,819	3,103,388

		3,103,388

Electrical Equipment — 5.0%
Atkore, Inc.	40,071	7,627,915
Regal Rexnord Corp.	37,556	6,763,836

		14,391,751

Electronic Equipment, Instruments & Components — 3.4%
Littelfuse, Inc.	17,009	4,122,131
Teledyne Technologies, Inc.(1)	13,557	5,820,291

		9,942,422

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 1.6%
Essent Group Ltd.	75,621	$4,500,206

		4,500,206

Food Products — 1.4%
Nomad Foods Ltd.	206,883	4,046,632

		4,046,632

Health Care Equipment & Supplies — 4.2%
Haemonetics Corp.(1)	43,045	3,673,891
Integer Holdings Corp.(1)	34,820	4,062,797
LivaNova PLC(1)	80,232	4,488,178

		12,224,866

Health Care Providers & Services — 2.6%
HealthEquity, Inc.(1)	53,447	4,362,879
Humana, Inc.	9,009	3,123,600

		7,486,479

Health Care Technology — 0.4%
Schrodinger, Inc.(1)	38,905	1,050,435

		1,050,435

Hotels, Restaurants & Leisure — 1.2%
Planet Fitness, Inc., Class A(1)	54,864	3,436,132

		3,436,132

Household Durables — 1.3%
Mohawk Industries, Inc.(1)	28,244	3,696,857

		3,696,857

Household Products — 1.4%
Church & Dwight Co., Inc.	38,612	4,027,618

		4,027,618

Industrial REITs — 1.7%
Terreno Realty Corp.	72,909	4,841,158

		4,841,158

Insurance — 6.1%
Arch Capital Group Ltd.(1)	53,029	4,902,001
Axis Capital Holdings Ltd.	66,594	4,329,942
First American Financial Corp.	71,017	4,335,588
Reinsurance Group of America, Inc.	20,807	4,013,254

		17,580,785

Interactive Media & Services — 0.6%
Bumble, Inc., Class A(1)	151,871	1,723,736

		1,723,736

IT Services — 1.6%
Okta, Inc.(1)	44,683	4,674,735

		4,674,735

Life Sciences Tools & Services — 4.1%
Azenta, Inc.(1)	69,685	4,200,612
Bio-Rad Laboratories, Inc., Class A(1)	17,206	5,951,039
Sotera Health Co.(1)	134,853	1,619,585

		11,771,236

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 0.8%
Ingersoll Rand, Inc.	24,709	$2,346,120

		2,346,120

Metals & Mining — 1.1%
Commercial Metals Co.	53,592	3,149,602

		3,149,602

Paper & Forest Products — 1.2%
Louisiana-Pacific Corp.	39,763	3,336,513

		3,336,513

Professional Services — 4.8%
CACI International, Inc., Class A(1)	8,601	3,258,317
Dun & Bradstreet Holdings, Inc.	342,244	3,436,129
TransUnion	45,846	3,658,511
WNS Holdings Ltd.(1)	68,015	3,436,798

		13,789,755

Residential REITs — 4.3%
American Homes 4 Rent, Class A	98,057	3,606,537
Mid-America Apartment Communities, Inc.	27,059	3,560,423
Sun Communities, Inc.	41,661	5,356,771

		12,523,731

Semiconductors & Semiconductor Equipment — 3.3%
Marvell Technology, Inc.	72,368	5,129,444
ON Semiconductor Corp.(1)	60,507	4,450,290

		9,579,734

Software — 7.8%
CCC Intelligent Solutions Holdings, Inc.(1)	277,517	3,319,103
Instructure Holdings, Inc.(1)	162,475	3,473,716
PagerDuty, Inc.(1)	179,775	4,077,297
Q2 Holdings, Inc.(1)	80,498	4,230,975
Riskified Ltd., Class A(1)	199,559	1,079,614
Sprinklr, Inc., Class A(1)	175,235	2,150,133
SPS Commerce, Inc.(1)	12,857	2,377,259
WalkMe Ltd.(1)	222,093	1,910,000

		22,618,097

Specialized REITs — 2.7%
Gaming & Leisure Properties, Inc.	73,383	3,380,755
SBA Communications Corp.	20,637	4,472,038

		7,852,793

Specialty Retail — 6.1%
Burlington Stores, Inc.(1)	26,212	6,086,164
Leslie’s, Inc.(1)	588,186	3,823,209
National Vision Holdings, Inc.(1)	101,100	2,240,376
Revolve Group, Inc.(1)	177,201	3,751,345
Tractor Supply Co.	6,754	1,767,657

		17,668,751

Trading Companies & Distributors — 2.3%
Air Lease Corp.	87,058	4,478,264
United Rentals, Inc.	3,118	2,248,421

		6,726,685

Total Common Stocks (Cost $256,136,630)		282,917,328

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Exchange-Traded Funds — 1.5%
SPDR S&P Biotech ETF	45,207	$4,289,692

Total Exchange-Traded Funds (Cost $4,194,917)		4,289,692

	Principal Amount	Value

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $2,575,429, due 4/1/2024(2)	$2,574,971	2,574,971

Total Repurchase Agreements (Cost $2,574,971)		2,574,971

Total Investments — 100.3% (Cost $262,906,518)		289,781,991

Liabilities in excess of other assets — (0.3)%		(976,283)

Total Net Assets — 100.0%		$288,805,708

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$2,658,300	$2,626,477

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$276,777,051	$6,140,277	*	$—	$282,917,328
Exchange-Traded Funds	4,289,692	—		—	4,289,692
Repurchase Agreements	—	2,574,971		—	2,574,971

Total	$281,066,743	$8,715,248		$—	$289,781,991

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — 98.0%
Aerospace & Defense — 0.9%
L3Harris Technologies, Inc.	10,378	$2,211,552

		2,211,552

Banks — 2.2%
Bank of America Corp.	53,297	2,021,022
JPMorgan Chase & Co.	18,131	3,631,640

		5,652,662

Beverages — 1.9%
Coca-Cola Co.	60,543	3,704,021
Keurig Dr Pepper, Inc.	35,779	1,097,342

		4,801,363

Biotechnology — 4.4%
AbbVie, Inc.	34,595	6,299,749
Gilead Sciences, Inc.	35,360	2,590,120
Vertex Pharmaceuticals, Inc.(1)	5,052	2,111,787

		11,001,656

Broadline Retail — 1.1%
Amazon.com, Inc.(1)	15,376	2,773,523

		2,773,523

Capital Markets — 1.9%
Cboe Global Markets, Inc.	11,023	2,025,256
MSCI, Inc.	2,033	1,139,395
S&P Global, Inc.	3,551	1,510,773

		4,675,424

Construction & Engineering — 0.7%
AECOM	17,295	1,696,294

		1,696,294

Consumer Staples Distribution & Retail — 1.7%
Koninklijke Ahold Delhaize NV, ADR	36,074	1,079,695
Walmart, Inc.	53,863	3,240,937

		4,320,632

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	49,122	2,061,159

		2,061,159

Electric Utilities — 2.3%
American Electric Power Co., Inc.	43,547	3,749,397
NextEra Energy, Inc.	31,094	1,987,217

		5,736,614

Electrical Equipment — 0.5%
Eaton Corp. PLC	3,710	1,160,043

		1,160,043

Entertainment — 1.1%
Electronic Arts, Inc.	20,098	2,666,402

		2,666,402

Financial Services — 5.0%
Fiserv, Inc.(1)	27,311	4,364,844
Mastercard, Inc., Class A	5,464	2,631,299
Visa, Inc., Class A	19,918	5,558,715

		12,554,858

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 0.8%
Medtronic PLC	22,560	$1,966,104

		1,966,104

Health Care Providers & Services — 5.5%
Cencora, Inc.	5,839	1,418,819
Cigna Group	6,340	2,302,625
Elevance Health, Inc.	121	62,743
McKesson Corp.	7,970	4,278,694
UnitedHealth Group, Inc.	11,593	5,735,057

		13,797,938

Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	805	2,920,443
Compass Group PLC, ADR	79,280	2,332,418
Yum! Brands, Inc.	18,013	2,497,502

		7,750,363

Household Products — 1.1%
Procter & Gamble Co.	17,865	2,898,596

		2,898,596

Industrial REITs — 0.4%
First Industrial Realty Trust, Inc.	20,412	1,072,446

		1,072,446

Insurance — 5.7%
American Financial Group, Inc.	10,371	1,415,434
Everest Group Ltd.	7,738	3,075,855
Marsh & McLennan Cos., Inc.	16,874	3,475,707
Progressive Corp.	11,668	2,413,176
Reinsurance Group of America, Inc.	7,547	1,455,665
Willis Towers Watson PLC	8,842	2,431,550

		14,267,387

Interactive Media & Services — 7.2%
Alphabet, Inc., Class C(1)	77,974	11,872,321
Meta Platforms, Inc., Class A	13,073	6,347,988

		18,220,309

IT Services — 2.9%
Amdocs Ltd.	38,333	3,464,153
VeriSign, Inc.(1)	20,086	3,806,498

		7,270,651

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	1,548	899,713

		899,713

Media — 1.4%
Comcast Corp., Class A	81,423	3,529,687

		3,529,687

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	65,017	1,852,334

		1,852,334

Oil, Gas & Consumable Fuels — 2.6%
Exxon Mobil Corp.	14,908	1,732,906
Shell PLC, ADR	70,854	4,750,052

		6,482,958

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	20,269	$1,099,188
Eli Lilly & Co.	5,637	4,385,360
Merck & Co., Inc.	53,608	7,073,576

		12,558,124

Professional Services — 4.7%
Automatic Data Processing, Inc.	9,691	2,420,230
Experian PLC, ADR	51,773	2,254,196
Genpact Ltd.	76,917	2,534,415
Paychex, Inc.	19,604	2,407,371
RELX PLC, ADR	27,188	1,176,969
Verisk Analytics, Inc.	4,219	994,545

		11,787,726

Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	8,299	1,641,459
Applied Materials, Inc.	10,899	2,247,701
Broadcom, Inc.	6,635	8,794,095
NVIDIA Corp.	2,485	2,245,347

		14,928,602

Software — 17.1%
Adobe, Inc.(1)	7,896	3,984,322
Fortinet, Inc.(1)	17,954	1,226,438
Gen Digital, Inc.	138,773	3,108,515
Intuit, Inc.	6,876	4,469,400
Microsoft Corp.	53,348	22,444,570
Nice Ltd., ADR(1)	4,420	1,151,940
Oracle Corp.	35,396	4,446,092
ServiceNow, Inc.(1)	2,836	2,162,166

		42,993,443

Specialized REITs — 0.7%
Public Storage	5,886	1,707,293

		1,707,293

Specialty Retail — 3.5%
AutoZone, Inc.(1)	1,750	5,515,387
O’Reilly Automotive, Inc.(1)	1,523	1,719,284
Ulta Beauty, Inc.(1)	2,854	1,492,300

		8,726,971

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	49,215	8,439,388

		8,439,388

Tobacco — 1.5%
Philip Morris International, Inc.	40,114	3,675,245

		3,675,245

Total Common Stocks (Cost $192,603,795)		246,137,460

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 2.9%
Fixed Income Clearing Corp., 1.60%, dated 3/28/2024, proceeds at maturity value of $7,322,343, due 4/1/2024(2)	$7,321,041	$7,321,041

Total Repurchase Agreements (Cost $7,321,041)		7,321,041

Total Investments — 100.9% (Cost $199,924,836)		253,458,501

Liabilities in excess of other assets — (0.9)%		(2,351,244)

Total Net Assets — 100.0%		$251,107,257

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	2/15/2054	$7,558,000	$7,467,522

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$246,137,460	$—	$—	$246,137,460
Repurchase Agreements	—	7,321,041	—	7,321,041

Total	$246,137,460	$7,321,041	$—	$253,458,501

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuations

The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Funds pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Funds.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value. Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded. Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue.

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of March 31, 2024, Guardian Mid Cap Traditional Growth VIP Fund held one illiquid security, and Guardian Mid Cap Relative Value VIP Fund held three illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of March 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2024, Guardian Mid Cap Traditional Growth Fund had one security classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2024, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended March 31, 2024, Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.